UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22656
American Funds Portfolio Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class A
| PGGAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
.
You
can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.35%
*Annualized.
Management's discussion of
fund
performance
The fund’s Class A shares gained 22.74% for the
year ended
October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming
volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced
domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class A (with sales charge) *	15.70%	10.41%	10.33%
American Funds Global Growth Portfolio — Class A (without sales charge) *	22.74%	11.73%	10.98%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions
are reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions
or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses,
only
one
copy of most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class C
| GGPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $1
0,0
00 i
nv
est
me
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 122	1.10%
*Annualized.
Management's discussion of fund performance
The fund’s Class C shares gained 21.82% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class C (with sales charge) *	20.82%	10.88%	10.31%
American Funds Global Growth Portfolio — Class C (without sales charge) *	21.82%	10.88%	10.31%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be ma iled to s
hareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effe ctive w
ithin 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class T
| TPGGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class T shares gained 23.03% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class T (with sales charge) 2	19.96%	11.43%	11.48%
American Funds Global Growth Portfolio — Class T (without sales charge) 2	23.03%	12.00%	11.81%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings,
and
proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareh ol
ders with
m
ultiple acco
un
ts at the same address (householding). If you would prefer that your documents not be
h
ouse
h
olded, ple
a
se contact C
a
pital G
ro
up at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-1
| PGGFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.72% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class F-1 *	22.72%	11.70%	10.96%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder doc
u
ments will be mailed to sha
reho
lders with multiple accounts at the same address (householding). If you would prefer that your documents no
t b
e householded, p
le
ase co
nt
act Cap
ital
Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-2
| PGWFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.03% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class F-2 *	23.03%	12.00%	11.25%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder doc ument
s will be
mai
led to sh
a
rehol
de
rs w
it
h mu
l
tiple accounts at the same address (householding). If you would prefer that your do cum
ents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class F-3
| PGXFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.16% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class F-3 2	23.16%	12.12%	12.14%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.96%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of m
os
t shareho
lder
documents will be
mailed
to sh
arehol
ders wit
h mu
ltiple a
ccou
nts at the same address (householding). If you would prefer that your documents not be h ouse
holded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-A
| CPGAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.38%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.69% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-A (with sales charge) *	18.42%	10.89%	10.54%
American Funds Global Growth Portfolio — Class 529-A (without sales charge) *	22.69%	11.68%	10.94%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voti ng in
formation is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-C
| CPGCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 126	1.14%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.74% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-C (with sales charge) *	20.74%	10.84%	10.50%
American Funds Global Growth Portfolio — Class 529-C (without sales charge) *	21.74%	10.84%	10.50%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*L
ess th
an 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-E
| CGGEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 70	0.63%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.41% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional
periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-E *	22.41%	11.43%	10.68%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your
financial
intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-T
| TGPPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class 529-T shares
gained
22.98% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class 529-T (with sales charge) 2	19.91%	11.38%	11.42%
American Funds Global Growth Portfolio — Class 529-T (without sales charge) 2	22.98%	11.95%	11.76%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the
fund
, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-1
| CGGFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 19	0.17%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 22.97% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-F-1 *	22.97%	11.91%	11.18%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-2
| FGGPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 13	0.12%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.03% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled
outside
the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class 529-F-2 2	23.03%	11.98%	11.98%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class 529-F-3
| FGPPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.11% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled
outside
the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total
returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class 529-F-3 2	23.11%	12.06%	12.05%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class ABLE-A
| CGGGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 28	0.25%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 22.86% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled
outside
the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class ABLE-A (with sales charge) 2	18.57%	11.08%	10.00%
American Funds Global Growth Portfolio — Class ABLE-A (without sales charge) 2	22.86%	11.87%	10.54%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.45%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class ABLE-F-2
| CGHGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 23.12% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled
outside
the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total
returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class ABLE-F-2 2	23.12%	12.06%	12.05%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-1
| RGGAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on a
hypothetical $1
0,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 118	1.06%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 21.89% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks
. U.S. e
quities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annu
al t
otal returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-1 *	21.89%	10.98%	10.21%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund sta
tis
tics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Les
s than
1%.
Availability of addit
ion
al information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-2
| RGGBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.09%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 21.82% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual to
tal
returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-2 *	21.82%	10.90%	10.16%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund
type
(percent of net assets)
*Less
tha
n 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-2E
| REBGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 90	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.15% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual tota
l ret
urns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-2E *	22.15%	11.22%	10.54%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund st
atis
tics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-3
| RGLCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,0
00
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 72	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.41% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-3 *	22.41%	11.41%	10.65%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Le
ss
than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-4
| RGGEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.72% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-4 *	22.72%	11.74%	10.99%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-5E
| RGTFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothe
tical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.02% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class R-5E 2	23.02%	11.96%	11.18%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.38%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-5
| RGGFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a h
ypoth
etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.06% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-5 *	23.06%	12.06%	11.31%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information
is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Global Growth Portfolio
Class R-6
| RGGGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
inves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.16% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-6 *	23.16%	12.12%	11.37%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting
information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-055-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class A
| GWPAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 22.91% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class A (with sales charge) *	15.83%	12.32%	11.58%
American Funds Growth Portfolio — Class A (without sales charge) *	22.91%	13.66%	12.24%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one cop
y o
f most share
ho
lder docu
me
nts will be m
a
iled to s
ha
reholders with m
ul
tiple a
cc
ounts at the same address (householding). If you would prefer that your documents n
o
t be ho
use
holded, please contact Capital Gr
o
up at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receip
t by Capital Group or your financial intermediary.
Lit. No. MFAAARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class C
| GWPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 122	1.10%
Management's discussion of fund performance
The fund’s Class C shares gained 22.00% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class C (with sales charge) *	21.00%	12.80%	11.56%
American Funds Growth Portfolio — Class C (without sales charge) *	22.00%	12.80%	11.56%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund
exp
enses, only one c
o
py of most s
har
eholder do
c
umen
ts will
be mailed to s
hare
holders with multiple a
cco
unts at the same address (householding). If you would prefer that your documents not be householded, please contact Capi tal Gr
oup at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 da ys
of receipt by Capital Group or yo
ur
financial intermediary.
Lit. No. MFCCARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class T
| TGGPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class T shares gained 23.22% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class T (with sales charge) 2	20.16%	13.37%	12.70%
American Funds Growth Portfolio — Class T (without sales charge) 2	23.22%	13.94%	13.03%
S&P 500 Index 3	21.45%	17.64%	15.16%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of m
os
t shareholde
r docume
nts will be mailed to shareh
older
s with mult
iple
acc
ounts
at the same address (householding). If you woul
d prefe
r that your documents not be hous
ehol
ded, ple
as
e contact Ca
pit
al Group at
(800) 421-4225
, or contact your financial intermediary. Your inst
ruc
tions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-1
| GWPFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.88% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class F-1 *	22.88%	13.63%	12.21%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be m
ailed to share
hol
ders with multiple ac
count
s at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-2
| GWPEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.23% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class F-2 *	23.23%	13.94%	12.51%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mail
ed to share
hold
ers with multiple accounts at the same address (householding). If you would prefer that your docum ent
s not be householded, please contact C
apital
Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class F-3
| GWPDX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.31% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class F-3 2	23.31%	14.05%	13.18%
S&P 500 Index 3	21.45%	17.64%	15.21%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.25%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most sha
rehol
der documents w
ill be
mailed to shareholders w
ith m
ultip
le acc
ounts at the same address (householding). If you would prefer that your d ocu
ments not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-A
| CGPAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
ve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.38%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.86% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-A (with sales charge) *	18.55%	12.82%	11.79%
American Funds Growth Portfolio — Class 529-A (without sales charge) *	22.86%	13.62%	12.19%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-C
| CGPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,
00
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 127	1.14%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.94% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-C (with sales charge) *	20.94%	12.75%	11.75%
American Funds Growth Portfolio — Class 529-C (without sales charge) *	21.94%	12.75%	11.75%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-E
| CGPEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 69	0.62%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.59% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and c
ap
ital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-E *	22.59%	13.36%	11.93%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-T
| TPGTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 16	0.14%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.18% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class 529-T (with sales charge) 2	20.12%	13.31%	12.64%
American Funds Growth Portfolio — Class 529-T (without sales charge) 2	23.18%	13.88%	12.97%
S&P 500 Index 3	21.45%	17.64%	15.16%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdi
n
gs, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-1
| CGPFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 19	0.17%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 23.15% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-F-1 *	23.15%	13.86%	12.43%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-2
| FGPGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,00
0 in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 13	0.12%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.18% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
retu
rns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class 529-F-2 2	23.18%	13.91%	13.90%
S&P 500 Index 3	21.45%	17.64%	17.63%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)

*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class 529-F-3
| FPGGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.26% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class 529-F-3 2	23.26%	13.98%	13.98%
S&P 500 Index 3	21.45%	17.64%	17.63%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be
mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class ABLE-A
| CGQGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 28	0.25%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 23.05% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s
overall
results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class ABLE-A (with sales charge) 2	18.72%	12.99%	11.26%
American Funds Growth Portfolio — Class ABLE-A (without sales charge) 2	23.05%	13.80%	11.80%
S&P 500 Index 3	21.45%	17.64%	14.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.44%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class ABLE-F-2
| CGRGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 6	0.05%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 23.31% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s
overall
results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class ABLE-F-2 2	23.31%	14.02%	14.01%
S&P 500 Index 3	21.45%	17.64%	17.63%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-1
| RGWAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 122	1.10%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 22.02% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-1 *	22.02%	12.81%	11.40%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-2
| RGWBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.09%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.02% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-2 *	22.02%	12.83%	11.41%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund
expenses
,
only
one
copy
of
most
shareholder
documents
will
be
mailed
t
o
shareholders
with
multiple
accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-2E
| RBGEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 90	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.32% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-2E *	22.32%	13.14%	11.73%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-3
| RGPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.64%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.56% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-3 *	22.56%	13.33%	11.91%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-4
| RGWEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.34%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.92% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-4 *	22.92%	13.68%	12.24%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-5E
| RGSFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.14%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.19% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class R-5E 2	23.19%	13.89%	12.46%
S&P 500 Index 3	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.80%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-5
| RGWFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.28% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-5 *	23.28%	14.00%	12.57%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth Portfolio
Class R-6
| RGWGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.33% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-6 *	23.33%	14.05%	12.62%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-053-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class A
| GAIOX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 17.81% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class A (with sales charge) *	11.06%	10.79%	9.42%
American Funds Growth and Income Portfolio — Class A (without sales charge) *	17.81%	12.10%	10.07%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder doc um
ents
w
ill be mailed to sh
arehold
ers with m
ultipl
e accounts at the same address (householding). If you would prefer that yo
ur
doc
uments not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 d ays
of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFAAARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class C
| GAITX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 115	1.06%
Management's discussion of fund performance
The fund’s Class C shares gained 16.92% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class C (with sales charge) *	15.92%	11.28%	9.42%
American Funds Growth and Income Portfolio — Class C (without sales charge) *	16.92%	11.28%	9.42%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy o
f mo
st sharehol
der doc
uments will be m
ailed
to share
holders
with multip
le accoun
ts at the same address (householding). If you would prefer that your documents not be householded, please contact Capit al
Group at
(800) 421-4225
, or contact your financial intermediary. Your inst
ruction
s will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class T
| TGXIX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class T shares gained 18.11% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class T (with sales charge) 2	15.17%	11.84%	10.37%
American Funds Growth and Income Portfolio — Class T (without sales charge) 2	18.11%	12.41%	10.71%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	0.96%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed t
o shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Cap ita
l Group or your financial intermediary.
Lit. No. MFTTARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-1
| GAIFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 17.76% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class F-1 *	17.76%	12.05%	10.03%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please conta
ct Capital Gr
oup
at
(800) 42
1-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-2
| GAIEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.07% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime
, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class F-2 *	18.07%	12.36%	10.31%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class F-3
| GAIHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.22% for the year ended October 31, 2025. That result compares
with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class F-3 2	18.22%	12.48%	10.85%
S&P 500 Index 3	21.45%	17.64%	15.21%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	1.11%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.25%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-A
| CGNAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 38	0.35%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 17.74% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors
influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply
, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-A (with sales charge) *	13.61%	11.26%	9.63%
American Funds Growth and Income Portfolio — Class 529-A (without sales charge) *	17.74%	12.06%	10.02%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-C
| CGNCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 120	1.11%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 16.87% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets posted robust gains
over
the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-C (with sales charge) *	15.87%	11.22%	9.60%
American Funds Growth and Income Portfolio — Class 529-C (without sales charge) *	16.87%	11.22%	9.60%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all
distributions
are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
S&P
Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-E
| CGNEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 65	0.60%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 17.50% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets posted robust
gains over
the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-E *	17.50%	11.81%	9.77%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all
distributions are reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-T
| TGGGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 12	0.11%
Management's
discussion
of fund performance
The fund’s Class 529-T shares gained 18.05% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based
equities
, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class 529-T (with sales charge) 2	15.11%	11.78%	10.31%
American Funds Growth and Income Portfolio — Class 529-T (without sales charge) 2	18.05%	12.34%	10.64%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	0.96%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-1
| CGNFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 17	0.16%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 18.03% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns
were
fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-F-1 *	18.03%	12.28%	10.25%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-2
| FGGIX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 18.07% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative
policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class 529-F-2 2	18.07%	12.35%	12.34%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	(1.63) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones
Indices
LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions )	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class 529-F-3
| FGIIX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 18.12% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive
returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class 529-F-3 2	18.12%	12.41%	12.40%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	(1.63) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index
Services
Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class ABLE-A
| CGNGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 26	0.24%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 17.88% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus
measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	13.76%	11.42%	9.56%
American Funds Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	17.88%	12.22%	10.09%
S&P 500 Index 3	21.45%	17.64%	14.86%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	0.59%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.44%
1
Class ABLE-A shares were
first
offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about
the
fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class ABLE-F-2
| CGLGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.03%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 18.15% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class ABLE-F-2 2	18.15%	12.44%	12.44%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	(1.63) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-1
| RGNAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 118	1.09%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 16.90% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-1 *	16.90%	11.26%	9.23%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by f
und
type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-2
| RGNBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 116	1.07%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 16.98% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-2 *	16.98%	11.28%	9.25%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by f
und
type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-2E
| RBEGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 17.21% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-2E *	17.21%	11.56%	9.55%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings b
y fu
nd type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-3
| RAICX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 17.43% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-3 *	17.43%	11.75%	9.72%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-4
| RGNEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 37	0.34%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 17.79% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-4 *	17.79%	12.10%	10.05%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio ho
ldin
gs by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-5E
| RGQFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 17.98% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class R-5E 2	17.98%	12.31%	10.35%
S&P 500 Index 3	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	1.25%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.80%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdi
ngs by
fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-5
| RGNFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.14% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-5 *	18.14%	12.41%	10.37%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdi
ngs b
y fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Growth and Income Portfolio
Class R-6
| RGNGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.18% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-6 *	18.18%	12.46%	10.43%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfo
lio h
oldings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-051-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class A
| BLPAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class A shares gained 15.24% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class A (with sales charge) *	8.64%	8.58%	7.83%
American Funds Moderate Growth and Income Portfolio — Class A (without sales charge) *	15.24%	9.87%	8.47%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holding
s by
fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class C
| BLPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 113	1.05%
Management's discussion of fund performance
The fund’s Class C shares gained 14.43% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which
provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class C (with sales charge) *	13.43%	9.06%	7.84%
American Funds Moderate Growth and Income Portfolio — Class C (without sales charge) *	14.43%	9.06%	7.84%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holding
s by fund
type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class T
| TBBPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.05%
Management's discussion of fund performance
The fund’s Class T shares gained 15.59% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class T (with sales charge) 2	12.71%	9.62%	8.77%
American Funds Moderate Growth and Income Portfolio — Class T (without sales charge) 2	15.59%	10.18%	9.09%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by f
und
type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-1
| BLPFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.36%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 15.23% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class F-1 *	15.23%	9.84%	8.43%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio ho
ldin
gs by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-2
| BLPEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 15.44% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class F-2 *	15.44%	10.11%	8.71%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested.
Any
market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holding
s by fu
nd type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class F-3
| BLPDX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.63% for
the
year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class F-3 2	15.63%	10.21%	9.22%
S&P 500 Index 3	21.45%	17.64%	15.21%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.25%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-A
| CBAAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 37	0.34%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 15.21% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-A (with sales charge) *	11.17%	9.06%	8.04%
American Funds Moderate Growth and Income Portfolio — Class 529-A (without sales charge) *	15.21%	9.84%	8.43%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-C
| CBPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 118	1.10%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.37% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-C (with sales charge) *	13.37%	9.01%	8.02%
American Funds Moderate Growth and Income Portfolio — Class 529-C (without sales charge) *	14.37%	9.01%	8.02%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-E
| CBAEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 63	0.59%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 14.95% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-E *	14.95%	9.59%	8.18%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-T
| TBPBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 15.47% for the year ended October 31, 2025. That result
compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-T (with sales charge) 2	12.60%	9.56%	8.70%
American Funds Moderate Growth and Income Portfolio — Class 529-T (without sales charge) 2	15.47%	10.12%	9.02%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-1
| CBAFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 17	0.16%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 15.44% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-F-1 *	15.44%	10.04%	8.66%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-2
| FBBPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 15.48% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-F-2 2	15.48%	10.10%	10.10%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class 529-F-3
| FPPBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 15.53% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-F-3 2	15.53%	10.15%	10.14%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts
at
the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class ABLE-A
| CBAGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 26	0.24%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 15.36% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	11.32%	9.19%	8.04%
American Funds Moderate Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	15.36%	9.96%	8.56%
S&P 500 Index 3	21.45%	17.64%	14.86%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	2.01%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.44%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, in
cludi
ng its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class ABLE-F-2
| CBBGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.03%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 15.58% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class ABLE-F-2 2	15.58%	10.20%	10.19%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional info
rma
tion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-1
| RBAAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hy
po
thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 115	1.07%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.40% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-1 *	14.40%	9.04%	7.65%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional infor
ma
tion
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-2
| RBABX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 117	1.09%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.36% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-2 *	14.36%	9.04%	7.65%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of
additional
info
r
mati
on
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-2E
| RBBEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 87	0.81%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.69% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-2E *	14.69%	9.33%	7.96%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional inf
orm
ation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-3
| RBACX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 69	0.64%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.85% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-3 *	14.85%	9.51%	8.13%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of
add
itional
infor
mation
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-4
| RBAEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 37	0.34%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 15.20% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-4 *	15.20%	9.84%	8.45%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial inf orm
ation, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-5E
| RGPFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 15.40% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class R-5E 2	15.40%	10.06%	8.68%
S&P 500 Index 3	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.80%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional infor
m
ation ab
ou
t the fund, including its prospectus, finan
ci
al information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-5
| RBAFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.59% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-5 *	15.59%	10.16%	8.77%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact C ap
ital
Grou
p at
(800
) 4
21-
4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Moderate Growth and Income Portfolio
Class R-6
| RBAGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.60% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-6 *	15.60%	10.21%	8.82%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital G roup
or
you
r
financia
l intermediary.
Lit. No. MFR6ARX-050-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class A
| INPAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.32%
Management's discussion of fund performance
The fund’s Class A shares gained 11.80% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class A (with sales charge) *	5.40%	7.29%	6.32%
American Funds Conservative Growth and Income Portfolio — Class A (without sales charge) *	11.80%	8.57%	6.95%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class C
| INPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 111	1.05%
Management's discussion of fund performance
The fund’s Class C shares gained 11.06% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns
but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within
fixed
income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class C (with sales charge) *	10.06%	7.78%	6.32%
American Funds Conservative Growth and Income Portfolio — Class C (without sales charge) *	11.06%	7.78%	6.32%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class T
| TTPPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What
were
the fund costs for the last year?
(based on a hypothetical $10,000 in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class T shares gained 12.17% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for
the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within
fixed
income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class T (with sales charge) 2	9.34%	8.32%	6.80%
American Funds Conservative Growth and Income Portfolio — Class T (without sales charge) 2	12.17%	8.86%	7.12%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-1
| INPFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.83% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s
focus
on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within
fixed
income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class F-1 *	11.83%	8.53%	6.91%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund
type
(percent of net assets)
*Less than 1%.
Availability of additional infor
mati
on
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-2
| INPEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.09% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within
fixed
income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class F-2 *	12.09%	8.80%	7.18%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested
and
reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class F-3
| INPDX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
year?
(based on a hypothetical $10
,000 inves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.22% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and
October
2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within
fixed
income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class F-3 2	12.22%	8.90%	7.25%
S&P 500 Index 3	21.45%	17.64%	15.21%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.25%
1
Class F-3
shares
were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-A
| CIPAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,0
00 inv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 35	0.33%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 11.79% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the
S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-A (with sales charge) *	7.88%	7.77%	6.53%
American Funds Conservative Growth and Income Portfolio — Class 529-A (without sales charge) *	11.79%	8.53%	6.91%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-C
| CIPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,00
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 116	1.10%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.06% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-C (with sales charge) *	10.06%	7.73%	6.50%
American Funds Conservative Growth and Income Portfolio — Class 529-C (without sales charge) *	11.06%	7.73%	6.50%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all
distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days
of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-E
| CIPEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 i
nvestm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 61	0.58%
Management's discussion of fund
performance
The fund’s Class 529-E shares gained 11.58% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-E *	11.58%	8.28%	6.66%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-T
| TPTPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a hypo
theti
cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.12% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-T (with sales charge) 2	9.29%	8.26%	6.74%
American Funds Conservative Growth and Income Portfolio — Class 529-T (without sales charge) 2	12.12%	8.80%	7.06%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-1
| CIPFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypotheti
cal $
10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 18	0.17%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.12% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-F-1 *	12.12%	8.74%	7.14%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested
and
reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets ( in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-2
| FTPPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,
000 i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.12% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-F-2 2	12.12%	8.80%	8.79%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC,
Bloomberg
Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class 529-F-3
| FPTPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,
000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.17% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects
, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information
technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-F-3 2	12.17%	8.84%	8.84%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class ABLE-A
| CIPGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 24	0.23%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 11.99% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	8.07%	7.91%	6.49%
American Funds Conservative Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	11.99%	8.68%	7.00%
S&P 500 Index 3	21.45%	17.64%	14.86%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	2.01%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.44%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class ABLE-F-2
| CIQGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.03%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 12.20% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class ABLE-F-2 2	12.20%	8.89%	8.88%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-1
| RNCAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 113	1.07%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.07% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-1 *	11.07%	7.77%	6.14%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-2
| RINBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 115	1.09%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.04% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-2 *	11.04%	7.74%	6.14%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-2E
| RNBEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 83	0.79%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.32% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-2E *	11.32%	8.05%	6.50%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-3
| RNCCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 68	0.64%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 11.50% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-3 *	11.50%	8.22%	6.61%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-4
| RINEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 36	0.34%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 11.85% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-4 *	11.85%	8.54%	6.93%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-5E
| RGOFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.16%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.07% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation
rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class R-5E 2	12.07%	8.76%	7.24%
S&P 500 Index 3	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.80%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-5
| RINFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.13% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities
offered
strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-5 *	12.13%	8.86%	7.24%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Conservative Growth and Income Portfolio
Class R-6
| RINGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.26% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest
contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-6 *	12.26%	8.91%	7.30%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-047-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class A
| TAIAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.33%
Management's discussion of fund performance
The fund’s Class A shares gained 11.96% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (with sales charge) *	7.79%	7.84%	6.98%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (without sales charge) *	11.96%	8.67%	7.38%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-046-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class C
| TAICX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 109	1.03%
Management's discussion of fund performance
The fund’s Class C shares gained 11.20% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (with sales charge) *	10.20%	7.91%	6.77%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (without sales charge) *	11.20%	7.91%	6.77%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-046-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class T
| TATAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.03%
Management's discussion of fund performance
The fund’s Class T shares gained 12.28% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (with sales charge) 2	9.46%	8.47%	7.57%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (without sales charge) 2	12.28%	9.01%	7.89%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-046-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-1
| TAIFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.91% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-1 *	11.91%	8.62%	7.36%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-046-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-2
| TXIFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.12%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.17% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-2 *	12.17%	8.92%	7.63%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-046-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Aware Conservative Growth and Income Portfolio
Class F-3
| TYIFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.30% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-3 2	12.30%	9.02%	8.00%
S&P 500 Index 3	21.45%	17.64%	15.21%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.25%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-046-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class A
| PPVAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.39%
Management's discussion of fund performance
The fund’s Class A shares gained 5.36% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class A (with sales charge) *	2.75%	0.70%	1.51%
American Funds Preservation Portfolio — Class A (without sales charge) *	5.36%	1.22%	1.77%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class C
| PPVCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 112	1.09%
Management's discussion of fund performance
The fund’s Class C shares gained 4.63% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class C (with sales charge) *	3.63%	0.53%	1.21%
American Funds Preservation Portfolio — Class C (without sales charge) *	4.63%	0.53%	1.21%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class T
| TPPPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.08%
Management's discussion of fund performance
The fund’s Class T shares gained 5.79% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class T (with sales charge) 2	3.17%	1.03%	1.94%
American Funds Preservation Portfolio — Class T (without sales charge) 2	5.79%	1.55%	2.23%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	2.03%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-1
| PPVFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.39%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.46% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class F-1 *	5.46%	1.23%	1.78%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-2
| PPEFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.10%
Management's
discussion
of fund performance
The fund’s Class F-2 shares gained 5.77% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class F-2 *	5.77%	1.50%	2.06%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all
distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions )	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of
net
assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class F-3
| PPFFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's
discussion
of fund performance
The fund’s Class F-3 shares gained 5.76% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class F-3 2	5.76%	1.59%	2.30%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	2.03%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-A
| CPPAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 38	0.37%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 5.50% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales
charge
and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-A (with sales charge) *	2.88%	0.73%	1.53%
American Funds Preservation Portfolio — Class 529-A (without sales charge) *	5.50%	1.25%	1.78%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy
voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-C
| CPPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 116	1.13%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 4.71% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-C (with sales charge) *	3.71%	0.47%	1.40%
American Funds Preservation Portfolio — Class 529-C (without sales charge) *	4.71%	0.47%	1.40%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-E
| CPPEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 62	0.60%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 5.26% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-E *	5.26%	1.02%	1.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-T
| TPAPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 14	0.14%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 5.73% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class 529-T (with sales charge) 2	3.10%	0.97%	1.87%
American Funds Preservation Portfolio — Class 529-T (without sales charge) 2	5.73%	1.49%	2.17%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	2.03%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information
about
the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-1
| CPPFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.21%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 5.55% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before
gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-F-1 *	5.55%	1.40%	1.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they
would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information
about
the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (
householding
). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-2
| FPPPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 12	0.12%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.76% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness
in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class 529-F-2 2	5.76%	1.51%	1.51%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	1.32%
1
Class 529-
F
-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class 529-F-3
| FFPPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
.
You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.08%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 5.80% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward
Treasuries
, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual t
otal
returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class 529-F-3 2	5.80%	1.54%	1.54%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	1.32%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional
information
about the fund, including its prospectus, financial
information
, holdings, and proxy
voting
information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class ABLE-A
| CPPGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEA
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 25	0.24%
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 5.55% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than
half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class ABLE-A (with sales charge) 2	2.93%	0.85%	2.04%
American Funds Preservation Portfolio — Class ABLE-A (without sales charge) 2	5.55%	1.37%	2.39%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	2.01%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	2.35%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information
,
holdings
, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEA
.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAZARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class ABLE-F-2
| CPQGX
for the year ended
October
31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-ABLEF2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 5.75% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half
of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class ABLE-F-2 2	5.75%	1.62%	1.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	1.32%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-ABLEF2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (
householding
). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2AARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-1
| RPPVX
for the year ended
October
31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 110	1.07%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 4.69% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-1 *	4.69%	0.53%	1.04%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective
within
30 days of
receipt
by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-2
| RPPBX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 107	1.05%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 4.69% for the year ended October 31, 2025. That result
compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns
for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-2 *	4.69%	0.51%	1.05%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
Bloomberg
Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-2E
| RPBEX
for the
year
ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 84	0.82%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.90% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-2E *	4.90%	0.77%	1.34%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mai
led to s
hareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will
typically
be effective within
30
days of receipt by
Capital
Group or your financial intermediary.
Lit. No. MF2EARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-3
| RPPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 65	0.63%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 5.10% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and
capital
gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-3 *	5.10%	0.96%	1.50%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund
expenses
, only one
copy
of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents
not be householded,
please
contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be
effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-4
| RPPEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 36	0.35%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 5.52% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-4 *	5.52%	1.28%	1.82%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-5E
| RGMFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.16%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.59% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class R-5E 2	5.59%	1.44%	2.05%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	1.87%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net
assets
)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-5
| RPPFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.

What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.07%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.81% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered
potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-5 *	5.81%	1.56%	2.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statist
ic
s
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Preservation Portfolio
Class R-6
| RPPGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.87% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-6 *	5.87%	1.61%	2.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-045-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class A
| TEPAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.34%
Management's discussion of fund performance
The fund’s Class A shares gained 4.28% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class A (with sales charge) *	1.64%	0.71%	1.38%
American Funds Tax-Exempt Preservation Portfolio — Class A (without sales charge) *	4.28%	1.22%	1.63%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg Municipal Bond 1-7 Year Blend Index †	4.34%	1.32%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-044-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class C
| TEPCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 107	1.05%
Management's discussion of fund performance
The fund’s Class C shares gained 3.53% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class C (with sales charge) *	2.53%	0.54%	1.07%
American Funds Tax-Exempt Preservation Portfolio — Class C (without sales charge) *	3.53%	0.54%	1.07%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg Municipal Bond 1-7 Year Blend Index †	4.34%	1.32%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-044-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class T
| TTEPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.04%
Management's discussion of fund performance
The fund’s Class T shares gained 4.60% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Preservation Portfolio — Class T (with sales charge) 2	1.95%	1.04%	1.75%
American Funds Tax-Exempt Preservation Portfolio — Class T (without sales charge) 2	4.60%	1.56%	2.05%
Bloomberg Municipal Bond Index 3	4.17%	1.16%	2.44%
Bloomberg Municipal Bond 1-7 Year Blend Index 3	4.34%	1.32%	1.93%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-044-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-1
| TEPFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.38%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 4.13% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class F-1 *	4.13%	1.19%	1.61%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg Municipal Bond 1-7 Year Blend Index †	4.34%	1.32%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-044-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-2
| TXEFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.10%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 4.53% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class F-2 *	4.53%	1.46%	1.88%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg Municipal Bond 1-7 Year Blend Index †	4.34%	1.32%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-044-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Tax-Exempt Preservation Portfolio
Class F-3
| TYEFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 4.53% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Preservation Portfolio — Class F-3 2	4.53%	1.56%	2.16%
Bloomberg Municipal Bond Index 3	4.17%	1.16%	2.56%
Bloomberg Municipal Bond 1-7 Year Blend Index 3	4.34%	1.32%	2.01%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%
Portfolio holdings by fund type
(percent of net assets)
Availability
of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-044-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	145,000	11,000	36,000	None
October 31, 2024	88,000	14,000	35,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	1,867,000	4,000	72,000
October 31, 2024	Not Applicable	2,131,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	1,990,000
October 31, 2024	2,192,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Portfolio Series
Financial Statements and Other Information N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-900-1225 © 2025 Capital Group. All rights reserved.

American Funds Global Growth Portfolio
Investment portfolio October 31, 2025

Growth funds 85%	Shares	Value (000)
New Perspective Fund, Class R-6	18,969,755	$1,426,715
The New Economy Fund, Class R-6	14,024,628	1,113,836
The Growth Fund of America, Class R-6	11,971,706	1,081,524
SMALLCAP World Fund, Inc., Class R-6	13,158,144	1,035,546
EUPAC Fund, Class R-6	8,725,642	579,295
New World Fund, Inc., Class R-6	5,218,916	509,993
American Funds Global Insight Fund, Class R-6	12,619,065	356,993
		6,103,902
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	14,086,907	1,083,424
Total investment securities 100% (cost: $4,640,531,000)		7,187,326
Other assets less liabilities 0%		(1,593)
Net assets 100%		$7,185,733
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85%
New Perspective Fund, Class R-6	$1,230,277	$64,061	$74,216	$11,894	$194,699	$1,426,715	$10,775	$53,215
The New Economy Fund, Class R-6	924,171	82,358	91,205	14,586	183,926	1,113,836	1,226	81,132
The Growth Fund of America, Class R-6	924,142	80,074	81,890	23,940	135,258	1,081,524	6,210	72,896
SMALLCAP World Fund, Inc., Class R-6	914,065	31,047	4,613	(1,048)	96,095	1,035,546	8,830	—
EUPAC Fund, Class R-6 (b)	478,132	38,600	12,739	120	75,182	579,295	5,021	29,127
New World Fund, Inc., Class R-6	422,369	16,252	11,007	785	81,594	509,993	5,118	11,134
American Funds Global Insight Fund, Class R-6	304,776	3,811	8,499	419	56,486	356,993	3,854	—
						6,103,902
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	924,171	71,977	45,741	1,798	131,219	1,083,424	18,534	53,443
Total 100%				$52,494	$954,459	$7,187,326	$59,568	$300,947

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)	This fund changed its name during the reporting period.
Refer to the notes to financial statements.

1	American Funds Portfolio Series

American Funds Growth Portfolio
Investment portfolio October 31, 2025

Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	69,587,521	$6,286,537
AMCAP Fund, Class R-6	75,234,663	3,727,877
New Perspective Fund, Class R-6	49,386,892	3,714,388
SMALLCAP World Fund, Inc., Class R-6	46,417,128	3,653,028
The New Economy Fund, Class R-6	33,102,602	2,629,009
		20,010,839
Growth-and-income funds 20%
Fundamental Investors, Class R-6	26,059,040	2,497,498
The Investment Company of America, Class R-6	36,288,926	2,468,373
		4,965,871
Total investment securities 100% (cost: $16,951,775,000)		24,976,710
Other assets less liabilities 0%		(6,492)
Net assets 100%		$24,970,218
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$5,001,037	$475,859	$101,720	$9,161	$902,200	$6,286,537	$35,039	$411,307
AMCAP Fund, Class R-6	2,957,865	412,275	—	—	357,737	3,727,877	18,790	300,559
New Perspective Fund, Class R-6	2,931,535	279,560	24,017	(2,017)	529,327	3,714,388	26,452	130,645
SMALLCAP World Fund, Inc., Class R-6	2,920,153	404,961	4,455	(566)	332,935	3,653,028	29,108	—
The New Economy Fund, Class R-6	1,994,394	201,643	31,693	4,370	460,295	2,629,009	2,688	177,848
						20,010,839
Growth-and-income funds 20%
Fundamental Investors, Class R-6	1,986,570	224,529	—	—	286,399	2,497,498	28,970	182,305
The Investment Company of America, Class R-6	1,997,511	197,783	5,859	(199)	279,137	2,468,373	28,092	169,691
						4,965,871
Total 100%				$10,749	$3,148,030	$24,976,710	$169,139	$1,372,355

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Portfolio Series	2

American Funds Growth and Income Portfolio
Investment portfolio October 31, 2025

Growth funds 20%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	21,558,287	$1,696,637
The Growth Fund of America, Class R-6	17,737,614	1,602,416
American Funds Global Insight Fund, Class R-6	38,449,689	1,087,742
		4,386,795
Growth-and-income funds 46%
The Investment Company of America, Class R-6	65,151,759	4,431,623
Capital World Growth and Income Fund, Class R-6	43,576,820	3,351,493
Washington Mutual Investors Fund, Class R-6	32,128,414	2,158,387
		9,941,503
Equity-income funds 10%
Capital Income Builder, Class R-6	26,599,145	2,103,194
Balanced funds 10%
American Balanced Fund, Class R-6	55,460,249	2,179,588
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	108,579,738	1,031,507
The Bond Fund of America, Class R-6	89,593,963	1,028,539
American Funds Strategic Bond Fund, Class R-6	109,094,778	1,025,491
		3,085,537
Total investment securities 100% (cost: $15,745,818,000)		21,696,617
Other assets less liabilities 0%		(5,605)
Net assets 100%		$21,691,012

3	American Funds Portfolio Series

American Funds Growth and Income Portfolio (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
SMALLCAP World Fund, Inc., Class R-6	$1,446,613	$90,690	$—	$—	$159,334	$1,696,637	$14,072	$—
The Growth Fund of America, Class R-6	1,311,023	116,511	58,820	12,495	221,207	1,602,416	9,147	107,364
American Funds Global Insight Fund, Class R-6	898,681	16,569	—	—	172,492	1,087,742	11,281	—
						4,386,795
Growth-and-income funds 46%
The Investment Company of America, Class R-6	3,712,325	369,842	157,148	20,565	486,039	4,431,623	51,315	313,914
Capital World Growth and Income Fund, Class R-6	2,734,187	228,541	30,216	994	417,987	3,351,493	56,662	158,855
Washington Mutual Investors Fund, Class R-6	1,861,320	189,767	11,145	1,148	117,297	2,158,387	32,177	157,590
						9,941,503
Equity-income funds 10%
Capital Income Builder, Class R-6	1,834,965	146,673	56,805	(171)	178,532	2,103,194	67,450	42,538
Balanced funds 10%
American Balanced Fund, Class R-6	1,850,323	144,911	4,779	(88)	189,221	2,179,588	44,165	100,746
Fixed income funds 14%
American Funds Multi-Sector Income Fund, Class R-6	913,811	109,075	—	—	8,621	1,031,507	61,756	—
The Bond Fund of America, Class R-6	911,660	105,224	6,148	(37)	17,840	1,028,539	43,588	—
American Funds Strategic Bond Fund, Class R-6 (b)	908,913	112,789	35,377	(3,366)	42,532	1,025,491	20,124	—
						3,085,537
Total 100%				$31,540	$2,011,102	$21,696,617	$411,737	$881,007

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Portfolio Series	4

American Funds Moderate Growth and Income Portfolio
Investment portfolio October 31, 2025

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	11,050,460	$831,105
SMALLCAP World Fund, Inc., Class R-6	10,402,736	818,696
		1,649,801
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	36,062,705	2,422,692
Capital World Growth and Income Fund, Class R-6	21,272,637	1,636,079
		4,058,771
Equity-income funds 10%
The Income Fund of America, Class R-6	57,561,935	1,573,743
Balanced funds 40%
American Balanced Fund, Class R-6	102,885,673	4,043,407
American Funds Global Balanced Fund, Class R-6	58,211,560	2,426,840
		6,470,247
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	81,407,135	773,368
The Bond Fund of America, Class R-6	67,297,216	772,572
American Funds Strategic Bond Fund, Class R-6	81,947,135	770,303
		2,316,243
Total investment securities 100% (cost: $11,957,695,000)		16,068,805
Other assets less liabilities 0%		(3,897)
Net assets 100%		$16,064,908

5	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
New Perspective Fund, Class R-6	$733,963	$38,114	$63,851	$7,743	$115,136	$831,105	$6,418	$31,697
SMALLCAP World Fund, Inc., Class R-6	699,396	47,992	8,191	(1,449)	80,948	818,696	6,801	—
						1,649,801
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	2,174,662	223,265	110,280	19,504	115,541	2,422,692	36,725	180,905
Capital World Growth and Income Fund, Class R-6	1,449,022	112,875	135,450	17,627	192,005	1,636,079	29,145	83,729
						4,058,771
Equity-income funds 10%
The Income Fund of America, Class R-6	1,459,592	96,541	75,639	223	93,026	1,573,743	61,460	31,626
Balanced funds 40%
American Balanced Fund, Class R-6	3,611,293	279,260	204,235	17,309	339,780	4,043,407	84,693	194,567
American Funds Global Balanced Fund, Class R-6	2,143,231	131,084	21,725	(1,092)	175,342	2,426,840	56,224	73,310
						6,470,247
Fixed income funds 15%
American Funds Multi-Sector Income Fund, Class R-6	698,956	68,011	—	—	6,401	773,368	46,679	—
The Bond Fund of America, Class R-6	687,692	77,619	6,081	(35)	13,377	772,572	32,628	—
American Funds Strategic Bond Fund, Class R-6 (b)	686,861	85,455	31,705	(3,003)	32,695	770,303	14,571	—
						2,316,243
Total 100%				$56,827	$1,164,251	$16,068,805	$375,344	$595,834

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Portfolio Series	6

American Funds Conservative Growth and Income Portfolio
Investment portfolio October 31, 2025

Growth-and-income funds 27%	Shares	Value (000)
Washington Mutual Investors Fund, Class R-6	13,462,936	$904,440
American Mutual Fund, Class R-6	14,511,672	902,046
Capital World Growth and Income Fund, Class R-6	8,381,338	644,609
		2,451,095
Equity-income funds 30%
Capital Income Builder, Class R-6	17,005,476	1,344,623
The Income Fund of America, Class R-6	49,077,551	1,341,780
		2,686,403
Fixed income funds 43%
American Funds Multi-Sector Income Fund, Class R-6	142,483,914	1,353,597
The Bond Fund of America, Class R-6	117,777,981	1,352,091
American High-Income Trust, Class R-6	91,159,867	902,483
American Funds Emerging Markets Bond Fund, Class R-6	33,092,148	269,039
		3,877,210
Total investment securities 100% (cost: $7,951,726,000)		9,014,708
Other assets less liabilities 0%		(2,179)
Net assets 100%		$9,012,529

7	American Funds Portfolio Series

American Funds Conservative Growth and Income Portfolio (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 27%
Washington Mutual Investors Fund, Class R-6	$787,687	$104,866	$39,202	$3,246	$47,843	$904,440	$13,551	$66,629
American Mutual Fund, Class R-6	789,920	66,666	9,702	2,611	52,551	902,046	16,080	33,495
Capital World Growth and Income Fund, Class R-6	551,164	52,016	41,899	2,815	80,513	644,609	11,258	31,628
						2,451,095
Equity-income funds 30%
Capital Income Builder, Class R-6	1,181,270	75,928	28,363	1,725	114,063	1,344,623	43,166	27,082
The Income Fund of America, Class R-6	1,183,411	85,247	6,694	233	79,583	1,341,780	50,846	25,673
						2,686,403
Fixed income funds 43%
American Funds Multi-Sector Income Fund, Class R-6	1,175,847	170,487	3,769	5	11,027	1,353,597	79,739	—
The Bond Fund of America, Class R-6	1,166,099	174,195	11,343	(121)	23,261	1,352,091	56,268	—
American High-Income Trust, Class R-6	791,695	115,806	13,454	(453)	8,889	902,483	55,261	—
American Funds Emerging Markets Bond Fund, Class R-6 (b)	232,105	25,340	649	—	12,243	269,039	16,422	—
						3,877,210
Total 100%				$10,061	$429,973	$9,014,708	$342,591	$184,507

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Portfolio Series	8

American Funds Tax-Aware Conservative Growth and Income Portfolio
Investment portfolio October 31, 2025

Growth-and-income funds 50%	Shares	Value (000)
Capital Group Dividend Value ETF	22,803,223	$972,785
Capital World Growth and Income Fund, Class R-6	11,861,665	912,281
Capital Group Dividend Growers ETF	17,164,850	598,538
Capital Group Conservative Equity ETF	9,863,196	295,995
Capital Group Core Equity ETF	6,028,673	242,714
		3,022,313
Tax-exempt fixed income funds 50%
Capital Group Municipal High-Income ETF	58,632,620	1,496,891
Capital Group Municipal Income ETF	45,919,064	1,257,723
Capital Group Short Duration Municipal Income ETF	8,437,218	222,152
		2,976,766
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 4.08%(a)	143,109	14,314
Total investment securities 100% (cost: $5,109,830,000)		6,013,393
Other assets less liabilities 0%		9,105
Net assets 100%		$6,022,498

9	American Funds Portfolio Series

American Funds Tax-Aware Conservative Growth and Income Portfolio (continued)
Investments in affiliates (b)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital Group Dividend Value ETF	$839,047	$43,830	$68,005	$14,738	$143,175	$972,785	$12,993	$—
Capital World Growth and Income Fund, Class R-6	779,494	80,527	65,264	11,345	106,179	912,281	15,992	45,240
Capital Group Dividend Growers ETF	520,358	26,738	30,288	2,583	79,147	598,538	11,754	—
Capital Group Conservative Equity ETF	—	289,154	—	—	6,841	295,995	878	—
Capital Group Core Equity ETF	—	232,426	—	—	10,288	242,714	550	—
American Mutual Fund, Class R-6 (c)	526,157	32,444	580,745	196,568	(174,424)	—	8,128	22,449
						3,022,313
Tax-exempt fixed income funds 50%
Capital Group Municipal High-Income ETF	—	1,440,297	2,728	72	59,250	1,496,891	11,730	—
Capital Group Municipal Income ETF	1,034,544	226,924	21,206	(618)	18,079	1,257,723	37,317	—
Capital Group Short Duration Municipal Income ETF	189,831	31,442	1,236	(13)	2,128	222,152	6,347	—
American High-Income Municipal Bond Fund, Class R-6 (c)	1,304,241	120,401	1,378,200	(92,252)	45,810	—	46,374	—
						2,976,766
Short-term securities 0%
Money market investments
Capital Group Central Cash Fund 4.08% (a)	13,625	205,380	204,694	(1)	4	14,314	638	—
Total 100%				$132,422	$296,477	$6,013,393	$152,701	$67,689

(a)	Rate represents the seven-day yield at 10/31/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Affiliated issuer during the reporting period but no longer held at 10/31/2025.
Refer to the notes to financial statements.

American Funds Portfolio Series	10

American Funds Preservation Portfolio
Investment portfolio October 31, 2025

Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	107,548,877	$1,034,619
Intermediate Bond Fund of America, Class R-6	66,492,411	846,449
		1,881,068
Total investment securities 100% (cost: $1,952,879,000)		1,881,068
Other assets less liabilities 0%		(438)
Net assets 100%		$1,880,630
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$1,032,646	$91,216	$97,591	$(1,819)	$10,167	$1,034,619	$44,116	$—
Intermediate Bond Fund of America, Class R-6	844,892	81,141	96,070	(2,117)	18,603	846,449	36,297	—
						1,881,068
Total 100%				$(3,936)	$28,770	$1,881,068	$80,413	$—

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

11	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio
Investment portfolio October 31, 2025

Tax-exempt fixed income funds 99%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	10,088,226	$157,982
Capital Group Short Duration Municipal Income ETF	4,480,590	117,974
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	11,562,515	116,550
		392,506
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 4.08%(a)	19,762	1,976
Total investment securities 100% (cost: $393,002,000)		394,482
Other assets less liabilities 0%		305
Net assets 100%		$394,787
Investments in affiliates (b)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 99%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$161,377	$22,865	$29,619	$(647)	$4,006	$157,982	$4,652	$—
Capital Group Short Duration Municipal Income ETF	120,573	18,342	22,178	(7)	1,244	117,974	3,711	—
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	119,030	17,598	21,452	(156)	1,530	116,550	3,444	—
						392,506
Short-term securities 1%
Money market investments
Capital Group Central Cash Fund 4.08% (a)	1,828	25,933	25,785	(1)	1	1,976	87	—
Total 100%				$(811)	$6,781	$394,482	$11,894	$—

(a)	Rate represents the seven-day yield at 10/31/2025.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Portfolio Series	12

Financial statements
Statements of assets and liabilities at October 31, 2025 (dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$7,187,326	$24,976,710	$21,696,617
Cash	—	—	—
Receivables for:
Sales of investments	162	—	264
Sales of fund’s shares	2,208	15,349	12,224
Dividends	—	—	9,386
Total assets	7,189,696	24,992,059	21,718,491
Liabilities:
Payables for:
Purchases of investments	—	2,725	9,386
Repurchases of fund’s shares	2,251	12,656	12,498
Services provided by related parties	1,598	6,102	5,340
Trustees’ deferred compensation	60	166	167
Other	54	192	88
Total liabilities	3,963	21,841	27,479
Net assets at October 31, 2025	$7,185,733	$24,970,218	$21,691,012
Net assets consist of:
Capital paid in on shares of beneficial interest	$4,326,951	$15,699,531	$14,891,990
Total distributable earnings (accumulated loss)	2,858,782	9,270,687	6,799,022
Net assets at October 31, 2025	$7,185,733	$24,970,218	$21,691,012
Investment securities of affiliated issuers, at cost	$4,640,531	$16,951,775	$15,745,818

Refer to the notes to financial statements.

13	American Funds Portfolio Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Assets:
Investment securities of affiliated issuers, at value	$16,068,805	$9,014,708	$6,013,393
Cash	—	—	50
Receivables for:
Sales of investments	—	—	263
Sales of fund’s shares	10,131	4,526	1,674
Dividends	7,026	18,862	10,542
Total assets	16,085,962	9,038,096	6,025,922
Liabilities:
Payables for:
Purchases of investments	9,871	19,404	57
Repurchases of fund’s shares	7,286	3,984	1,931
Services provided by related parties	3,716	2,078	1,389
Trustees’ deferred compensation	139	80	47
Other	42	21	—
Total liabilities	21,054	25,567	3,424
Net assets at October 31, 2025	$16,064,908	$9,012,529	$6,022,498
Net assets consist of:
Capital paid in on shares of beneficial interest	$11,348,060	$7,764,956	$4,908,051
Total distributable earnings (accumulated loss)	4,716,848	1,247,573	1,114,447
Net assets at October 31, 2025	$16,064,908	$9,012,529	$6,022,498
Investment securities of affiliated issuers, at cost	$11,957,695	$7,951,726	$5,109,830

Refer to the notes to financial statements.

American Funds Portfolio Series	14

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Assets:
Investment securities of affiliated issuers, at value	$1,881,068	$394,482
Cash	—	50
Receivables for:
Sales of investments	—	57
Sales of fund’s shares	2,750	148
Dividends	6,650	1,014
Total assets	1,890,468	395,751
Liabilities:
Payables for:
Purchases of investments	7,781	680
Repurchases of fund’s shares	1,619	203
Services provided by related parties	402	75
Trustees’ deferred compensation	25	6
Other	11	—
Total liabilities	9,838	964
Net assets at October 31, 2025	$1,880,630	$394,787
Net assets consist of:
Capital paid in on shares of beneficial interest	$2,077,849	$427,085
Total distributable earnings (accumulated loss)	(197,219)	(32,298)
Net assets at October 31, 2025	$1,880,630	$394,787
Investment securities of affiliated issuers, at cost	$1,952,879	$393,002

Refer to the notes to financial statements.

15	American Funds Portfolio Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$3,891,538	$14,838,590	$14,324,275
	Shares outstanding	141,634	487,663	650,831
	Net asset value per share	$27.48	$30.43	$22.01
Class C:	Net assets	$348,989	$1,364,010	$1,106,995
	Shares outstanding	13,128	47,031	50,701
	Net asset value per share	$26.58	$29.00	$21.83
Class T:	Net assets	$18	$19	$16
	Shares outstanding	1	1	1
	Net asset value per share	$27.55	$30.52	$22.02
Class F-1:	Net assets	$63,939	$181,618	$263,751
	Shares outstanding	2,321	5,966	11,982
	Net asset value per share	$27.54	$30.44	$22.01
Class F-2:	Net assets	$709,276	$2,049,425	$1,910,901
	Shares outstanding	25,648	66,821	86,631
	Net asset value per share	$27.65	$30.67	$22.06
Class F-3:	Net assets	$317,861	$406,929	$410,767
	Shares outstanding	11,516	13,297	18,650
	Net asset value per share	$27.60	$30.60	$22.03
Class 529-A:	Net assets	$960,984	$3,512,461	$1,625,652
	Shares outstanding	35,082	115,769	73,915
	Net asset value per share	$27.39	$30.34	$21.99
Class 529-C:	Net assets	$35,869	$127,212	$69,017
	Shares outstanding	1,351	4,401	3,152
	Net asset value per share	$26.55	$28.90	$21.89
Class 529-E:	Net assets	$27,869	$123,909	$52,617
	Shares outstanding	1,026	4,140	2,399
	Net asset value per share	$27.17	$29.93	$21.93
Class 529-T:	Net assets	$26	$28	$24
	Shares outstanding	1	1	1
	Net asset value per share	$27.54	$30.50	$22.02
Class 529-F-1:	Net assets	$17	$18	$17
	Shares outstanding	1	1	1
	Net asset value per share	$27.53	$30.55	$22.03
Class 529-F-2:	Net assets	$220,480	$649,001	$260,340
	Shares outstanding	8,024	21,321	11,829
	Net asset value per share	$27.48	$30.44	$22.01
Class 529-F-3:	Net assets	$18	$19	$18
	Shares outstanding	1	1	1
	Net asset value per share	$27.48	$30.43	$22.02
Class ABLE-A:	Net assets	$6,580	$29,486	$18,613
	Shares outstanding	240	972	844
	Net asset value per share	$27.36	$30.32	$22.05
Class ABLE-F-2:	Net assets	$822	$1,852	$1,711
	Shares outstanding	30	61	77
	Net asset value per share	$27.52	$30.50	$22.08
Class R-1:	Net assets	$5,625	$66,720	$28,308
	Shares outstanding	210	2,294	1,295
	Net asset value per share	$26.81	$29.09	$21.85
Class R-2:	Net assets	$128,722	$324,405	$233,675
	Shares outstanding	4,862	11,195	10,731
	Net asset value per share	$26.47	$28.98	$21.78
Refer to the notes to financial statements.

American Funds Portfolio Series	16

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)
		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Class R-2E:	Net assets	$5,416	$14,341	$18,774
	Shares outstanding	200	485	857
	Net asset value per share	$27.08	$29.59	$21.91
Class R-3:	Net assets	$127,066	$412,641	$257,474
	Shares outstanding	4,681	13,769	11,757
	Net asset value per share	$27.15	$29.97	$21.90
Class R-4:	Net assets	$67,037	$133,340	$102,892
	Shares outstanding	2,446	4,388	4,676
	Net asset value per share	$27.40	$30.39	$22.01
Class R-5:	Net assets	$27,247	$59,733	$51,420
	Shares outstanding	979	1,934	2,325
	Net asset value per share	$27.84	$30.88	$22.12
Class R-5E:	Net assets	$39,776	$121,517	$52,611
	Shares outstanding	1,451	3,998	2,393
	Net asset value per share	$27.42	$30.40	$21.98
Class R-6:	Net assets	$200,558	$552,944	$901,144
	Shares outstanding	7,183	17,956	40,824
	Net asset value per share	$27.92	$30.79	$22.07

Refer to the notes to financial statements.

17	American Funds Portfolio Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$10,986,808	$6,345,249	$4,436,756
	Shares outstanding	535,616	441,717	255,822
	Net asset value per share	$20.51	$14.36	$17.34
Class C:	Net assets	$816,415	$465,332	$315,678
	Shares outstanding	40,083	32,601	18,357
	Net asset value per share	$20.37	$14.27	$17.20
Class T:	Net assets	$15	$12	$13
	Shares outstanding	1	1	1
	Net asset value per share	$20.53	$14.37	$17.35
Class F-1:	Net assets	$114,052	$166,153	$323,024
	Shares outstanding	5,556	11,557	18,632
	Net asset value per share	$20.53	$14.38	$17.34
Class F-2:	Net assets	$1,493,403	$956,023	$733,075
	Shares outstanding	72,659	66,415	42,183
	Net asset value per share	$20.55	$14.39	$17.38
Class F-3:	Net assets	$393,197	$183,686	$213,952
	Shares outstanding	19,156	12,782	12,322
	Net asset value per share	$20.53	$14.37	$17.36
Class 529-A:	Net assets	$750,410	$378,285
	Shares outstanding	36,590	26,355	Not applicable
	Net asset value per share	$20.51	$14.35
Class 529-C:	Net assets	$35,772	$23,953
	Shares outstanding	1,750	1,675	Not applicable
	Net asset value per share	$20.44	$14.30
Class 529-E:	Net assets	$19,612	$8,751
	Shares outstanding	959	610	Not applicable
	Net asset value per share	$20.46	$14.35
Class 529-T:	Net assets	$21	$18
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$20.52	$14.37
Class 529-F-1:	Net assets	$16	$15
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$20.55	$14.38
Class 529-F-2:	Net assets	$130,962	$73,115
	Shares outstanding	6,385	5,092	Not applicable
	Net asset value per share	$20.51	$14.36
Class 529-F-3:	Net assets	$16	$15
	Shares outstanding	1	1	Not applicable
	Net asset value per share	$20.51	$14.36
Class ABLE-A:	Net assets	$15,599	$7,025
	Shares outstanding	759	489	Not applicable
	Net asset value per share	$20.55	$14.38
Class ABLE-F-2:	Net assets	$1,423	$491
	Shares outstanding	69	34	Not applicable
	Net asset value per share	$20.57	$14.40
Class R-1:	Net assets	$11,115	$3,846
	Shares outstanding	545	270	Not applicable
	Net asset value per share	$20.42	$14.27
Class R-2:	Net assets	$140,643	$48,629
	Shares outstanding	6,911	3,410	Not applicable
	Net asset value per share	$20.35	$14.26
Refer to the notes to financial statements.

American Funds Portfolio Series	18

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)
		Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Class R-2E:	Net assets	$9,249	$2,697
	Shares outstanding	451	188	Not applicable
	Net asset value per share	$20.50	$14.35
Class R-3:	Net assets	$169,246	$63,216
	Shares outstanding	8,276	4,414	Not applicable
	Net asset value per share	$20.45	$14.32
Class R-4:	Net assets	$92,081	$34,101
	Shares outstanding	4,487	2,373	Not applicable
	Net asset value per share	$20.52	$14.37
Class R-5:	Net assets	$44,982	$19,036
	Shares outstanding	2,186	1,321	Not applicable
	Net asset value per share	$20.58	$14.41
Class R-5E:	Net assets	$36,566	$13,306
	Shares outstanding	1,781	927	Not applicable
	Net asset value per share	$20.53	$14.35
Class R-6:	Net assets	$803,305	$219,575
	Shares outstanding	39,045	15,242	Not applicable
	Net asset value per share	$20.57	$14.41

Refer to the notes to financial statements.

19	American Funds Portfolio Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,254,964	$324,048
	Shares outstanding	131,485	33,227
	Net asset value per share	$9.54	$9.75
Class C:	Net assets	$43,332	$7,006
	Shares outstanding	4,551	719
	Net asset value per share	$9.52	$9.74
Class T:	Net assets	$10	$10
	Shares outstanding	1	1
	Net asset value per share	$9.55	$9.76
Class F-1:	Net assets	$15,627	$1,770
	Shares outstanding	1,637	181
	Net asset value per share	$9.55	$9.76
Class F-2:	Net assets	$155,228	$57,204
	Shares outstanding	16,261	5,865
	Net asset value per share	$9.55	$9.75
Class F-3:	Net assets	$45,245	$4,749
	Shares outstanding	4,742	487
	Net asset value per share	$9.54	$9.75
Class 529-A:	Net assets	$184,716
	Shares outstanding	19,363	Not applicable
	Net asset value per share	$9.54
Class 529-C:	Net assets	$8,947
	Shares outstanding	940	Not applicable
	Net asset value per share	$9.52
Class 529-E:	Net assets	$4,611
	Shares outstanding	484	Not applicable
	Net asset value per share	$9.54
Class 529-T:	Net assets	$12
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.55
Class 529-F-1:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.54
Class 529-F-2:	Net assets	$61,702
	Shares outstanding	6,463	Not applicable
	Net asset value per share	$9.55
Class 529-F-3:	Net assets	$11
	Shares outstanding	1	Not applicable
	Net asset value per share	$9.55
Class ABLE-A:	Net assets	$1,746
	Shares outstanding	183	Not applicable
	Net asset value per share	$9.57
Class ABLE-F-2:	Net assets	$344
	Shares outstanding	36	Not applicable
	Net asset value per share	$9.60
Class R-1:	Net assets	$1,201
	Shares outstanding	126	Not applicable
	Net asset value per share	$9.52
Class R-2:	Net assets	$17,578
	Shares outstanding	1,852	Not applicable
	Net asset value per share	$9.49
Refer to the notes to financial statements.

American Funds Portfolio Series	20

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)
		Preservation Portfolio	Tax-Exempt Preservation Portfolio
Class R-2E:	Net assets	$223
	Shares outstanding	23	Not applicable
	Net asset value per share	$9.55
Class R-3:	Net assets	$23,636
	Shares outstanding	2,479	Not applicable
	Net asset value per share	$9.53
Class R-4:	Net assets	$11,655
	Shares outstanding	1,221	Not applicable
	Net asset value per share	$9.55
Class R-5:	Net assets	$2,733
	Shares outstanding	286	Not applicable
	Net asset value per share	$9.55
Class R-5E:	Net assets	$4,273
	Shares outstanding	447	Not applicable
	Net asset value per share	$9.55
Class R-6:	Net assets	$42,825
	Shares outstanding	4,485	Not applicable
	Net asset value per share	$9.55

Refer to the notes to financial statements.

21	American Funds Portfolio Series

Financial statements (continued)
Statements of operations for the year ended October 31, 2025 (dollars in thousands)

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$59,568	$169,139	$411,737
Fees and expenses*:
Distribution services	16,066	59,058	53,482
Transfer agent services	6,045	19,028	12,176
529 and ABLE plan services	580	2,051	977
Reports to shareholders	118	397	359
Registration statement and prospectus	244	942	833
Trustees’ compensation	23	79	71
Auditing and legal	20	69	63
Custodian	9	29	27
Other	4	14	13
Total fees and expenses before waivers and/or reimbursements	23,109	81,667	68,001
Less waivers and/or reimbursements of fees and expenses:
ABLE plan services waivers	3	13	9
Transfer agent services reimbursements	— †	— †	—
Total fees and expenses after waivers and/or reimbursements	23,106	81,654	67,992
Net investment income	36,462	87,485	343,745
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	52,494	10,749	31,540
Capital gain distributions received from affiliated issuers	300,947	1,372,355	881,007
	353,441	1,383,104	912,547
Net unrealized appreciation (depreciation) on investments in affiliated issuers	954,459	3,148,030	2,011,102
Net realized gain (loss) and unrealized appreciation (depreciation)	1,307,900	4,531,134	2,923,649
Net increase (decrease) in net assets resulting from operations	$1,344,362	$4,618,619	$3,267,394

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Portfolio Series	22

Financial statements (continued)
Statements of operations for the year ended October 31, 2025  (continued)(dollars in thousands)

	Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$375,344	$342,591	$152,701
Fees and expenses*:
Distribution services	39,316	22,681	15,780
Transfer agent services	7,737	4,137	2,179
529 and ABLE plan services	474	245	—
Reports to shareholders	274	152	101
Registration statement and prospectus	572	324	234
Trustees’ compensation	54	30	20
Auditing and legal	47	26	17
Custodian	21	11	8
Other	10	5	4
Total fees and expenses before waivers and/or reimbursements	48,505	27,611	18,343
Less waivers and/or reimbursements of fees and expenses:
ABLE plan services waivers	8	3	—
Transfer agent services reimbursements	—	—	—
Total fees and expenses after waivers and/or reimbursements	48,497	27,608	18,343
Net investment income	326,847	314,983	134,358
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	56,827	10,061	132,422
Capital gain distributions received from affiliated issuers	595,834	184,507	67,689
	652,661	194,568	200,111
Net unrealized appreciation (depreciation) on investments in affiliated issuers	1,164,251	429,973	296,477
Net realized gain (loss) and unrealized appreciation (depreciation)	1,816,912	624,541	496,588
Net increase (decrease) in net assets resulting from operations	$2,143,759	$939,524	$630,946

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

23	American Funds Portfolio Series

Financial statements (continued)
Statements of operations for the year ended October 31, 2025  (continued)(dollars in thousands)

	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$80,413	$11,894
Fees and expenses*:
Distribution services	5,062	1,070
Transfer agent services	1,502	182
529 and ABLE plan services	134	—
Reports to shareholders	35	8
Registration statement and prospectus	72	15
Trustees’ compensation	7	1
Auditing and legal	6	1
Custodian	3	1
Other	1	— †
Total fees and expenses before waivers and/or reimbursements	6,822	1,278
Less waivers and/or reimbursements of fees and expenses:
ABLE plan services waivers	1	—
Transfer agent services reimbursements	—	—
Total fees and expenses after waivers and/or reimbursements	6,821	1,278
Net investment income	73,592	10,616
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	(3,936)	(811)
Capital gain distributions received from affiliated issuers	—	—
	(3,936)	(811)
Net unrealized appreciation (depreciation) on investments in affiliated issuers	28,770	6,781
Net realized gain (loss) and unrealized appreciation (depreciation)	24,834	5,970
Net increase (decrease) in net assets resulting from operations	$98,426	$16,586
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Portfolio Series	24

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$36,462	$47,274	$87,485	$84,954	$343,745	$325,256
Net realized gain (loss)	353,441	263,266	1,383,104	1,112,430	912,547	573,964
Net unrealized appreciation (depreciation)	954,459	1,225,047	3,148,030	4,080,284	2,011,102	3,209,627
Net increase (decrease) in net assets resulting from operations	1,344,362	1,535,587	4,618,619	5,277,668	3,267,394	4,108,847
Distributions paid to shareholders	(252,158)	(51,975)	(1,130,359)	(255,782)	(867,703)	(448,654)
Net capital share transactions	(27,095)	(230,187)	1,698,020	764,797	911,903	538,045
Total increase (decrease) in net assets	1,065,109	1,253,425	5,186,280	5,786,683	3,311,594	4,198,238
Net assets:
Beginning of year	6,120,624	4,867,199	19,783,938	13,997,255	18,379,418	14,181,180
End of year	$7,185,733	$6,120,624	$24,970,218	$19,783,938	$21,691,012	$18,379,418

	Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Aware Conservative Growth and Income Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$326,847	$308,582	$314,983	$295,962	$134,358	$120,305
Net realized gain (loss)	652,661	204,840	194,568	111,473	200,111	145,288
Net unrealized appreciation (depreciation)	1,164,251	2,357,437	429,973	975,946	296,477	683,752
Net increase (decrease) in net assets resulting from operations	2,143,759	2,870,859	939,524	1,383,381	630,946	949,345
Distributions paid to shareholders	(514,193)	(312,660)	(408,583)	(360,544)	(263,764)	(195,014)
Net capital share transactions	94,201	(26,575)	624,153	52,658	442,759	218,724
Total increase (decrease) in net assets	1,723,767	2,531,624	1,155,094	1,075,495	809,941	973,055
Net assets:
Beginning of year	14,341,141	11,809,517	7,857,435	6,781,940	5,212,557	4,239,502
End of year	$16,064,908	$14,341,141	$9,012,529	$7,857,435	$6,022,498	$5,212,557

Refer to the notes to financial statements.

25	American Funds Portfolio Series

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	Preservation Portfolio		Tax-Exempt Preservation Portfolio
	Year ended October 31,		Year ended October 31,
	2025	2024	2025	2024
Operations:
Net investment income (loss)	$73,592	$76,790	$10,616	$9,920
Net realized gain (loss)	(3,936)	(18,549)	(811)	(8,203)
Net unrealized appreciation (depreciation)	28,770	73,522	6,781	26,346
Net increase (decrease) in net assets resulting from operations	98,426	131,763	16,586	28,063
Distributions paid to shareholders	(73,800)	(76,677)	(10,567)	(9,652)
Net capital share transactions	(21,099)	(216,588)	(14,565)	(73,410)
Total increase (decrease) in net assets	3,527	(161,502)	(8,546)	(54,999)
Net assets:
Beginning of year	1,877,103	2,038,605	403,333	458,332
End of year	$1,880,630	$1,877,103	$394,787	$403,333
Refer to the notes to financial statements.

American Funds Portfolio Series	26

Notes to financial statements
1. Organization

American Funds Portfolio Series (the “series“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of eight funds (the “funds“). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Aware Conservative Growth and Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.
Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company ("CRMC"), the series’ investment adviser, is also the investment adviser to the underlying funds.
The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 23 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3), two tax-advantaged share classes for individuals with disabilities (Classes ABLE-A and ABLE-F-2) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Aware Conservative Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Aware Conservative Growth and Income Portfolio; up to 5.75% for all other funds
None (except 0.75% for certain
redemptions within 18 months of
purchase without an initial sales
charge for Preservation Portfolio,
Tax-Exempt Preservation Portfolio
and Tax-Aware Conservative
Growth and Income Portfolio, and
1.00% for certain redemptions
within 18 months of purchase
without an initial sales charge for
all other funds)
None
Class 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years.
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2, 529-F-3 and ABLE-F-2	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.

27	American Funds Portfolio Series

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.

American Funds Portfolio Series	28

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The net asset value of each share class of each fund is calculated based on the reported net asset values or official closing prices of the underlying funds and exchange-traded funds ("ETFs") in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. ETFs are generally valued at market prices which are based on the official closing price of, or the last reported sale price on, the principal exchange on which such underlying funds are traded, as of the close of business on the day the ETF is being valued or, lacking any sales, at the last available bid price.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2025, all of the investment securities held by each fund were classified as Level 1.
4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

29	American Funds Portfolio Series

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental,  governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer. The underlying fund’s portfolio managers invest in issuers based on their level of investment conviction. At times, the underlying fund may invest more significantly in a single issuer, which could increase the risk of loss arising from the factors described above.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

American Funds Portfolio Series	30

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of each fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The underlying fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the underlying fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

31	American Funds Portfolio Series

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to  other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

American Funds Portfolio Series	32

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.
Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the underlying fund has greater risk of volatility, and greater risk of loss, from these investments.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

33	American Funds Portfolio Series

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Additional tax basis disclosures for each fund as of October 31, 2025, were as follows (dollars in thousands):
	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Undistributed ordinary income	$—	$—	$15,293	$25,160
Late year ordinary loss deferral[1]	(5,505)	(26,652)	—	—
Undistributed long-term capital gains	324,750	1,282,477	840,889	593,371
Gross unrealized appreciation on investments	2,539,596	8,015,028	6,102,545	4,285,094
Gross unrealized depreciation on investments	—	—	(159,538)	(186,637)
Net unrealized appreciation (depreciation) on investments	2,539,596	8,015,028	5,943,007	4,098,457
Cost of investments	4,647,730	16,961,682	15,753,610	11,970,348
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	29,472	101,125	73,119	57,610

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$23,264	$8,957	$2,669	$—
Undistributed tax-exempt income	—	14,830	—	592
Undistributed long-term capital gains	173,416	187,622	—	—
Capital loss carryforward[2]	—	—	(124,423)	(33,372)
Gross unrealized appreciation on investments	1,390,078	903,085	—	2,629
Gross unrealized depreciation on investments	(339,105)	—	(75,439)	(2,141)
Net unrealized appreciation (depreciation) on investments	1,050,973	903,085	(75,439)	488
Cost of investments	7,963,735	5,110,308	1,956,507	393,994
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	21,622	8,935	(1)	45
1
This deferral is considered incurred in the subsequent year.
2
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforwards remains.

American Funds Portfolio Series	34

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Global Growth Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$21,757	$115,024	$136,781	$28,689	$—	$28,689
Class C	—	12,191	12,191	829	—	829
Class T	— [3]	1	1	— [3]	—	— [3]
Class F-1	364	1,975	2,339	457	—	457
Class F-2	5,376	20,942	26,318	6,913	—	6,913
Class F-3	2,770	9,639	12,409	3,041	—	3,041
Class 529-A	4,969	27,497	32,466	6,316	—	6,316
Class 529-C	—	1,226	1,226	52	—	52
Class 529-E	96	824	920	148	—	148
Class 529-T	— [3]	1	1	— [3]	—	— [3]
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class 529-F-2	1,429	5,603	7,032	1,579	—	1,579
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	—	— [3]
Class ABLE-A	35	168	203	35	—	35
Class ABLE-F-2	6	22	28	5	—	5
Class R-1	1	181	182	19	—	19
Class R-2	—	4,192	4,192	367	—	367
Class R-2E	—	146	146	35	—	35
Class R-3	419	3,712	4,131	648	—	648
Class R-4	380	1,982	2,362	497	—	497
Class R-5E	285	1,139	1,424	311	—	311
Class R-5	130	477	607	184	—	184
Class R-6	1,607	5,592	7,199	1,850	—	1,850
Total	$39,624	$212,534	$252,158	$51,975	$—	$51,975
Growth Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$54,430	$620,038	$674,468	$67,951	$89,222	$157,173
Class C	—	65,773	65,773	101	10,886	10,987
Class T	— [3]	1	1	— [3]	— [3]	— [3]
Class F-1	549	6,539	7,088	723	965	1,688
Class F-2	11,166	83,135	94,301	11,421	11,261	22,682
Class F-3	2,507	16,684	19,191	2,605	2,353	4,958
Class 529-A	11,940	145,322	157,262	14,630	20,163	34,793
Class 529-C	—	6,245	6,245	—	1,045	1,045
Class 529-E	235	5,352	5,587	388	747	1,135
Class 529-T	— [3]	1	1	— [3]	— [3]	— [3]
Class 529-F-1	— [3]	1	1	— [3]	— [3]	— [3]
Class 529-F-2	3,186	24,431	27,617	3,104	3,080	6,184
Class 529-F-3	— [3]	1	1	— [3]	— [3]	— [3]
Class ABLE-A	106	1,040	1,146	101	120	221
Class ABLE-F-2	8	61	69	5	5	10
Class R-1	—	2,879	2,879	31	412	443
Class R-2	— [3]	14,915	14,915	213	2,318	2,531
Class R-2E	—	659	659	47	117	164
Class R-3	610	16,581	17,191	1,211	2,349	3,560
Class R-4	553	6,120	6,673	679	872	1,551
Class R-5E	621	4,894	5,515	631	641	1,272
Class R-5	291	2,069	2,360	358	337	695
Class R-6	2,798	18,618	21,416	2,465	2,225	4,690
Total	$89,000	$1,041,359	$1,130,359	$106,664	$149,118	$255,782
Refer to the end of the table(s) for footnote(s).

35	American Funds Portfolio Series

Growth and Income Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$227,481	$350,255	$577,736	$218,501	$82,762	$301,263
Class C	11,231	30,924	42,155	13,468	8,699	22,167
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	3,935	6,115	10,050	3,847	1,525	5,372
Class F-2	32,714	44,458	77,172	29,568	9,884	39,452
Class F-3	7,822	10,300	18,122	7,322	2,335	9,657
Class 529-A	25,332	39,399	64,731	23,842	9,152	32,994
Class 529-C	656	1,889	2,545	789	522	1,311
Class 529-E	733	1,369	2,102	782	349	1,131
Class 529-T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	4,454	5,904	10,358	3,837	1,270	5,107
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class ABLE-A	279	396	675	217	75	292
Class ABLE-F-2	27	34	61	18	5	23
Class R-1	266	704	970	266	162	428
Class R-2	2,403	6,525	8,928	2,796	1,731	4,527
Class R-2E	238	518	756	322	177	499
Class R-3	3,410	6,279	9,689	3,256	1,459	4,715
Class R-4	1,564	2,422	3,986	1,614	638	2,252
Class R-5E	928	1,297	2,225	828	272	1,100
Class R-5	813	877	1,690	619	208	827
Class R-6	15,136	18,616	33,752	11,887	3,650	15,537
Total	$339,422	$528,281	$867,703	$323,779	$124,875	$448,654
Moderate Growth and Income Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$221,269	$131,015	$352,284	$210,026	$4,027	$214,053
Class C	11,910	11,142	23,052	13,912	422	14,334
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	2,311	1,425	3,736	2,378	48	2,426
Class F-2	32,104	17,287	49,391	29,783	522	30,305
Class F-3	8,948	4,753	13,701	8,493	143	8,636
Class 529-A	15,014	8,990	24,004	14,293	278	14,571
Class 529-C	499	485	984	585	18	603
Class 529-E	365	254	619	381	8	389
Class 529-T	1	— [3]	1	1	— [3]	1
Class 529-F-1	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class 529-F-2	2,874	1,558	4,432	2,614	45	2,659
Class 529-F-3	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class ABLE-A	280	151	431	209	4	213
Class ABLE-F-2	27	12	39	16	— [3]	16
Class R-1	155	138	293	164	5	169
Class R-2	1,967	1,828	3,795	2,089	61	2,150
Class R-2E	144	109	253	166	5	171
Class R-3	2,936	2,047	4,983	2,935	68	3,003
Class R-4	1,888	1,163	3,051	1,827	34	1,861
Class R-5E	807	449	1,256	686	11	697
Class R-5	947	426	1,373	756	13	769
Class R-6	17,881	8,634	26,515	15,377	257	15,634
Total	$322,327	$191,866	$514,193	$306,691	$5,969	$312,660
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	36

Conservative Growth and Income Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$223,878	$70,005	$293,883	$217,147	$47,415	$264,562
Class C	14,028	5,645	19,673	15,642	4,476	20,118
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	4,837	1,303	6,140	3,606	754	4,360
Class F-2	31,786	8,868	40,654	26,925	5,499	32,424
Class F-3	6,748	1,886	8,634	5,268	997	6,265
Class 529-A	13,264	4,145	17,409	12,290	2,616	14,906
Class 529-C	710	290	1,000	750	207	957
Class 529-E	289	100	389	309	72	381
Class 529-T	1	— [3]	1	1	— [3]	1
Class 529-F-1	1	— [3]	1	— [3]	— [3]	— [3]
Class 529-F-2	2,676	797	3,473	2,448	487	2,935
Class 529-F-3	1	— [3]	1	1	— [3]	1
Class ABLE-A	229	65	294	178	36	214
Class ABLE-F-2	17	5	22	14	2	16
Class R-1	110	41	151	91	24	115
Class R-2	1,400	550	1,950	1,389	382	1,771
Class R-2E	74	23	97	70	21	91
Class R-3	1,821	568	2,389	1,661	394	2,055
Class R-4	1,335	427	1,762	1,295	289	1,584
Class R-5E	438	110	548	377	80	457
Class R-5	640	154	794	439	80	519
Class R-6	7,391	1,927	9,318	5,712	1,100	6,812
Total	$311,674	$96,909	$408,583	$295,613	$64,931	$360,544
Tax-Aware Conservative Growth and Income Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income[4]	Long-term capital gains	Total distributions paid	Ordinary income[4]	Long-term capital gains	Total distributions paid
Class A	$97,379	$97,421	$194,800	$83,318	$61,441	$144,759
Class C	5,348	7,892	13,240	5,185	5,865	11,050
Class T	— [3]	— [3]	— [3]	— [3]	— [3]	— [3]
Class F-1	7,056	7,261	14,317	5,889	4,556	10,445
Class F-2	16,994	15,510	32,504	13,565	8,935	22,500
Class F-3	4,817	4,086	8,903	3,798	2,462	6,260
Total	$131,594	$132,170	$263,764	$111,755	$83,259	$195,014
Refer to the end of the table(s) for footnote(s).

37	American Funds Portfolio Series

Preservation Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$49,277	$—	$49,277	$51,418	$—	$51,418
Class C	1,508	—	1,508	1,980	—	1,980
Class T	— [3]	—	— [3]	— [3]	—	— [3]
Class F-1	635	—	635	763	—	763
Class F-2	6,416	—	6,416	7,006	—	7,006
Class F-3	1,949	—	1,949	2,538	—	2,538
Class 529-A	7,087	—	7,087	6,713	—	6,713
Class 529-C	281	—	281	278	—	278
Class 529-E	162	—	162	154	—	154
Class 529-T	1	—	1	1	—	1
Class 529-F-1	— [3]	—	— [3]	— [3]	—	— [3]
Class 529-F-2	2,449	—	2,449	1,945	—	1,945
Class 529-F-3	— [3]	—	— [3]	— [3]	—	— [3]
Class ABLE-A	65	—	65	54	—	54
Class ABLE-F-2	12	—	12	8	—	8
Class R-1	28	—	28	20	—	20
Class R-2	583	—	583	598	—	598
Class R-2E	8	—	8	7	—	7
Class R-3	928	—	928	994	—	994
Class R-4	456	—	456	438	—	438
Class R-5E	162	—	162	134	—	134
Class R-5	140	—	140	184	—	184
Class R-6	1,653	—	1,653	1,444	—	1,444
Total	$73,800	$—	$73,800	$76,677	$—	$76,677
Tax-Exempt Preservation Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income[4]	Long-term capital gains	Total distributions paid	Ordinary income[4]	Long-term capital gains	Total distributions paid
Class A	$8,604	$—	$8,604	$7,772	$—	$7,772
Class C	164	—	164	201	—	201
Class T	— [3]	—	— [3]	— [3]	—	— [3]
Class F-1	47	—	47	44	—	44
Class F-2	1,595	—	1,595	1,460	—	1,460
Class F-3	157	—	157	175	—	175
Total	$10,567	$—	$10,567	$9,652	$—	$9,652
3
Amount less than one thousand.
4
Ordinary income may include both taxable and tax-exempt income.

American Funds Portfolio Series	38

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, 529-F-2, 529-F-3, ABLE-F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2025, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):
	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Aware Conservative Growth and Income Portfolio	—	Not applicable	Not applicable
Preservation Portfolio	2,117	—	—
Tax-Exempt Preservation Portfolio	101	Not applicable	Not applicable
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include record keeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

39	American Funds Portfolio Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
529 and ABLE plan services — Each 529 and ABLE share class of each fund is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica® tax-advantaged savings program. Commonwealth Savers Plan is not considered a related party to any of the funds.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Commonwealth Savers Plan is currently waiving the portion of its fee attributable to Class ABLE shares. The waivers are expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach $300 million or June 30, 2028, whichever is earlier. For the year ended October 31, 2025, Commonwealth Savers Plan waived total 529 and ABLE plan service fees of $37,000 on Class ABLE shares of the funds. The waivers are reflected as ABLE plan services waivers in each fund’s statement of operations. As a result, total 529 and ABLE plan services fees of $4,461,000 were reduced to $4,424,000, both of which were equivalent to an annualized rate of 0.053% of the average daily net assets of each 529 and ABLE share class of each fund.
For the year ended October 31, 2025, the class-specific expenses of each fund under these agreements were as follows
(dollars in thousands):
Global Growth Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$8,455	$3,366	Not applicable
Class C	3,359	332	Not applicable
Class T	—	— *	Not applicable
Class F-1	145	66	Not applicable
Class F-2	Not applicable	655	Not applicable
Class F-3	Not applicable	6	Not applicable
Class 529-A	1,955	765	$450
Class 529-C	334	31	18
Class 529-E	122	17	13
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	108	96
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	10	3	3
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	52	4	Not applicable
Class R-2	893	403	Not applicable
Class R-2E	28	10	Not applicable
Class R-3	564	158	Not applicable
Class R-4	149	56	Not applicable
Class R-5E	Not applicable	48	Not applicable
Class R-5	Not applicable	13	Not applicable
Class R-6	Not applicable	4	Not applicable
Total class-specific expenses	$16,066	$6,045	$580
Refer to the end of the table(s) for footnote(s).
Growth Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$32,108	$11,326	Not applicable
Class C	12,617	1,114	Not applicable
Class T	—	— *	Not applicable
Class F-1	362	157	Not applicable
Class F-2	Not applicable	1,624	Not applicable
Class F-3	Not applicable	8	Not applicable
Class 529-A	7,276	2,507	$1,629
Class 529-C	1,177	99	63
Class 529-E	542	62	58
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	315	287
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	47	10	13
Class ABLE-F-2	Not applicable	1	1
Class R-1	583	53	Not applicable
Class R-2	2,195	973	Not applicable
Class R-2E	77	26	Not applicable
Class R-3	1,769	472	Not applicable
Class R-4	305	103	Not applicable
Class R-5E	Not applicable	140	Not applicable
Class R-5	Not applicable	29	Not applicable
Class R-6	Not applicable	9	Not applicable
Total class-specific expenses	$59,058	$19,028	$2,051

American Funds Portfolio Series	40

Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$34,175	$7,391	Not applicable
Class C	10,773	621	Not applicable
Class T	—	— *	Not applicable
Class F-1	577	254	Not applicable
Class F-2	Not applicable	1,682	Not applicable
Class F-3	Not applicable	8	Not applicable
Class 529-A	3,539	780	$785
Class 529-C	662	36	36
Class 529-E	245	18	26
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	99	121
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	32	4	8
Class ABLE-F-2	Not applicable	— *	1
Class R-1	259	22	Not applicable
Class R-2	1,705	710	Not applicable
Class R-2E	109	37	Not applicable
Class R-3	1,179	327	Not applicable
Class R-4	227	79	Not applicable
Class R-5E	Not applicable	67	Not applicable
Class R-5	Not applicable	25	Not applicable
Class R-6	Not applicable	16	Not applicable
Total class-specific expenses	$53,482	$12,176	$977
Moderate Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$26,581	$4,641	Not applicable
Class C	8,132	377	Not applicable
Class T	—	— *	Not applicable
Class F-1	271	110	Not applicable
Class F-2	Not applicable	1,384	Not applicable
Class F-3	Not applicable	8	Not applicable
Class 529-A	1,664	294	$373
Class 529-C	355	15	19
Class 529-E	95	6	10
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	48	64
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	28	3	7
Class ABLE-F-2	Not applicable	— *	1
Class R-1	106	7	Not applicable
Class R-2	1,022	451	Not applicable
Class R-2E	51	17	Not applicable
Class R-3	792	215	Not applicable
Class R-4	219	74	Not applicable
Class R-5E	Not applicable	50	Not applicable
Class R-5	Not applicable	21	Not applicable
Class R-6	Not applicable	16	Not applicable
Total class-specific expenses	$39,316	$7,737	$474
Conservative Growth and Income Portfolio
Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$15,923	$2,533	Not applicable
Class C	4,576	198	Not applicable
Class T	—	— *	Not applicable
Class F-1	324	133	Not applicable
Class F-2	Not applicable	797	Not applicable
Class F-3	Not applicable	4	Not applicable
Class 529-A	827	139	$188
Class 529-C	234	9	13
Class 529-E	42	2	5
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	30	36
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	12	1	3
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	36	2	Not applicable
Class R-2	343	155	Not applicable
Class R-2E	14	4	Not applicable
Class R-3	261	70	Not applicable
Class R-4	89	29	Not applicable
Class R-5E	Not applicable	18	Not applicable
Class R-5	Not applicable	9	Not applicable
Class R-6	Not applicable	4	Not applicable
Total class-specific expenses	$22,681	$4,137	$245
Refer to the end of the table(s) for footnote(s).
Tax-Aware Conservative Growth and Income Portfolio
Share class	Distribution services	Transfer agent services
Class A	$11,950	$1,040
Class C	3,087	81
Class T	—	— *
Class F-1	743	348
Class F-2	Not applicable	706
Class F-3	Not applicable	4
Total class-specific expenses	$15,780	$2,179

41	American Funds Portfolio Series

Preservation Portfolio

Share class	Distribution services	Transfer agent services	529 and ABLE plan services
Class A	$3,743	$1,009	Not applicable
Class C	467	38	Not applicable
Class T	—	— *	Not applicable
Class F-1	40	22	Not applicable
Class F-2	Not applicable	146	Not applicable
Class F-3	Not applicable	1	Not applicable
Class 529-A	409	136	$95
Class 529-C	87	7	5
Class 529-E	21	2	2
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	32	31
Class 529-F-3	Not applicable	— *	— *
Class ABLE-A	3	1	1
Class ABLE-F-2	Not applicable	— *	— *
Class R-1	8	1	Not applicable
Class R-2	132	52	Not applicable
Class R-2E	1	— *	Not applicable
Class R-3	123	35	Not applicable
Class R-4	28	11	Not applicable
Class R-5E	Not applicable	6	Not applicable
Class R-5	Not applicable	2	Not applicable
Class R-6	Not applicable	1	Not applicable
Total class-specific expenses	$5,062	$1,502	$134
Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$979	$123
Class C	86	3
Class T	—	— *
Class F-1	5	2
Class F-2	Not applicable	54
Class F-3	Not applicable	— *
Total class-specific expenses	$1,070	$182
*
Amount less than one thousand.

American Funds Portfolio Series	42

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Global Growth Portfolio	$16	$7	$23
Growth Portfolio	55	24	79
Growth and Income Portfolio	50	21	71
Moderate Growth and Income Portfolio	38	16	54
Conservative Growth and Income Portfolio	21	9	30
Tax-Aware Conservative Growth and Income Portfolio	14	6	20
Preservation Portfolio	5	2	7
Tax-Exempt Preservation Portfolio	1	— *	1
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

Investment in CCF — The series holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits each fund to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2025, as follows (dollars in thousands):
	Purchases	Sales
Global Growth Portfolio	$388,182	$329,910
Growth Portfolio	2,196,613	167,745
Growth and Income Portfolio	1,630,591	343,064
Moderate Growth and Income Portfolio	1,160,216	643,689
Conservative Growth and Income Portfolio	870,553	154,427
Tax-Aware Conservative Growth and Income Portfolio	2,524,184	2,147,672
Preservation Portfolio	172,357	193,661
Tax-Exempt Preservation Portfolio	58,805	73,251

43	American Funds Portfolio Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
Global Growth Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$314,342	13,075	$136,056	5,944	$(458,953)	(19,108)	$(8,555)	(89)
Class C	39,189	1,691	12,175	546	(101,666)	(4,364)	(50,302)	(2,127)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,560	308	2,327	101	(12,795)	(528)	(2,908)	(119)
Class F-2	114,836	4,696	26,044	1,133	(163,278)	(6,793)	(22,398)	(964)
Class F-3	27,418	1,130	12,319	537	(51,427)	(2,143)	(11,690)	(476)
Class 529-A	101,862	4,222	32,465	1,423	(99,538)	(4,103)	34,789	1,542
Class 529-C	6,888	293	1,226	55	(12,459)	(535)	(4,345)	(187)
Class 529-E	2,803	115	919	41	(3,910)	(164)	(188)	(8)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	45,204	1,855	7,032	308	(22,310)	(925)	29,926	1,238
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	1,386	58	203	9	(617)	(26)	972	41
Class ABLE-F-2	207	9	28	1	(142)	(6)	93	4
Class R-1	540	23	181	8	(1,030)	(43)	(309)	(12)
Class R-2	17,147	739	4,190	189	(28,406)	(1,215)	(7,069)	(287)
Class R-2E	995	43	146	6	(498)	(20)	643	29
Class R-3	21,718	906	4,131	182	(24,205)	(1,004)	1,644	84
Class R-4	7,699	319	2,360	103	(10,306)	(429)	(247)	(7)
Class R-5E	7,688	323	1,423	62	(7,944)	(335)	1,167	50
Class R-5	11,160	468	606	26	(3,792)	(152)	7,974	342
Class R-6	34,928	1,422	7,199	311	(38,422)	(1,565)	3,705	168
Total net increase (decrease)	$763,570	31,695	$251,033	10,985	$(1,041,698)	(43,458)	$(27,095)	(778)
Year ended October 31, 2024
Class A	$303,466	14,046	$28,504	1,386	$(463,878)	(21,296)	$(131,908)	(5,864)
Class C	40,604	1,934	828	42	(105,471)	(5,019)	(64,039)	(3,043)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,046	555	454	22	(13,502)	(624)	(1,002)	(47)
Class F-2	108,465	4,951	6,833	331	(159,061)	(7,257)	(43,763)	(1,975)
Class F-3	39,121	1,807	3,027	147	(28,766)	(1,317)	13,382	637
Class 529-A	80,577	3,729	6,314	308	(85,225)	(3,933)	1,666	104
Class 529-C	6,317	301	52	3	(11,916)	(571)	(5,547)	(267)
Class 529-E	2,286	106	148	7	(1,761)	(81)	673	32
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	31,571	1,458	1,576	77	(23,260)	(1,061)	9,887	474
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	1,134	53	35	1	(307)	(14)	862	40
Class ABLE-F-2	147	7	5	— †	(24)	(1)	128	6
Class R-1	566	26	19	1	(810)	(37)	(225)	(10)
Class R-2	18,546	883	366	18	(29,716)	(1,414)	(10,804)	(513)
Class R-2E	629	29	35	1	(3,826)	(172)	(3,162)	(142)
Class R-3	21,609	1,006	648	32	(20,022)	(940)	2,235	98
Class R-4	7,925	369	497	25	(8,121)	(373)	301	21
Class R-5E	8,966	414	311	15	(6,865)	(317)	2,412	112
Class R-5	1,602	73	183	9	(4,578)	(212)	(2,793)	(130)
Class R-6	34,739	1,569	1,850	89	(35,079)	(1,579)	1,510	79
Total net increase (decrease)	$720,316	33,316	$51,685	2,514	$(1,002,188)	(46,218)	$(230,187)	(10,388)
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	44

Growth Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$1,779,885	66,749	$671,401	26,033	$(1,557,373)	(58,165)	$893,913	34,617
Class C	217,111	8,530	65,701	2,657	(329,746)	(12,897)	(46,934)	(1,710)
Class T	—	—	—	—	—	—	—	—
Class F-1	57,018	2,103	7,048	273	(31,414)	(1,178)	32,652	1,198
Class F-2	438,087	16,186	86,049	3,317	(317,121)	(11,756)	207,015	7,747
Class F-3	76,891	2,853	19,138	740	(68,915)	(2,582)	27,114	1,011
Class 529-A	448,094	16,741	157,224	6,113	(334,353)	(12,434)	270,965	10,420
Class 529-C	28,861	1,129	6,245	253	(42,173)	(1,654)	(7,067)	(272)
Class 529-E	14,710	553	5,587	220	(13,318)	(503)	6,979	270
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	139,957	5,205	27,617	1,072	(62,927)	(2,336)	104,647	3,941
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	7,047	264	1,145	45	(1,845)	(69)	6,347	240
Class ABLE-F-2	667	25	69	3	(188)	(7)	548	21
Class R-1	7,326	286	2,879	116	(6,261)	(236)	3,944	166
Class R-2	59,456	2,337	14,907	603	(67,839)	(2,642)	6,524	298
Class R-2E	2,145	84	659	27	(2,814)	(106)	(10)	5
Class R-3	87,100	3,308	17,153	674	(64,203)	(2,423)	40,050	1,559
Class R-4	20,828	779	6,671	259	(29,339)	(1,117)	(1,840)	(79)
Class R-5E	29,544	1,112	5,514	214	(22,322)	(845)	12,736	481
Class R-5	19,241	711	2,359	90	(11,026)	(416)	10,574	385
Class R-6	197,649	7,201	21,415	823	(89,204)	(3,281)	129,860	4,743
Total net increase (decrease)	$3,631,617	136,156	$1,118,784	43,532	$(3,052,381)	(114,647)	$1,698,020	65,041
Year ended October 31, 2024
Class A	$1,562,888	65,200	$156,475	6,970	$(1,285,736)	(53,287)	$433,627	18,883
Class C	192,219	8,360	10,976	507	(329,516)	(14,317)	(126,321)	(5,450)
Class T	—	—	—	—	—	—	—	—
Class F-1	26,852	1,115	1,676	74	(26,944)	(1,113)	1,584	76
Class F-2	334,163	13,844	22,314	989	(248,233)	(10,296)	108,244	4,537
Class F-3	65,853	2,677	4,944	220	(49,894)	(2,053)	20,903	844
Class 529-A	401,367	16,809	34,788	1,553	(244,525)	(10,153)	191,630	8,209
Class 529-C	25,047	1,092	1,045	48	(39,819)	(1,739)	(13,727)	(599)
Class 529-E	12,688	540	1,134	51	(7,872)	(331)	5,950	260
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	98,026	4,048	6,181	276	(44,715)	(1,862)	59,492	2,462
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	4,956	210	221	10	(958)	(40)	4,219	180
Class ABLE-F-2	490	21	10	— †	(74)	(3)	426	18
Class R-1	5,648	242	443	20	(3,909)	(173)	2,182	89
Class R-2	48,264	2,108	2,531	117	(62,859)	(2,733)	(12,064)	(508)
Class R-2E	3,253	141	164	8	(5,810)	(236)	(2,393)	(87)
Class R-3	72,331	3,070	3,550	160	(57,166)	(2,423)	18,715	807
Class R-4	21,527	887	1,551	69	(18,885)	(774)	4,193	182
Class R-5E	26,479	1,103	1,268	57	(16,208)	(671)	11,539	489
Class R-5	5,496	226	695	31	(10,203)	(405)	(4,012)	(148)
Class R-6	106,078	4,320	4,690	207	(50,158)	(2,059)	60,610	2,468
Total net increase (decrease)	$3,013,625	126,013	$254,656	11,367	$(2,503,484)	(104,668)	$764,797	32,712
Refer to the end of the table(s) for footnote(s).

45	American Funds Portfolio Series

Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$1,598,797	79,685	$574,295	29,469	$(1,627,509)	(81,136)	$545,583	28,018
Class C	165,171	8,313	42,087	2,190	(315,388)	(15,908)	(108,130)	(5,405)
Class T	—	—	—	—	—	—	—	—
Class F-1	59,345	2,921	9,857	506	(48,161)	(2,387)	21,041	1,040
Class F-2	405,073	19,975	75,785	3,876	(311,085)	(15,499)	169,773	8,352
Class F-3	76,782	3,808	18,077	926	(91,338)	(4,514)	3,521	220
Class 529-A	223,737	11,119	64,716	3,324	(208,831)	(10,346)	79,622	4,097
Class 529-C	17,587	881	2,544	132	(26,397)	(1,323)	(6,266)	(310)
Class 529-E	6,018	298	2,101	108	(9,831)	(492)	(1,712)	(86)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	50,289	2,495	10,358	531	(31,363)	(1,551)	29,284	1,475
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	4,142	207	676	34	(1,521)	(76)	3,297	165
Class ABLE-F-2	490	24	60	3	(153)	(8)	397	19
Class R-1	4,025	204	971	50	(3,686)	(185)	1,310	69
Class R-2	32,379	1,640	8,919	465	(60,896)	(3,072)	(19,598)	(967)
Class R-2E	4,049	201	756	39	(6,160)	(302)	(1,355)	(62)
Class R-3	46,870	2,358	9,681	500	(49,142)	(2,444)	7,409	414
Class R-4	20,464	1,016	3,986	205	(18,045)	(907)	6,405	314
Class R-5E	11,220	562	2,224	114	(11,191)	(562)	2,253	114
Class R-5	20,873	1,039	1,686	86	(6,911)	(341)	15,648	784
Class R-6	285,592	14,092	33,752	1,722	(155,926)	(7,747)	163,418	8,067
Total net increase (decrease)	$3,032,903	150,838	$862,534	44,280	$(2,983,534)	(148,800)	$911,903	46,318
Year ended October 31, 2024
Class A	$1,441,265	78,705	$299,292	16,544	$(1,373,672)	(74,931)	$366,885	20,318
Class C	151,436	8,355	22,125	1,247	(336,262)	(18,566)	(162,701)	(8,964)
Class T	—	—	—	—	—	—	—	—
Class F-1	35,153	1,920	5,185	287	(44,408)	(2,427)	(4,070)	(220)
Class F-2	385,421	21,041	38,729	2,131	(316,410)	(17,334)	107,740	5,838
Class F-3	82,690	4,534	9,625	530	(62,270)	(3,399)	30,045	1,665
Class 529-A	196,416	10,731	32,988	1,825	(165,614)	(9,045)	63,790	3,511
Class 529-C	16,543	907	1,312	74	(26,437)	(1,452)	(8,582)	(471)
Class 529-E	5,446	298	1,131	63	(7,850)	(428)	(1,273)	(67)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	46,372	2,529	5,105	281	(28,105)	(1,529)	23,372	1,281
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	3,480	190	292	16	(1,026)	(56)	2,746	150
Class ABLE-F-2	495	27	24	1	(43)	(2)	476	26
Class R-1	3,220	177	427	24	(3,060)	(169)	587	32
Class R-2	34,847	1,925	4,524	256	(56,860)	(3,115)	(17,489)	(934)
Class R-2E	3,489	196	499	28	(11,182)	(605)	(7,194)	(381)
Class R-3	48,938	2,701	4,712	263	(34,853)	(1,907)	18,797	1,057
Class R-4	16,709	908	2,252	125	(23,949)	(1,304)	(4,988)	(271)
Class R-5E	12,970	713	1,099	61	(8,039)	(438)	6,030	336
Class R-5	3,625	196	827	45	(4,350)	(237)	102	4
Class R-6	219,615	11,817	15,536	852	(111,380)	(6,047)	123,771	6,622
Total net increase (decrease)	$2,708,130	147,870	$445,685	24,653	$(2,615,770)	(142,991)	$538,045	29,532
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	46

Moderate Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$1,101,522	58,094	$349,645	18,828	$(1,365,080)	(72,090)	$86,087	4,832
Class C	110,803	5,879	23,016	1,256	(248,987)	(13,287)	(115,168)	(6,152)
Class T	—	—	—	—	—	—	—	—
Class F-1	16,060	842	3,712	200	(25,375)	(1,336)	(5,603)	(294)
Class F-2	297,839	15,685	47,926	2,573	(283,290)	(14,973)	62,475	3,285
Class F-3	58,736	3,079	13,659	735	(74,275)	(3,952)	(1,880)	(138)
Class 529-A	106,348	5,610	23,993	1,293	(126,835)	(6,681)	3,506	222
Class 529-C	9,491	502	983	53	(16,198)	(859)	(5,724)	(304)
Class 529-E	2,466	130	619	33	(4,805)	(251)	(1,720)	(88)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	27,836	1,473	4,432	239	(27,973)	(1,489)	4,295	223
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	3,824	202	431	23	(1,039)	(55)	3,216	170
Class ABLE-F-2	478	25	39	2	(78)	(4)	439	23
Class R-1	1,736	93	293	16	(2,467)	(129)	(438)	(20)
Class R-2	20,571	1,096	3,794	207	(34,160)	(1,816)	(9,795)	(513)
Class R-2E	1,302	68	253	14	(1,282)	(68)	273	14
Class R-3	32,348	1,716	4,979	270	(37,248)	(1,989)	79	(3)
Class R-4	13,091	692	3,051	164	(22,026)	(1,169)	(5,884)	(313)
Class R-5E	8,187	435	1,254	67	(9,561)	(520)	(120)	(18)
Class R-5	16,010	850	1,370	73	(8,064)	(415)	9,316	508
Class R-6	283,856	14,888	26,513	1,419	(239,525)	(12,328)	70,844	3,979
Total net increase (decrease)	$2,112,504	111,359	$509,965	27,465	$(2,528,268)	(133,411)	$94,201	5,413
Year ended October 31, 2024
Class A	$1,085,299	62,233	$212,337	12,155	$(1,189,449)	(68,200)	$108,187	6,188
Class C	103,646	5,977	14,304	831	(300,880)	(17,440)	(182,930)	(10,632)
Class T	—	—	—	—	—	—	—	—
Class F-1	13,952	799	2,412	138	(25,048)	(1,444)	(8,684)	(507)
Class F-2	241,913	13,855	29,499	1,684	(247,631)	(14,184)	23,781	1,355
Class F-3	60,544	3,468	8,613	492	(55,642)	(3,197)	13,515	763
Class 529-A	104,450	5,995	14,562	834	(116,833)	(6,694)	2,179	135
Class 529-C	10,426	600	602	35	(16,835)	(971)	(5,807)	(336)
Class 529-E	2,339	135	388	22	(4,304)	(248)	(1,577)	(91)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	25,864	1,486	2,659	152	(22,276)	(1,273)	6,247	365
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	3,129	180	213	12	(1,018)	(58)	2,324	134
Class ABLE-F-2	329	19	17	1	(129)	(7)	217	13
Class R-1	1,220	71	169	10	(2,604)	(151)	(1,215)	(70)
Class R-2	22,156	1,279	2,143	124	(33,864)	(1,949)	(9,565)	(546)
Class R-2E	1,348	78	170	10	(4,224)	(243)	(2,706)	(155)
Class R-3	28,426	1,640	2,998	173	(39,993)	(2,316)	(8,569)	(503)
Class R-4	21,471	1,226	1,861	106	(17,813)	(1,021)	5,519	311
Class R-5E	12,179	695	697	40	(7,490)	(430)	5,386	305
Class R-5	2,408	137	766	44	(4,545)	(262)	(1,371)	(81)
Class R-6	122,707	7,037	15,630	891	(109,843)	(6,294)	28,494	1,634
Total net increase (decrease)	$1,863,806	106,910	$310,040	17,754	$(2,200,421)	(126,382)	$(26,575)	(1,718)
Refer to the end of the table(s) for footnote(s).

47	American Funds Portfolio Series

Conservative Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$865,265	63,131	$290,267	21,494	$(883,471)	(64,565)	$272,061	20,060
Class C	83,265	6,110	19,596	1,463	(131,046)	(9,638)	(28,185)	(2,065)
Class T	—	—	—	—	—	—	—	—
Class F-1	84,028	6,112	6,085	448	(36,060)	(2,623)	54,053	3,937
Class F-2	366,967	26,487	39,449	2,909	(200,623)	(14,625)	205,793	14,771
Class F-3	55,610	4,054	8,621	638	(39,987)	(2,925)	24,244	1,767
Class 529-A	87,743	6,398	17,400	1,290	(89,002)	(6,503)	16,141	1,185
Class 529-C	8,524	623	999	74	(10,681)	(784)	(1,158)	(87)
Class 529-E	2,623	193	390	29	(3,329)	(244)	(316)	(22)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	28,406	2,072	3,473	257	(26,972)	(1,967)	4,907	362
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	1,952	143	294	22	(692)	(50)	1,554	115
Class ABLE-F-2	157	11	21	2	(123)	(9)	55	4
Class R-1	711	53	150	12	(329)	(24)	532	41
Class R-2	9,716	719	1,949	146	(10,386)	(762)	1,279	103
Class R-2E	837	62	97	7	(113)	(8)	821	61
Class R-3	26,697	1,937	2,389	177	(15,136)	(1,105)	13,950	1,009
Class R-4	7,252	533	1,756	130	(11,182)	(808)	(2,174)	(145)
Class R-5E	6,699	507	548	40	(3,828)	(280)	3,419	267
Class R-5	6,772	498	737	54	(1,937)	(141)	5,572	411
Class R-6	104,743	7,601	9,318	686	(62,459)	(4,525)	51,602	3,762
Total net increase (decrease)	$1,747,967	127,244	$403,542	29,878	$(1,527,356)	(111,586)	$624,153	45,536
Year ended October 31, 2024
Class A	$605,765	46,642	$261,160	20,160	$(871,813)	(67,389)	$(4,888)	(587)
Class C	61,756	4,787	20,038	1,559	(161,952)	(12,630)	(80,158)	(6,284)
Class T	—	—	—	—	—	—	—	—
Class F-1	32,732	2,513	4,336	334	(23,383)	(1,797)	13,685	1,050
Class F-2	194,072	14,909	31,329	2,413	(186,879)	(14,405)	38,522	2,917
Class F-3	55,213	4,200	6,252	482	(31,116)	(2,397)	30,349	2,285
Class 529-A	90,777	7,011	14,900	1,150	(78,139)	(6,039)	27,538	2,122
Class 529-C	8,414	652	957	74	(11,682)	(910)	(2,311)	(184)
Class 529-E	2,125	165	380	29	(2,920)	(227)	(415)	(33)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	19,118	1,481	2,935	227	(16,046)	(1,238)	6,007	470
Class 529-F-3	—	—	1	— †	—	—	1	— †
Class ABLE-A	1,284	99	214	17	(615)	(48)	883	68
Class ABLE-F-2	137	11	16	1	(14)	(1)	139	11
Class R-1	857	68	115	9	(633)	(50)	339	27
Class R-2	7,541	586	1,768	137	(11,097)	(862)	(1,788)	(139)
Class R-2E	606	46	91	7	(1,405)	(108)	(708)	(55)
Class R-3	11,177	867	2,052	159	(13,597)	(1,050)	(368)	(24)
Class R-4	5,139	393	1,576	122	(7,938)	(617)	(1,223)	(102)
Class R-5E	3,503	274	457	35	(3,847)	(296)	113	13
Class R-5	4,660	359	517	40	(2,409)	(187)	2,768	212
Class R-6	55,237	4,230	6,811	524	(37,877)	(2,924)	24,171	1,830
Total net increase (decrease)	$1,160,113	89,293	$355,907	27,479	$(1,463,362)	(113,175)	$52,658	3,597
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	48

Tax-Aware Conservative Growth and Income Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$600,700	36,753	$192,696	12,086	$(482,306)	(29,710)	$311,090	19,129
Class C	48,527	2,990	13,228	839	(80,704)	(4,998)	(18,949)	(1,169)
Class T	—	—	—	—	—	—	—	—
Class F-1	72,245	4,427	14,273	896	(64,865)	(4,010)	21,653	1,313
Class F-2	162,827	9,946	32,221	2,016	(105,899)	(6,527)	89,149	5,435
Class F-3	52,449	3,191	8,826	552	(21,459)	(1,321)	39,816	2,422
Total net increase (decrease)	$936,748	57,307	$261,244	16,389	$(755,233)	(46,566)	$442,759	27,130
Year ended October 31, 2024
Class A	$486,633	31,128	$143,298	9,343	$(460,015)	(29,782)	$169,916	10,689
Class C	42,745	2,767	11,031	729	(90,637)	(5,888)	(36,861)	(2,392)
Class T	—	—	—	—	—	—	—	—
Class F-1	61,395	3,899	10,418	680	(62,768)	(4,066)	9,045	513
Class F-2	135,189	8,668	22,346	1,452	(99,862)	(6,486)	57,673	3,634
Class F-3	33,747	2,169	6,198	403	(20,994)	(1,363)	18,951	1,209
Total net increase (decrease)	$759,709	48,631	$193,291	12,607	$(734,276)	(47,585)	$218,724	13,653
Refer to the end of the table(s) for footnote(s).

49	American Funds Portfolio Series

Preservation Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$405,826	42,807	$49,096	5,186	$(481,222)	(50,788)	$(26,300)	(2,795)
Class C	9,859	1,042	1,504	159	(20,980)	(2,221)	(9,617)	(1,020)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,214	233	629	67	(4,502)	(475)	(1,659)	(175)
Class F-2	66,368	6,996	6,408	677	(75,384)	(7,958)	(2,608)	(285)
Class F-3	10,989	1,159	1,940	205	(14,383)	(1,519)	(1,454)	(155)
Class 529-A	60,686	6,404	7,082	749	(59,013)	(6,234)	8,755	919
Class 529-C	5,377	569	281	30	(4,976)	(527)	682	72
Class 529-E	1,667	176	161	17	(1,492)	(157)	336	36
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	23,553	2,486	2,448	258	(17,086)	(1,804)	8,915	940
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	570	60	65	7	(373)	(39)	262	28
Class ABLE-F-2	116	12	12	1	(36)	(3)	92	10
Class R-1	479	50	28	3	(58)	(6)	449	47
Class R-2	5,166	547	582	62	(6,251)	(663)	(503)	(54)
Class R-2E	67	7	8	1	(58)	(7)	17	1
Class R-3	6,089	644	926	98	(10,981)	(1,162)	(3,966)	(420)
Class R-4	3,315	350	455	48	(2,935)	(310)	835	88
Class R-5E	1,803	190	162	17	(1,471)	(155)	494	52
Class R-5	1,238	130	140	15	(3,405)	(360)	(2,027)	(215)
Class R-6	29,625	3,126	1,653	174	(25,080)	(2,644)	6,198	656
Total net increase (decrease)	$635,007	66,988	$73,580	7,774	$(729,686)	(77,032)	$(21,099)	(2,270)
Year ended October 31, 2024
Class A	$335,619	35,717	$51,252	5,463	$(544,382)	(58,037)	$(157,511)	(16,857)
Class C	7,613	813	1,972	211	(31,845)	(3,405)	(22,260)	(2,381)
Class T	—	—	—	—	—	—	—	—
Class F-1	708	75	750	80	(7,001)	(744)	(5,543)	(589)
Class F-2	59,261	6,305	6,997	746	(96,475)	(10,284)	(30,217)	(3,233)
Class F-3	15,924	1,697	2,521	269	(34,153)	(3,623)	(15,708)	(1,657)
Class 529-A	56,305	5,993	6,708	715	(61,452)	(6,539)	1,561	169
Class 529-C	4,212	450	277	30	(5,897)	(630)	(1,408)	(150)
Class 529-E	1,345	143	154	16	(1,615)	(172)	(116)	(13)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	23,407	2,490	1,944	207	(16,126)	(1,716)	9,225	981
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class ABLE-A	521	55	54	6	(331)	(35)	244	26
Class ABLE-F-2	149	16	8	1	(41)	(5)	116	12
Class R-1	231	25	20	2	(201)	(22)	50	5
Class R-2	3,740	398	597	64	(5,904)	(630)	(1,567)	(168)
Class R-2E	86	9	7	1	(412)	(44)	(319)	(34)
Class R-3	6,180	658	994	106	(7,577)	(808)	(403)	(44)
Class R-4	1,207	128	437	47	(2,410)	(256)	(766)	(81)
Class R-5E	1,268	134	134	14	(552)	(59)	850	89
Class R-5	2,328	247	184	20	(1,887)	(199)	625	68
Class R-6	16,906	1,798	1,444	154	(11,791)	(1,256)	6,559	696
Total net increase (decrease)	$537,010	57,151	$76,454	8,152	$(830,052)	(88,464)	$(216,588)	(23,161)
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	50

Tax-Exempt Preservation Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$56,701	5,890	$8,523	886	$(76,458)	(7,938)	$(11,234)	(1,162)
Class C	1,131	117	164	17	(4,757)	(494)	(3,462)	(360)
Class T	—	—	—	—	—	—	—	—
Class F-1	201	21	44	4	(375)	(39)	(130)	(14)
Class F-2	43,111	4,468	1,590	165	(42,404)	(4,399)	2,297	234
Class F-3	1,114	116	155	16	(3,305)	(344)	(2,036)	(212)
Total net increase (decrease)	$102,258	10,612	$10,476	1,088	$(127,299)	(13,214)	$(14,565)	(1,514)
Year ended October 31, 2024
Class A	$44,091	4,615	$7,719	808	$(104,900)	(11,007)	$(53,090)	(5,584)
Class C	581	61	200	21	(7,560)	(792)	(6,779)	(710)
Class T	—	—	—	—	—	—	—	—
Class F-1	74	8	42	5	(456)	(48)	(340)	(35)
Class F-2	14,569	1,528	1,451	152	(29,031)	(3,047)	(13,011)	(1,367)
Class F-3	2,980	314	172	18	(3,342)	(351)	(190)	(19)
Total net increase (decrease)	$62,295	6,526	$9,584	1,004	$(145,289)	(15,245)	$(73,410)	(7,715)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.

51	American Funds Portfolio Series

Financial highlights
Global Growth Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$23.34	$.14	$4.97	$5.11	$(.15 )	$(.82 )	$(.97 )	$27.48	22.74%	$3,891	.35%	.35%	.79%	.58%
10/31/2024	17.86	.18	5.50	5.68	(.20 )	—	(.20 )	23.34	31.92	3,307.36		.36	.80	.83
10/31/2023	17.43	.14	1.62	1.76	(.14 )	(1.19)	(1.33)	17.86	10.74	2,635.37		.37	.81	.75
10/31/2022	25.43	.12	(7.31)	(7.19)	(.10 )	(.71 )	(.81 )	17.43	(29.17)	2,449.36		.36	.80	.57
10/31/2021	18.70	.06	6.84	6.90	(.06 )	(.11 )	(.17 )	25.43	37.07	3,473.37		.37	.80	.25
Class C:
10/31/2025	22.62	(.03 )	4.81	4.78	—	(.82 )	(.82 )	26.58	21.82	349	1.10	1.10	1.54	(.13 )
10/31/2024	17.32	.03	5.32	5.35	(.05 )	—	(.05 )	22.62	30.90	345	1.11	1.11	1.55	.12
10/31/2023	16.92	— [6]	1.59	1.59	—	(1.19)	(1.19)	17.32	9.97	317	1.13	1.13	1.57	.02
10/31/2022	24.81	(.03 )	(7.15)	(7.18)	—	(.71 )	(.71 )	16.92	(29.77)	328	1.12	1.12	1.56	(.17 )
10/31/2021	18.33	(.11 )	6.70	6.59	—	(.11 )	(.11 )	24.81	36.07	522	1.10	1.10	1.53	(.47 )
Class T:
10/31/2025	23.40	.20	4.98	5.18	(.21 )	(.82 )	(1.03)	27.55	23.03 [7]	— [8]	.10 [7]	.10 [7]	.54 [7]	.84 [7]
10/31/2024	17.91	.23	5.51	5.74	(.25 )	—	(.25 )	23.40	32.23 [7]	— [8]	.12 [7]	.12 [7]	.56 [7]	1.06 [7]
10/31/2023	17.47	.20	1.62	1.82	(.19 )	(1.19)	(1.38)	17.91	11.10 [7]	— [8]	.09 [7]	.09 [7]	.53 [7]	1.07 [7]
10/31/2022	25.49	.17	(7.32)	(7.15)	(.16 )	(.71 )	(.87 )	17.47	(29.02)[7]	— [8]	.11 [7]	.11 [7]	.55 [7]	.84 [7]
10/31/2021	18.74	.12	6.84	6.96	(.10 )	(.11 )	(.21 )	25.49	37.36 [7]	— [8]	.13 [7]	.13 [7]	.56 [7]	.50 [7]
Class F-1:
10/31/2025	23.39	.14	4.98	5.12	(.15 )	(.82 )	(.97 )	27.54	22.72	64.37		.37	.81	.58
10/31/2024	17.90	.17	5.51	5.68	(.19 )	—	(.19 )	23.39	31.86	57.38		.38	.82	.78
10/31/2023	17.45	.14	1.63	1.77	(.13 )	(1.19)	(1.32)	17.90	10.78	45.38		.38	.82	.78
10/31/2022	25.47	.12	(7.34)	(7.22)	(.09 )	(.71 )	(.80 )	17.45	(29.23)	49.39		.39	.83	.58
10/31/2021	18.73	.08	6.83	6.91	(.06 )	(.11 )	(.17 )	25.47	37.05	78.38		.38	.81	.34
Class F-2:
10/31/2025	23.48	.20	5.00	5.20	(.21 )	(.82 )	(1.03)	27.65	23.03	709.11		.11	.55	.83
10/31/2024	17.97	.24	5.51	5.75	(.24 )	—	(.24 )	23.48	32.21	625.11		.11	.55	1.08
10/31/2023	17.52	.19	1.63	1.82	(.18 )	(1.19)	(1.37)	17.97	11.09	514.12		.12	.56	1.02
10/31/2022	25.58	.18	(7.37)	(7.19)	(.16 )	(.71 )	(.87 )	17.52	(29.06)	485.12		.12	.56	.85
10/31/2021	18.79	.12	6.88	7.00	(.10 )	(.11 )	(.21 )	25.58	37.50	795.11		.11	.54	.49
Class F-3:
10/31/2025	23.44	.23	4.99	5.22	(.24 )	(.82 )	(1.06)	27.60	23.16	318.01		.01	.45	.94
10/31/2024	17.93	.25	5.52	5.77	(.26 )	—	(.26 )	23.44	32.41	281.01		.01	.45	1.15
10/31/2023	17.50	.21	1.62	1.83	(.21 )	(1.19)	(1.40)	17.93	11.15	204.01		.01	.45	1.14
10/31/2022	25.54	.18	(7.32)	(7.14)	(.19 )	(.71 )	(.90 )	17.50	(28.96)	197.01		.01	.45	.90
10/31/2021	18.76	.14	6.87	7.01	(.12 )	(.11 )	(.23 )	25.54	37.62	254.01		.01	.44	.58
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	52

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$23.27	$.13	$4.96	$5.09	$(.15 )	$(.82 )	$(.97 )	$27.39	22.69%	$961	.38%	.38%	.82%	.54%
10/31/2024	17.81	.17	5.48	5.65	(.19 )	—	(.19 )	23.27	31.86	781.40		.40	.84	.77
10/31/2023	17.38	.13	1.62	1.75	(.13 )	(1.19)	(1.32)	17.81	10.73	595.42		.42	.86	.70
10/31/2022	25.38	.11	(7.30)	(7.19)	(.10 )	(.71 )	(.81 )	17.38	(29.24)	523.40		.40	.84	.52
10/31/2021	18.66	.05	6.84	6.89	(.06 )	(.11 )	(.17 )	25.38	37.08	699.40		.40	.83	.22
Class 529-C:
10/31/2025	22.61	(.04 )	4.80	4.76	—	(.82 )	(.82 )	26.55	21.74	36	1.14	1.14	1.58	(.17 )
10/31/2024	17.30	.01	5.33	5.34	(.03 )	—	(.03 )	22.61	30.89	35	1.16	1.16	1.60	.05
10/31/2023	16.92	(.01 )	1.58	1.57	—	(1.19)	(1.19)	17.30	9.84	31	1.19	1.19	1.63	(.03 )
10/31/2022	24.80	(.04 )	(7.13)	(7.17)	—	(.71 )	(.71 )	16.92	(29.74)	34	1.16	1.16	1.60	(.20 )
10/31/2021	18.33	(.12 )	6.70	6.58	—	(.11 )	(.11 )	24.80	36.02	59	1.15	1.15	1.58	(.52 )
Class 529-E:
10/31/2025	23.09	.07	4.93	5.00	(.10 )	(.82 )	(.92 )	27.17	22.41	28.63		.63	1.07	.31
10/31/2024	17.67	.12	5.45	5.57	(.15 )	—	(.15 )	23.09	31.61	24.63		.63	1.07	.54
10/31/2023	17.26	.09	1.60	1.69	(.09 )	(1.19)	(1.28)	17.67	10.41	18.64		.64	1.08	.48
10/31/2022	25.20	.06	(7.25)	(7.19)	(.04 )	(.71 )	(.75 )	17.26	(29.37)	16.63		.63	1.07	.30
10/31/2021	18.54	— [6]	6.78	6.78	(.01 )	(.11 )	(.12 )	25.20	36.73	22.62		.62	1.05	— [9]
Class 529-T:
10/31/2025	23.39	.19	4.98	5.17	(.20 )	(.82 )	(1.02)	27.54	22.98 [7]	— [8]	.15 [7]	.15 [7]	.59 [7]	.77 [7]
10/31/2024	17.90	.22	5.51	5.73	(.24 )	—	(.24 )	23.39	32.17 [7]	— [8]	.17 [7]	.17 [7]	.61 [7]	1.00 [7]
10/31/2023	17.46	.18	1.63	1.81	(.18 )	(1.19)	(1.37)	17.90	11.04 [7]	— [8]	.16 [7]	.16 [7]	.60 [7]	.96 [7]
10/31/2022	25.48	.16	(7.32)	(7.16)	(.15 )	(.71 )	(.86 )	17.46	(29.07)[7]	— [8]	.16 [7]	.16 [7]	.60 [7]	.78 [7]
10/31/2021	18.73	.10	6.85	6.95	(.09 )	(.11 )	(.20 )	25.48	37.32 [7]	— [8]	.18 [7]	.18 [7]	.61 [7]	.44 [7]
Class 529-F-1:
10/31/2025	23.38	.18	4.99	5.17	(.20 )	(.82 )	(1.02)	27.53	22.97 [7]	— [8]	.17 [7]	.17 [7]	.61 [7]	.75 [7]
10/31/2024	17.89	.21	5.51	5.72	(.23 )	—	(.23 )	23.38	32.14 [7]	— [8]	.19 [7]	.19 [7]	.63 [7]	.98 [7]
10/31/2023	17.46	.17	1.62	1.79	(.17 )	(1.19)	(1.36)	17.89	10.94 [7]	— [8]	.19 [7]	.19 [7]	.63 [7]	.92 [7]
10/31/2022	25.48	.15	(7.32)	(7.17)	(.14 )	(.71 )	(.85 )	17.46	(29.07)[7]	— [8]	.20 [7]	.20 [7]	.64 [7]	.73 [7]
10/31/2021	18.75	.10	6.86	6.96	(.12 )	(.11 )	(.23 )	25.48	37.32 [7]	— [8]	.19 [7]	.19 [7]	.62 [7]	.43 [7]
Class 529-F-2:
10/31/2025	23.34	.19	4.98	5.17	(.21 )	(.82 )	(1.03)	27.48	23.03	220.12		.12	.56	.76
10/31/2024	17.86	.22	5.51	5.73	(.25 )	—	(.25 )	23.34	32.25	158.13		.13	.57	1.01
10/31/2023	17.43	.18	1.62	1.80	(.18 )	(1.19)	(1.37)	17.86	11.06	113.11		.11	.55	.98
10/31/2022	25.44	.15	(7.30)	(7.15)	(.15 )	(.71 )	(.86 )	17.43	(29.05)	91.13		.13	.57	.76
10/31/2021	18.70	.10	6.85	6.95	(.10 )	(.11 )	(.21 )	25.44	37.36	106.17		.17	.60	.43
Refer to the end of the table(s) for footnote(s).

53	American Funds Portfolio Series

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2025	$23.34	$.21	$4.97	$5.18	$(.22 )	$(.82 )	$(1.04)	$27.48	23.11%	$— [8]	.06%	.06%	.50%	.86%
10/31/2024	17.86	.24	5.49	5.73	(.25 )	—	(.25 )	23.34	32.29	— [8]	.06	.06	.50	1.10
10/31/2023	17.43	.19	1.62	1.81	(.19 )	(1.19)	(1.38)	17.86	11.11	— [8]	.08	.08	.52	1.04
10/31/2022	25.44	.17	(7.30)	(7.13)	(.17 )	(.71 )	(.88 )	17.43	(29.00)	— [8]	.08	.08	.52	.86
10/31/2021	18.70	.19	6.78	6.97	(.12 )	(.11 )	(.23 )	25.44	37.51	— [8]	.11	.07	.50	.79
Class ABLE-A:
10/31/2025	23.24	.15	4.96	5.11	(.17 )	(.82 )	(.99 )	27.36	22.86	7.30		.25	.69	.63
10/31/2024	17.78	.18	5.49	5.67	(.21 )	—	(.21 )	23.24	32.06	5.31		.25	.69	.84
10/31/2023	17.35	.15	1.63	1.78	(.16 )	(1.19)	(1.35)	17.78	10.93	3.31		.25	.69	.80
10/31/2022	25.34	.12	(7.26)	(7.14)	(.14 )	(.71 )	(.85 )	17.35	(29.13)	2.30		.24	.68	.62
10/31/2021	18.60	.09	6.83	6.92	(.07 )	(.11 )	(.18 )	25.34	37.37	2.24		.18	.61	.40
Class ABLE-F-2:
10/31/2025	23.36	.21	4.98	5.19	(.21 )	(.82 )	(1.03)	27.52	23.12	1.11		.06	.50	.85
10/31/2024	17.87	.22	5.51	5.73	(.24 )	—	(.24 )	23.36	32.27	1.12		.07	.51	1.02
10/31/2023	17.44	.17	1.64	1.81	(.19 )	(1.19)	(1.38)	17.87	11.08	— [8]	.13	.07	.51	.91
10/31/2022	25.44	.14	(7.26)	(7.12)	(.17 )	(.71 )	(.88 )	17.44	(28.96)	— [8]	.12	.06	.50	.70
10/31/2021	18.70	.10	6.87	6.97	(.12 )	(.11 )	(.23 )	25.44	37.51	— [8]	.12	.05	.48	.40
Class R-1:
10/31/2025	22.80	(.03 )	4.86	4.83	— [6]	(.82 )	(.82 )	26.81	21.89	6	1.06	1.06	1.50	(.11 )
10/31/2024	17.48	.03	5.37	5.40	(.08 )	—	(.08 )	22.80	30.97	5	1.05	1.05	1.49	.13
10/31/2023	17.04	.02	1.61	1.63	—	(1.19)	(1.19)	17.48	10.14	4.98		.98	1.42	.12
10/31/2022	24.95	(.01 )	(7.19)	(7.20)	—	(.71 )	(.71 )	17.04	(29.68)	4	1.02	1.02	1.46	(.07 )
10/31/2021	18.42	(.09 )	6.73	6.64	—	(.11 )	(.11 )	24.95	36.17	6	1.02	1.02	1.45	(.38 )
Class R-2:
10/31/2025	22.53	(.03 )	4.79	4.76	—	(.82 )	(.82 )	26.47	21.82	129	1.09	1.09	1.53	(.15 )
10/31/2024	17.26	.03	5.31	5.34	(.07 )	—	(.07 )	22.53	30.96	116	1.09	1.09	1.53	.12
10/31/2023	16.87	.01	1.57	1.58	—	(1.19)	(1.19)	17.26	9.94	98	1.10	1.10	1.54	.03
10/31/2022	24.72	(.03 )	(7.11)	(7.14)	—	(.71 )	(.71 )	16.87	(29.71)	92	1.10	1.10	1.54	(.16 )
10/31/2021	18.26	(.11 )	6.68	6.57	—	(.11 )	(.11 )	24.72	36.10	134	1.10	1.10	1.53	(.47 )
Class R-2E:
10/31/2025	22.97	.02	4.91	4.93	—	(.82 )	(.82 )	27.08	22.15	5.81		.81	1.25	.07
10/31/2024	17.58	.10	5.40	5.50	(.11 )	—	(.11 )	22.97	31.38	4.81		.81	1.25	.49
10/31/2023	17.17	.05	1.61	1.66	(.06 )	(1.19)	(1.25)	17.58	10.25	5.81		.81	1.25	.30
10/31/2022	25.09	.02	(7.22)	(7.20)	(.01 )	(.71 )	(.72 )	17.17	(29.52)	5.82		.82	1.26	.10
10/31/2021	18.48	(.03 )	6.75	6.72	—	(.11 )	(.11 )	25.09	36.49	7.82		.82	1.25	(.15 )
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	54

Financial highlights (continued)
Global Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$23.07	$.07	$4.92	$4.99	$(.09 )	$(.82 )	$(.91 )	$27.15	22.41%	$127	.65%	.65%	1.09%	.27%
10/31/2024	17.67	.11	5.44	5.55	(.15 )	—	(.15 )	23.07	31.50	106.65		.65	1.09	.50
10/31/2023	17.25	.08	1.61	1.69	(.08 )	(1.19)	(1.27)	17.67	10.46	79.65		.65	1.09	.45
10/31/2022	25.19	.06	(7.25)	(7.19)	(.04 )	(.71 )	(.75 )	17.25	(29.40)	68.65		.65	1.09	.28
10/31/2021	18.53	(.01 )	6.79	6.78	(.01 )	(.11 )	(.12 )	25.19	36.73	94.65		.65	1.08	(.03 )
Class R-4:
10/31/2025	23.28	.14	4.96	5.10	(.16 )	(.82 )	(.98 )	27.40	22.72	67.35		.35	.79	.58
10/31/2024	17.82	.18	5.48	5.66	(.20 )	—	(.20 )	23.28	31.92	57.35		.35	.79	.81
10/31/2023	17.39	.14	1.62	1.76	(.14 )	(1.19)	(1.33)	17.82	10.82	43.36		.36	.80	.76
10/31/2022	25.39	.12	(7.30)	(7.18)	(.11 )	(.71 )	(.82 )	17.39	(29.20)	38.33		.33	.77	.58
10/31/2021	18.67	.06	6.84	6.90	(.07 )	(.11 )	(.18 )	25.39	37.12	49.34		.34	.77	.27
Class R-5E:
10/31/2025	23.29	.19	4.96	5.15	(.20 )	(.82 )	(1.02)	27.42	23.02	40.15		.15	.59	.78
10/31/2024	17.82	.22	5.49	5.71	(.24 )	—	(.24 )	23.29	32.22	33.15		.15	.59	.99
10/31/2023	17.40	.16	1.63	1.79	(.18 )	(1.19)	(1.37)	17.82	10.98	23.15		.15	.59	.88
10/31/2022	25.40	.14	(7.27)	(7.13)	(.16 )	(.71 )	(.87 )	17.40	(29.05)	17.16		.16	.60	.72
10/31/2021	18.67	.10	6.84	6.94	(.10 )	(.11 )	(.21 )	25.40	37.39	18.15		.15	.58	.44
Class R-5:
10/31/2025	23.64	.16	5.08	5.24	(.22 )	(.82 )	(1.04)	27.84	23.06	27.06		.06	.50	.64
10/31/2024	18.08	.27	5.54	5.81	(.25 )	—	(.25 )	23.64	32.35	15.06		.06	.50	1.23
10/31/2023	17.63	.19	1.64	1.83	(.19 )	(1.19)	(1.38)	18.08	11.12	14.06		.06	.50	1.05
10/31/2022	25.72	.18	(7.39)	(7.21)	(.17 )	(.71 )	(.88 )	17.63	(28.99)	12.06		.06	.50	.86
10/31/2021	18.90	.13	6.91	7.04	(.11 )	(.11 )	(.22 )	25.72	37.49	17.06		.06	.49	.55
Class R-6:
10/31/2025	23.70	.22	5.06	5.28	(.24 )	(.82 )	(1.06)	27.92	23.16	201.01		.01	.45	.91
10/31/2024	18.13	.26	5.57	5.83	(.26 )	—	(.26 )	23.70	32.38	166.01		.01	.45	1.16
10/31/2023	17.68	.20	1.65	1.85	(.21 )	(1.19)	(1.40)	18.13	11.15	126.01		.01	.45	1.10
10/31/2022	25.79	.19	(7.40)	(7.21)	(.19 )	(.71 )	(.90 )	17.68	(28.95)	106.01		.01	.45	.92
10/31/2021	18.94	.14	6.94	7.08	(.12 )	(.11 )	(.23 )	25.79	37.63	146.01		.01	.44	.60
Refer to the end of the table(s) for footnote(s).

55	American Funds Portfolio Series

Financial highlights (continued)
Growth Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$26.18	$.12	$5.61	$5.73	$(.12 )	$(1.36)	$(1.48)	$30.43	22.91%	$14,839	.34%	.34%	.71%	.44%
10/31/2024	19.36	.12	7.06	7.18	(.16 )	(.20 )	(.36 )	26.18	37.40	11,859.35		.35	.72	.51
10/31/2023	19.25	.09	1.77	1.86	(.06 )	(1.69)	(1.75)	19.36	10.73	8,407.37		.37	.75	.44
10/31/2022	27.69	.04	(7.57)	(7.53)	(.01 )	(.90 )	(.91 )	19.25	(28.11)	7,384.36		.36	.73	.16
10/31/2021	20.30	.06	8.12	8.18	(.10 )	(.69 )	(.79 )	27.69	41.12	9,462.36		.36	.73	.25
Class C:
10/31/2025	25.08	(.08 )	5.36	5.28	—	(1.36)	(1.36)	29.00	22.00	1,364	1.10	1.10	1.47	(.29 )
10/31/2024	18.57	(.05 )	6.76	6.71	— [6]	(.20 )	(.20 )	25.08	36.34	1,223	1.10	1.10	1.47	(.20 )
10/31/2023	18.60	(.06 )	1.72	1.66	—	(1.69)	(1.69)	18.57	9.91	1,006	1.12	1.12	1.50	(.29 )
10/31/2022	26.98	(.12 )	(7.36)	(7.48)	—	(.90 )	(.90 )	18.60	(28.67)	1,011	1.11	1.11	1.48	(.58 )
10/31/2021	19.86	(.12 )	7.93	7.81	—	(.69 )	(.69 )	26.98	40.02	1,483	1.10	1.10	1.47	(.47 )
Class T:
10/31/2025	26.25	.19	5.62	5.81	(.18 )	(1.36)	(1.54)	30.52	23.22 [7]	— [8]	.09 [7]	.09 [7]	.46 [7]	.72 [7]
10/31/2024	19.42	.19	7.05	7.24	(.21 )	(.20 )	(.41 )	26.25	37.67 [7]	— [8]	.10 [7]	.10 [7]	.47 [7]	.78 [7]
10/31/2023	19.30	.15	1.77	1.92	(.11 )	(1.69)	(1.80)	19.42	11.08 [7]	— [8]	.09 [7]	.09 [7]	.47 [7]	.76 [7]
10/31/2022	27.74	.10	(7.58)	(7.48)	(.06 )	(.90 )	(.96 )	19.30	(27.91)[7]	— [8]	.10 [7]	.10 [7]	.47 [7]	.44 [7]
10/31/2021	20.34	.13	8.11	8.24	(.15 )	(.69 )	(.84 )	27.74	41.37 [7]	— [8]	.13 [7]	.13 [7]	.50 [7]	.50 [7]
Class F-1:
10/31/2025	26.19	.10	5.62	5.72	(.11 )	(1.36)	(1.47)	30.44	22.88	182.37		.37	.74	.38
10/31/2024	19.38	.12	7.04	7.16	(.15 )	(.20 )	(.35 )	26.19	37.29	125.37		.37	.74	.50
10/31/2023	19.25	.09	1.78	1.87	(.05 )	(1.69)	(1.74)	19.38	10.75	91.37		.37	.75	.45
10/31/2022	27.68	.03	(7.56)	(7.53)	—	(.90 )	(.90 )	19.25	(28.11)	95.38		.38	.75	.15
10/31/2021	20.30	.08	8.09	8.17	(.10 )	(.69 )	(.79 )	27.68	41.05	127.37		.37	.74	.31
Class F-2:
10/31/2025	26.37	.18	5.66	5.84	(.18 )	(1.36)	(1.54)	30.67	23.23	2,049.10		.10	.47	.68
10/31/2024	19.50	.18	7.10	7.28	(.21 )	(.20 )	(.41 )	26.37	37.70	1,558.10		.10	.47	.76
10/31/2023	19.38	.14	1.78	1.92	(.11 )	(1.69)	(1.80)	19.50	11.01	1,064.11		.11	.49	.71
10/31/2022	27.86	.09	(7.60)	(7.51)	(.07 )	(.90 )	(.97 )	19.38	(27.92)	967.12		.12	.49	.41
10/31/2021	20.42	.12	8.16	8.28	(.15 )	(.69 )	(.84 )	27.86	41.43	1,287.11		.11	.48	.49
Class F-3:
10/31/2025	26.32	.21	5.63	5.84	(.20 )	(1.36)	(1.56)	30.60	23.31	407.01		.01	.38	.77
10/31/2024	19.46	.21	7.08	7.29	(.23 )	(.20 )	(.43 )	26.32	37.84	323.01		.01	.38	.87
10/31/2023	19.35	.17	1.76	1.93	(.13 )	(1.69)	(1.82)	19.46	11.12	223.01		.01	.39	.85
10/31/2022	27.81	.11	(7.58)	(7.47)	(.09 )	(.90 )	(.99 )	19.35	(27.84)	237.01		.01	.38	.51
10/31/2021	20.38	.14	8.15	8.29	(.17 )	(.69 )	(.86 )	27.81	41.58	290.01		.01	.38	.55
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	56

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$26.11	$.11	$5.59	$5.70	$(.11 )	$(1.36)	$(1.47)	$30.34	22.86%	$3,512	.38%	.38%	.75%	.39%
10/31/2024	19.32	.11	7.03	7.14	(.15 )	(.20 )	(.35 )	26.11	37.27	2,750.39		.39	.76	.46
10/31/2023	19.21	.08	1.77	1.85	(.05 )	(1.69)	(1.74)	19.32	10.70	1,876.41		.41	.79	.39
10/31/2022	27.63	.03	(7.55)	(7.52)	— [6]	(.90 )	(.90 )	19.21	(28.12)	1,604.40		.40	.77	.12
10/31/2021	20.26	.05	8.11	8.16	(.10 )	(.69 )	(.79 )	27.63	41.07	2,002.39		.39	.76	.21
Class 529-C:
10/31/2025	25.01	(.09 )	5.34	5.25	—	(1.36)	(1.36)	28.90	21.94	127	1.14	1.14	1.51	(.34 )
10/31/2024	18.53	(.06 )	6.74	6.68	—	(.20 )	(.20 )	25.01	36.25	117	1.15	1.15	1.52	(.25 )
10/31/2023	18.57	(.07 )	1.72	1.65	—	(1.69)	(1.69)	18.53	9.87	98	1.18	1.18	1.56	(.35 )
10/31/2022	26.94	(.13 )	(7.34)	(7.47)	—	(.90 )	(.90 )	18.57	(28.67)	101	1.16	1.16	1.53	(.62 )
10/31/2021	19.84	(.12 )	7.91	7.79	—	(.69 )	(.69 )	26.94	39.96	156	1.14	1.14	1.51	(.51 )
Class 529-E:
10/31/2025	25.78	.05	5.52	5.57	(.06 )	(1.36)	(1.42)	29.93	22.59	124.62		.62	.99	.17
10/31/2024	19.08	.06	6.95	7.01	(.11 )	(.20 )	(.31 )	25.78	37.01	100.61		.61	.98	.25
10/31/2023	18.99	.03	1.76	1.79	(.01 )	(1.69)	(1.70)	19.08	10.47	69.63		.63	1.01	.18
10/31/2022	27.39	(.02 )	(7.48)	(7.50)	—	(.90 )	(.90 )	18.99	(28.30)	59.61		.61	.98	(.09 )
10/31/2021	20.10	(.01 )	8.04	8.03	(.05 )	(.69 )	(.74 )	27.39	40.74	74.61		.61	.98	(.02 )
Class 529-T:
10/31/2025	26.23	.17	5.63	5.80	(.17 )	(1.36)	(1.53)	30.50	23.18 [7]	— [8]	.14 [7]	.14 [7]	.51 [7]	.64 [7]
10/31/2024	19.40	.17	7.06	7.23	(.20 )	(.20 )	(.40 )	26.23	37.62 [7]	— [8]	.15 [7]	.15 [7]	.52 [7]	.72 [7]
10/31/2023	19.29	.13	1.77	1.90	(.10 )	(1.69)	(1.79)	19.40	10.96 [7]	— [8]	.16 [7]	.16 [7]	.54 [7]	.66 [7]
10/31/2022	27.73	.08	(7.57)	(7.49)	(.05 )	(.90 )	(.95 )	19.29	(27.96)[7]	— [8]	.15 [7]	.15 [7]	.52 [7]	.38 [7]
10/31/2021	20.33	.11	8.12	8.23	(.14 )	(.69 )	(.83 )	27.73	41.33 [7]	— [8]	.17 [7]	.17 [7]	.54 [7]	.44 [7]
Class 529-F-1:
10/31/2025	26.27	.17	5.63	5.80	(.16 )	(1.36)	(1.52)	30.55	23.15 [7]	— [8]	.17 [7]	.17 [7]	.54 [7]	.62 [7]
10/31/2024	19.43	.17	7.06	7.23	(.19 )	(.20 )	(.39 )	26.27	37.57 [7]	— [8]	.18 [7]	.18 [7]	.55 [7]	.70 [7]
10/31/2023	19.31	.12	1.78	1.90	(.09 )	(1.69)	(1.78)	19.43	10.96 [7]	— [8]	.19 [7]	.19 [7]	.57 [7]	.62 [7]
10/31/2022	27.76	.08	(7.58)	(7.50)	(.05 )	(.90 )	(.95 )	19.31	(27.97)[7]	— [8]	.20 [7]	.20 [7]	.57 [7]	.34 [7]
10/31/2021	20.37	.10	8.14	8.24	(.16 )	(.69 )	(.85 )	27.76	41.34 [7]	— [8]	.18 [7]	.18 [7]	.55 [7]	.41 [7]
Class 529-F-2:
10/31/2025	26.19	.17	5.62	5.79	(.18 )	(1.36)	(1.54)	30.44	23.18	649.12		.12	.49	.63
10/31/2024	19.37	.17	7.06	7.23	(.21 )	(.20 )	(.41 )	26.19	37.68	455.13		.13	.50	.71
10/31/2023	19.26	.13	1.78	1.91	(.11 )	(1.69)	(1.80)	19.37	11.02	289.12		.12	.50	.68
10/31/2022	27.69	.09	(7.56)	(7.47)	(.06 )	(.90 )	(.96 )	19.26	(27.94)	232.13		.13	.50	.40
10/31/2021	20.30	.11	8.11	8.22	(.14 )	(.69 )	(.83 )	27.69	41.36	289.16		.16	.53	.42
Refer to the end of the table(s) for footnote(s).

57	American Funds Portfolio Series

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2025	$26.18	$.19	$5.61	$5.80	$(.19 )	$(1.36)	$(1.55)	$30.43	23.26%	$— [8]	.06%	.06%	.43%	.72%
10/31/2024	19.36	.20	7.03	7.23	(.21 )	(.20 )	(.41 )	26.18	37.75	— [8]	.06	.06	.43	.82
10/31/2023	19.25	.15	1.77	1.92	(.12 )	(1.69)	(1.81)	19.36	11.10	— [8]	.07	.07	.45	.74
10/31/2022	27.68	.10	(7.55)	(7.45)	(.08 )	(.90 )	(.98 )	19.25	(27.90)	— [8]	.07	.07	.44	.46
10/31/2021	20.30	.14	8.10	8.24	(.17 )	(.69 )	(.86 )	27.68	41.48	— [8]	.11	.07	.44	.55
Class ABLE-A:
10/31/2025	26.08	.13	5.61	5.74	(.14 )	(1.36)	(1.50)	30.32	23.05	29.30		.25	.62	.48
10/31/2024	19.29	.13	7.03	7.16	(.17 )	(.20 )	(.37 )	26.08	37.48	19.31		.25	.62	.55
10/31/2023	19.18	.10	1.78	1.88	(.08 )	(1.69)	(1.77)	19.29	10.90	11.32		.26	.64	.50
10/31/2022	27.59	.05	(7.52)	(7.47)	(.04 )	(.90 )	(.94 )	19.18	(28.02)	7.31		.25	.62	.23
10/31/2021	20.21	.09	8.09	8.18	(.11 )	(.69 )	(.80 )	27.59	41.33	6.24		.18	.55	.35
Class ABLE-F-2:
10/31/2025	26.22	.18	5.65	5.83	(.19 )	(1.36)	(1.55)	30.50	23.31	2.10		.05	.42	.67
10/31/2024	19.38	.16	7.09	7.25	(.21 )	(.20 )	(.41 )	26.22	37.79	1.11		.05	.42	.66
10/31/2023	19.27	.13	1.79	1.92	(.12 )	(1.69)	(1.81)	19.38	11.07	— [8]	.12	.06	.44	.64
10/31/2022	27.71	.09	(7.55)	(7.46)	(.08 )	(.90 )	(.98 )	19.27	(27.91)	— [8]	.11	.05	.42	.41
10/31/2021	20.30	.09	8.18	8.27	(.17 )	(.69 )	(.86 )	27.71	41.63	— [8]	.11	.04	.41	.34
Class R-1:
10/31/2025	25.15	(.08 )	5.38	5.30	—	(1.36)	(1.36)	29.09	22.02	67	1.10	1.10	1.47	(.32 )
10/31/2024	18.64	(.05 )	6.78	6.73	(.02 )	(.20 )	(.22 )	25.15	36.29	54	1.10	1.10	1.47	(.22 )
10/31/2023	18.66	(.05 )	1.72	1.67	—	(1.69)	(1.69)	18.64	9.94	38	1.10	1.10	1.48	(.28 )
10/31/2022	27.05	(.12 )	(7.37)	(7.49)	—	(.90 )	(.90 )	18.66	(28.63)	34	1.10	1.10	1.47	(.57 )
10/31/2021	19.91	(.12 )	7.95	7.83	—	(.69 )	(.69 )	27.05	40.02	45	1.10	1.10	1.47	(.50 )
Class R-2:
10/31/2025	25.06	(.08 )	5.36	5.28	—	(1.36)	(1.36)	28.98	22.02	324	1.09	1.09	1.46	(.30 )
10/31/2024	18.57	(.04 )	6.75	6.71	(.02 )	(.20 )	(.22 )	25.06	36.34	273	1.09	1.09	1.46	(.18 )
10/31/2023	18.59	(.05 )	1.72	1.67	—	(1.69)	(1.69)	18.57	9.98	212	1.09	1.09	1.47	(.27 )
10/31/2022	26.96	(.12 )	(7.35)	(7.47)	—	(.90 )	(.90 )	18.59	(28.65)	197	1.10	1.10	1.47	(.55 )
10/31/2021	19.84	(.11 )	7.92	7.81	—	(.69 )	(.69 )	26.96	40.07	321	1.09	1.09	1.46	(.47 )
Class R-2E:
10/31/2025	25.50	— [6]	5.45	5.45	—	(1.36)	(1.36)	29.59	22.32	14.81		.81	1.18	(.01 )
10/31/2024	18.89	.01	6.88	6.89	(.08 )	(.20 )	(.28 )	25.50	36.75	12.80		.80	1.17	.06
10/31/2023	18.84	— [6]	1.74	1.74	—	(1.69)	(1.69)	18.89	10.24	11.81		.81	1.19	(.01 )
10/31/2022	27.22	(.05 )	(7.43)	(7.48)	—	(.90 )	(.90 )	18.84	(28.41)	9.82		.82	1.19	(.24 )
10/31/2021	19.98	(.04 )	7.98	7.94	(.01 )	(.69 )	(.70 )	27.22	40.44	15.81		.81	1.18	(.15 )
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	58

Financial highlights (continued)
Growth Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$25.81	$.03	$5.54	$5.57	$(.05 )	$(1.36)	$(1.41)	$29.97	22.56%	$413	.64%	.64%	1.01%	.12%
10/31/2024	19.11	.05	6.96	7.01	(.11 )	(.20 )	(.31 )	25.81	36.95	315.64		.64	1.01	.22
10/31/2023	19.01	.03	1.76	1.79	— [6]	(1.69)	(1.69)	19.11	10.45	218.65		.65	1.03	.15
10/31/2022	27.42	(.03 )	(7.48)	(7.51)	—	(.90 )	(.90 )	19.01	(28.31)	180.65		.65	1.02	(.12 )
10/31/2021	20.12	(.01 )	8.05	8.04	(.05 )	(.69 )	(.74 )	27.42	40.69	235.65		.65	1.02	(.05 )
Class R-4:
10/31/2025	26.15	.13	5.59	5.72	(.12 )	(1.36)	(1.48)	30.39	22.92	133.34		.34	.71	.47
10/31/2024	19.34	.13	7.04	7.17	(.16 )	(.20 )	(.36 )	26.15	37.40	117.34		.34	.71	.52
10/31/2023	19.23	.09	1.77	1.86	(.06 )	(1.69)	(1.75)	19.34	10.76	83.34		.34	.72	.47
10/31/2022	27.64	.04	(7.55)	(7.51)	—	(.90 )	(.90 )	19.23	(28.08)	76.34		.34	.71	.17
10/31/2021	20.27	.07	8.09	8.16	(.10 )	(.69 )	(.79 )	27.64	41.09	102.35		.35	.72	.26
Class R-5E:
10/31/2025	26.15	.17	5.61	5.78	(.17 )	(1.36)	(1.53)	30.40	23.19	122.14		.14	.51	.63
10/31/2024	19.34	.17	7.04	7.21	(.20 )	(.20 )	(.40 )	26.15	37.66	92.15		.15	.52	.70
10/31/2023	19.24	.12	1.78	1.90	(.11 )	(1.69)	(1.80)	19.34	10.96	58.15		.15	.53	.62
10/31/2022	27.67	.08	(7.55)	(7.47)	(.06 )	(.90 )	(.96 )	19.24	(27.95)	42.15		.15	.52	.34
10/31/2021	20.29	.12	8.10	8.22	(.15 )	(.69 )	(.84 )	27.67	41.36	40.15		.15	.52	.48
Class R-5:
10/31/2025	26.54	.18	5.71	5.89	(.19 )	(1.36)	(1.55)	30.88	23.28	60.06		.06	.43	.65
10/31/2024	19.62	.20	7.14	7.34	(.22 )	(.20 )	(.42 )	26.54	37.78	41.06		.06	.43	.84
10/31/2023	19.49	.15	1.79	1.94	(.12 )	(1.69)	(1.81)	19.62	11.08	33.06		.06	.44	.76
10/31/2022	28.01	.11	(7.65)	(7.54)	(.08 )	(.90 )	(.98 )	19.49	(27.89)	30.06		.06	.43	.48
10/31/2021	20.52	.14	8.20	8.34	(.16 )	(.69 )	(.85 )	28.01	41.53	41.06		.06	.43	.56
Class R-6:
10/31/2025	26.47	.20	5.68	5.88	(.20 )	(1.36)	(1.56)	30.79	23.33	553.01		.01	.38	.72
10/31/2024	19.57	.20	7.13	7.33	(.23 )	(.20 )	(.43 )	26.47	37.83	350.01		.01	.38	.81
10/31/2023	19.45	.15	1.79	1.94	(.13 )	(1.69)	(1.82)	19.57	11.11	210.01		.01	.39	.77
10/31/2022	27.95	.11	(7.62)	(7.51)	(.09 )	(.90 )	(.99 )	19.45	(27.84)	161.01		.01	.38	.51
10/31/2021	20.48	.15	8.18	8.33	(.17 )	(.69 )	(.86 )	27.95	41.57	186.01		.01	.38	.60
Refer to the end of the table(s) for footnote(s).

59	American Funds Portfolio Series

Financial highlights (continued)
Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$19.57	$.36	$3.00	$3.36	$(.36 )	$(.56 )	$(.92 )	$22.01	17.81%	$14,324	.33%	.33%	.66%	1.77%
10/31/2024	15.59	.36	4.12	4.48	(.36 )	(.14 )	(.50 )	19.57	28.99	12,189.33		.33	.66	1.94
10/31/2023	15.38	.33	.87	1.20	(.33 )	(.66 )	(.99 )	15.59	8.10	9,394.33		.33	.67	2.08
10/31/2022	19.63	.27	(3.51)	(3.24)	(.27 )	(.74 )	(1.01)	15.38	(17.38)	8,590.34		.34	.67	1.58
10/31/2021	15.64	.23	4.44	4.67	(.26 )	(.42 )	(.68 )	19.63	30.44	9,886.34		.34	.66	1.24
Class C:
10/31/2025	19.42	.21	2.97	3.18	(.21 )	(.56 )	(.77 )	21.83	16.92	1,107	1.06	1.06	1.39	1.05
10/31/2024	15.48	.22	4.08	4.30	(.22 )	(.14 )	(.36 )	19.42	27.98	1,090	1.07	1.07	1.40	1.23
10/31/2023	15.27	.21	.87	1.08	(.21 )	(.66 )	(.87 )	15.48	7.34	1,007	1.08	1.08	1.42	1.35
10/31/2022	19.49	.14	(3.49)	(3.35)	(.13 )	(.74 )	(.87 )	15.27	(17.98)	1,097	1.07	1.07	1.40	.84
10/31/2021	15.53	.09	4.42	4.51	(.13 )	(.42 )	(.55 )	19.49	29.51	1,489	1.07	1.07	1.39	.52
Class T:
10/31/2025	19.58	.41	3.00	3.41	(.41 )	(.56 )	(.97 )	22.02	18.11 [7]	— [8]	.06 [7]	.06 [7]	.39 [7]	2.06 [7]
10/31/2024	15.60	.41	4.11	4.52	(.40 )	(.14 )	(.54 )	19.58	29.30 [7]	— [8]	.07 [7]	.07 [7]	.40 [7]	2.22 [7]
10/31/2023	15.38	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.60	8.47 [7]	— [8]	.05 [7]	.05 [7]	.39 [7]	2.39 [7]
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.15)[7]	— [8]	.07 [7]	.07 [7]	.40 [7]	1.86 [7]
10/31/2021	15.64	.28	4.43	4.71	(.30 )	(.42 )	(.72 )	19.63	30.75 [7]	— [8]	.09 [7]	.09 [7]	.41 [7]	1.50 [7]
Class F-1:
10/31/2025	19.57	.35	3.00	3.35	(.35 )	(.56 )	(.91 )	22.01	17.76	264.37		.37	.70	1.72
10/31/2024	15.59	.35	4.12	4.47	(.35 )	(.14 )	(.49 )	19.57	28.93	214.37		.37	.70	1.91
10/31/2023	15.38	.33	.87	1.20	(.33 )	(.66 )	(.99 )	15.59	8.05	174.37		.37	.71	2.05
10/31/2022	19.63	.26	(3.51)	(3.25)	(.26 )	(.74 )	(1.00)	15.38	(17.41)	175.38		.38	.71	1.54
10/31/2021	15.64	.22	4.44	4.66	(.25 )	(.42 )	(.67 )	19.63	30.39	215.37		.37	.69	1.23
Class F-2:
10/31/2025	19.61	.40	3.01	3.41	(.40 )	(.56 )	(.96 )	22.06	18.07	1,911.11		.11	.44	1.99
10/31/2024	15.62	.39	4.14	4.53	(.40 )	(.14 )	(.54 )	19.61	29.27	1,535.11		.11	.44	2.14
10/31/2023	15.40	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.62	8.39	1,132.11		.11	.45	2.31
10/31/2022	19.66	.31	(3.52)	(3.21)	(.31 )	(.74 )	(1.05)	15.40	(17.21)	1,077.12		.12	.45	1.81
10/31/2021	15.66	.27	4.45	4.72	(.30 )	(.42 )	(.72 )	19.66	30.75	1,273.11		.11	.43	1.47
Class F-3:
10/31/2025	19.58	.42	3.01	3.43	(.42 )	(.56 )	(.98 )	22.03	18.22	411.01		.01	.34	2.10
10/31/2024	15.60	.41	4.12	4.53	(.41 )	(.14 )	(.55 )	19.58	29.37	361.01		.01	.34	2.26
10/31/2023	15.39	.39	.86	1.25	(.38 )	(.66 )	(1.04)	15.60	8.44	262.01		.01	.35	2.42
10/31/2022	19.64	.33	(3.52)	(3.19)	(.32 )	(.74 )	(1.06)	15.39	(17.09)	252.01		.01	.34	1.91
10/31/2021	15.64	.29	4.45	4.74	(.32 )	(.42 )	(.74 )	19.64	30.92	269.01		.01	.33	1.55
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	60

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$19.56	$.35	$2.99	$3.34	$(.35 )	$(.56 )	$(.91 )	$21.99	17.74%	$1,626	.35%	.35%	.68%	1.74%
10/31/2024	15.58	.35	4.12	4.47	(.35 )	(.14 )	(.49 )	19.56	28.96	1,365.37		.37	.70	1.90
10/31/2023	15.37	.32	.88	1.20	(.33 )	(.66 )	(.99 )	15.58	8.06	1,033.38		.38	.72	2.03
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26 )	(.74 )	(1.00)	15.37	(17.40)	925.36		.36	.69	1.56
10/31/2021	15.63	.22	4.45	4.67	(.26 )	(.42 )	(.68 )	19.62	30.42	1,042.37		.37	.69	1.22
Class 529-C:
10/31/2025	19.47	.20	2.98	3.18	(.20 )	(.56 )	(.76 )	21.89	16.87	69	1.11	1.11	1.44	1.00
10/31/2024	15.52	.21	4.09	4.30	(.21 )	(.14 )	(.35 )	19.47	27.91	67	1.12	1.12	1.45	1.16
10/31/2023	15.30	.20	.88	1.08	(.20 )	(.66 )	(.86 )	15.52	7.32	61	1.14	1.14	1.48	1.28
10/31/2022	19.53	.13	(3.50)	(3.37)	(.12 )	(.74 )	(.86 )	15.30	(18.05)	65	1.13	1.13	1.46	.78
10/31/2021	15.56	.08	4.42	4.50	(.11 )	(.42 )	(.53 )	19.53	29.42	93	1.12	1.12	1.44	.46
Class 529-E:
10/31/2025	19.50	.30	2.99	3.29	(.30 )	(.56 )	(.86 )	21.93	17.50	53.60		.60	.93	1.51
10/31/2024	15.54	.31	4.10	4.41	(.31 )	(.14 )	(.45 )	19.50	28.62	48.60		.60	.93	1.68
10/31/2023	15.33	.29	.87	1.16	(.29 )	(.66 )	(.95 )	15.54	7.84	40.60		.60	.94	1.80
10/31/2022	19.57	.23	(3.51)	(3.28)	(.22 )	(.74 )	(.96 )	15.33	(17.60)	35.60		.60	.93	1.33
10/31/2021	15.59	.18	4.43	4.61	(.21 )	(.42 )	(.63 )	19.57	30.14	42.60		.60	.92	.99
Class 529-T:
10/31/2025	19.58	.40	3.00	3.40	(.40 )	(.56 )	(.96 )	22.02	18.05 [7]	— [8]	.11 [7]	.11 [7]	.44 [7]	1.99 [7]
10/31/2024	15.60	.39	4.12	4.51	(.39 )	(.14 )	(.53 )	19.58	29.22 [7]	— [8]	.13 [7]	.13 [7]	.46 [7]	2.15 [7]
10/31/2023	15.38	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.60	8.40 [7]	— [8]	.13 [7]	.13 [7]	.47 [7]	2.28 [7]
10/31/2022	19.63	.31	(3.52)	(3.21)	(.30 )	(.74 )	(1.04)	15.38	(17.19)[7]	— [8]	.11 [7]	.11 [7]	.44 [7]	1.80 [7]
10/31/2021	15.64	.27	4.44	4.71	(.30 )	(.42 )	(.72 )	19.63	30.68 [7]	— [8]	.14 [7]	.14 [7]	.46 [7]	1.45 [7]
Class 529-F-1:
10/31/2025	19.58	.39	3.01	3.40	(.39 )	(.56 )	(.95 )	22.03	18.03 [7]	— [8]	.16 [7]	.16 [7]	.49 [7]	1.93 [7]
10/31/2024	15.60	.38	4.12	4.50	(.38 )	(.14 )	(.52 )	19.58	29.15 [7]	— [8]	.18 [7]	.18 [7]	.51 [7]	2.09 [7]
10/31/2023	15.38	.36	.88	1.24	(.36 )	(.66 )	(1.02)	15.60	8.34 [7]	— [8]	.17 [7]	.17 [7]	.51 [7]	2.24 [7]
10/31/2022	19.64	.30	(3.53)	(3.23)	(.29 )	(.74 )	(1.03)	15.38	(17.29)[7]	— [8]	.19 [7]	.19 [7]	.52 [7]	1.73 [7]
10/31/2021	15.65	.23	4.47	4.70	(.29 )	(.42 )	(.71 )	19.64	30.62 [7]	— [8]	.17 [7]	.17 [7]	.49 [7]	1.27 [7]
Class 529-F-2:
10/31/2025	19.57	.40	3.00	3.40	(.40 )	(.56 )	(.96 )	22.01	18.07	260.10		.10	.43	1.98
10/31/2024	15.59	.39	4.13	4.52	(.40 )	(.14 )	(.54 )	19.57	29.26	203.11		.11	.44	2.14
10/31/2023	15.38	.37	.87	1.24	(.37 )	(.66 )	(1.03)	15.59	8.35	141.10		.10	.44	2.28
10/31/2022	19.63	.31	(3.51)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.18)	110.11		.11	.44	1.81
10/31/2021	15.64	.27	4.44	4.71	(.30 )	(.42 )	(.72 )	19.63	30.70	113.13		.13	.45	1.45
Refer to the end of the table(s) for footnote(s).

61	American Funds Portfolio Series

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2025	$19.58	$.41	$3.00	$3.41	$(.41 )	$(.56 )	$(.97 )	$22.02	18.12%	$— [8]	.06%	.06%	.39%	2.04%
10/31/2024	15.60	.41	4.12	4.53	(.41 )	(.14 )	(.55 )	19.58	29.30	— [8]	.06	.06	.39	2.21
10/31/2023	15.38	.37	.88	1.25	(.37 )	(.66 )	(1.03)	15.60	8.45	— [8]	.07	.07	.41	2.34
10/31/2022	19.63	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.38	(17.15)	— [8]	.07	.07	.40	1.85
10/31/2021	15.64	.28	4.44	4.72	(.31 )	(.42 )	(.73 )	19.63	30.78	— [8]	.12	.07	.39	1.52
Class ABLE-A:
10/31/2025	19.60	.37	3.00	3.37	(.36 )	(.56 )	(.92 )	22.05	17.88	19.29		.24	.57	1.83
10/31/2024	15.61	.36	4.13	4.49	(.36 )	(.14 )	(.50 )	19.60	29.06	13.30		.24	.57	1.98
10/31/2023	15.38	.34	.89	1.23	(.34 )	(.66 )	(1.00)	15.61	8.28	8.30		.25	.59	2.11
10/31/2022	19.63	.28	(3.51)	(3.23)	(.28 )	(.74 )	(1.02)	15.38	(17.32)	6.29		.23	.56	1.67
10/31/2021	15.63	.26	4.44	4.70	(.28 )	(.42 )	(.70 )	19.63	30.69	5.21		.15	.47	1.41
Class ABLE-F-2:
10/31/2025	19.62	.41	3.01	3.42	(.40 )	(.56 )	(.96 )	22.08	18.15	2.09		.03	.36	2.03
10/31/2024	15.62	.39	4.15	4.54	(.40 )	(.14 )	(.54 )	19.62	29.37	1.09		.04	.37	2.12
10/31/2023	15.39	.37	.89	1.26	(.37 )	(.66 )	(1.03)	15.62	8.48	— [8]	.10	.04	.38	2.33
10/31/2022	19.64	.32	(3.52)	(3.20)	(.31 )	(.74 )	(1.05)	15.39	(17.15)	— [8]	.09	.04	.37	1.89
10/31/2021	15.64	.30	4.43	4.73	(.31 )	(.42 )	(.73 )	19.64	30.86	— [8]	.09	.03	.35	1.59
Class R-1:
10/31/2025	19.44	.20	2.98	3.18	(.21 )	(.56 )	(.77 )	21.85	16.90	28	1.09	1.09	1.42	1.01
10/31/2024	15.50	.21	4.09	4.30	(.22 )	(.14 )	(.36 )	19.44	27.96	24	1.09	1.09	1.42	1.18
10/31/2023	15.28	.21	.88	1.09	(.21 )	(.66 )	(.87 )	15.50	7.37	19	1.10	1.10	1.44	1.31
10/31/2022	19.51	.14	(3.50)	(3.36)	(.13 )	(.74 )	(.87 )	15.28	(18.01)	20	1.08	1.08	1.41	.84
10/31/2021	15.55	.09	4.42	4.51	(.13 )	(.42 )	(.55 )	19.51	29.48	24	1.09	1.09	1.41	.50
Class R-2:
10/31/2025	19.37	.21	2.97	3.18	(.21 )	(.56 )	(.77 )	21.78	16.98	234	1.07	1.07	1.40	1.06
10/31/2024	15.44	.22	4.07	4.29	(.22 )	(.14 )	(.36 )	19.37	28.02	227	1.07	1.07	1.40	1.23
10/31/2023	15.24	.21	.87	1.08	(.22 )	(.66 )	(.88 )	15.44	7.32	195	1.08	1.08	1.42	1.34
10/31/2022	19.46	.14	(3.49)	(3.35)	(.13 )	(.74 )	(.87 )	15.24	(18.01)	184	1.08	1.08	1.41	.83
10/31/2021	15.51	.09	4.41	4.50	(.13 )	(.42 )	(.55 )	19.46	29.49	198	1.08	1.08	1.40	.51
Class R-2E:
10/31/2025	19.49	.26	2.98	3.24	(.26 )	(.56 )	(.82 )	21.91	17.21	19.81		.81	1.14	1.32
10/31/2024	15.53	.28	4.09	4.37	(.27 )	(.14 )	(.41 )	19.49	28.36	18.81		.81	1.14	1.56
10/31/2023	15.32	.26	.87	1.13	(.26 )	(.66 )	(.92 )	15.53	7.65	20.81		.81	1.15	1.61
10/31/2022	19.56	.20	(3.52)	(3.32)	(.18 )	(.74 )	(.92 )	15.32	(17.79)	16.81		.81	1.14	1.14
10/31/2021	15.59	.14	4.43	4.57	(.18 )	(.42 )	(.60 )	19.56	29.81	22.81		.81	1.13	.78
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	62

Financial highlights (continued)
Growth and Income Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$19.48	$.29	$2.98	$3.27	$(.29 )	$(.56 )	$(.85 )	$21.90	17.43%	$257	.65%	.65%	.98%	1.45%
10/31/2024	15.52	.30	4.10	4.40	(.30 )	(.14 )	(.44 )	19.48	28.61	221.65		.65	.98	1.62
10/31/2023	15.31	.28	.87	1.15	(.28 )	(.66 )	(.94 )	15.52	7.80	160.65		.65	.99	1.74
10/31/2022	19.55	.22	(3.51)	(3.29)	(.21 )	(.74 )	(.95 )	15.31	(17.67)	139.65		.65	.98	1.26
10/31/2021	15.58	.17	4.43	4.60	(.21 )	(.42 )	(.63 )	19.55	30.03	169.65		.65	.97	.93
Class R-4:
10/31/2025	19.57	.35	3.00	3.35	(.35 )	(.56 )	(.91 )	22.01	17.79	103.34		.34	.67	1.75
10/31/2024	15.59	.36	4.11	4.47	(.35 )	(.14 )	(.49 )	19.57	28.97	85.34		.34	.67	1.94
10/31/2023	15.37	.33	.88	1.21	(.33 )	(.66 )	(.99 )	15.59	8.16	72.34		.34	.68	2.06
10/31/2022	19.62	.27	(3.52)	(3.25)	(.26 )	(.74 )	(1.00)	15.37	(17.40)	69.34		.34	.67	1.57
10/31/2021	15.63	.23	4.44	4.67	(.26 )	(.42 )	(.68 )	19.62	30.44	87.35		.35	.67	1.23
Class R-5E:
10/31/2025	19.55	.39	2.99	3.38	(.39 )	(.56 )	(.95 )	21.98	17.98	52.15		.15	.48	1.96
10/31/2024	15.57	.38	4.13	4.51	(.39 )	(.14 )	(.53 )	19.55	29.26	45.14		.14	.47	2.09
10/31/2023	15.36	.36	.87	1.23	(.36 )	(.66 )	(1.02)	15.57	8.31	30.15		.15	.49	2.22
10/31/2022	19.61	.30	(3.51)	(3.21)	(.30 )	(.74 )	(1.04)	15.36	(17.23)	22.15		.15	.48	1.76
10/31/2021	15.62	.27	4.43	4.70	(.29 )	(.42 )	(.71 )	19.61	30.71	17.15		.15	.47	1.47
Class R-5:
10/31/2025	19.66	.40	3.03	3.43	(.41 )	(.56 )	(.97 )	22.12	18.14	51.07		.07	.40	1.95
10/31/2024	15.66	.41	4.14	4.55	(.41 )	(.14 )	(.55 )	19.66	29.32	30.06		.06	.39	2.22
10/31/2023	15.44	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.66	8.43	24.06		.06	.40	2.36
10/31/2022	19.71	.32	(3.54)	(3.22)	(.31 )	(.74 )	(1.05)	15.44	(17.17)	24.06		.06	.39	1.88
10/31/2021	15.70	.28	4.46	4.74	(.31 )	(.42 )	(.73 )	19.71	30.80	33.06		.06	.38	1.52
Class R-6:
10/31/2025	19.62	.42	3.01	3.43	(.42 )	(.56 )	(.98 )	22.07	18.18	901.01		.01	.34	2.06
10/31/2024	15.63	.41	4.13	4.54	(.41 )	(.14 )	(.55 )	19.62	29.38	643.01		.01	.34	2.23
10/31/2023	15.41	.38	.88	1.26	(.38 )	(.66 )	(1.04)	15.63	8.50	409.01		.01	.35	2.38
10/31/2022	19.67	.33	(3.53)	(3.20)	(.32 )	(.74 )	(1.06)	15.41	(17.11)	348.01		.01	.34	1.90
10/31/2021	15.67	.29	4.45	4.74	(.32 )	(.42 )	(.74 )	19.67	30.85	381.01		.01	.33	1.57
Refer to the end of the table(s) for footnote(s).

63	American Funds Portfolio Series

Financial highlights (continued)
Moderate Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$18.44	$.42	$2.32	$2.74	$(.42 )	$(.25 )	$(.67 )	$20.51	15.24%	$10,987	.31%	.31%	.65%	2.20%
10/31/2024	15.15	.40	3.30	3.70	(.40 )	(.01 )	(.41 )	18.44	24.58	9,788.32		.32	.66	2.29
10/31/2023	15.28	.34	.43	.77	(.32 )	(.58 )	(.90 )	15.15	5.17	7,949.32		.32	.66	2.17
10/31/2022	18.94	.28	(2.99)	(2.71)	(.29 )	(.66 )	(.95 )	15.28	(15.02)	7,690.33		.33	.66	1.64
10/31/2021	15.57	.26	3.56	3.82	(.31 )	(.14 )	(.45 )	18.94	24.79	8,709.34		.34	.66	1.43
Class C:
10/31/2025	18.31	.28	2.30	2.58	(.27 )	(.25 )	(.52 )	20.37	14.43	816	1.05	1.05	1.39	1.48
10/31/2024	15.05	.27	3.27	3.54	(.27 )	(.01 )	(.28 )	18.31	23.61	847	1.06	1.06	1.40	1.59
10/31/2023	15.17	.22	.45	.67	(.21 )	(.58 )	(.79 )	15.05	4.47	856	1.06	1.06	1.40	1.44
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16 )	(.66 )	(.82 )	15.17	(15.67)	992	1.06	1.06	1.39	.91
10/31/2021	15.47	.13	3.53	3.66	(.18 )	(.14 )	(.32 )	18.81	23.85	1,330	1.06	1.06	1.38	.71
Class T:
10/31/2025	18.45	.47	2.33	2.80	(.47 )	(.25 )	(.72 )	20.53	15.59 [7]	— [8]	.05 [7]	.05 [7]	.39 [7]	2.48 [7]
10/31/2024	15.16	.45	3.30	3.75	(.45 )	(.01 )	(.46 )	18.45	24.89 [7]	— [8]	.04 [7]	.04 [7]	.38 [7]	2.57 [7]
10/31/2023	15.28	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.16	5.55 [7]	— [8]	.02 [7]	.02 [7]	.36 [7]	2.49 [7]
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34 )	(.66 )	(1.00)	15.28	(14.82)[7]	— [8]	.05 [7]	.05 [7]	.38 [7]	1.93 [7]
10/31/2021	15.58	.31	3.55	3.86	(.35 )	(.14 )	(.49 )	18.95	25.09 [7]	— [8]	.06 [7]	.06 [7]	.38 [7]	1.71 [7]
Class F-1:
10/31/2025	18.45	.41	2.33	2.74	(.41 )	(.25 )	(.66 )	20.53	15.23	114.36		.36	.70	2.17
10/31/2024	15.16	.39	3.30	3.69	(.39 )	(.01 )	(.40 )	18.45	24.50	108.36		.36	.70	2.26
10/31/2023	15.28	.33	.45	.78	(.32 )	(.58 )	(.90 )	15.16	5.18	96.36		.36	.70	2.13
10/31/2022	18.95	.27	(3.00)	(2.73)	(.28 )	(.66 )	(.94 )	15.28	(15.11)	104.37		.37	.70	1.60
10/31/2021	15.57	.25	3.57	3.82	(.30 )	(.14 )	(.44 )	18.95	24.80	135.37		.37	.69	1.42
Class F-2:
10/31/2025	18.48	.46	2.31	2.77	(.45 )	(.25 )	(.70 )	20.55	15.44	1,493.11		.11	.45	2.41
10/31/2024	15.18	.44	3.31	3.75	(.44 )	(.01 )	(.45 )	18.48	24.84	1,282.11		.11	.45	2.50
10/31/2023	15.30	.37	.45	.82	(.36 )	(.58 )	(.94 )	15.18	5.45	1,033.11		.11	.45	2.38
10/31/2022	18.97	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.30	(14.86)	1,031.11		.11	.44	1.86
10/31/2021	15.59	.30	3.56	3.86	(.34 )	(.14 )	(.48 )	18.97	25.09	1,219.11		.11	.43	1.66
Class F-3:
10/31/2025	18.45	.48	2.32	2.80	(.47 )	(.25 )	(.72 )	20.53	15.63	393.01		.01	.35	2.51
10/31/2024	15.16	.45	3.30	3.75	(.45 )	(.01 )	(.46 )	18.45	24.93	356.01		.01	.35	2.59
10/31/2023	15.28	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.16	5.56	281.01		.01	.35	2.49
10/31/2022	18.95	.33	(3.00)	(2.67)	(.34 )	(.66 )	(1.00)	15.28	(14.79)	285.01		.01	.34	1.95
10/31/2021	15.58	.31	3.56	3.87	(.36 )	(.14 )	(.50 )	18.95	25.16	282.01		.01	.33	1.73
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	64

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$18.44	$.41	$2.32	$2.73	$(.41 )	$(.25 )	$(.66 )	$20.51	15.21%	$750	.34%	.34%	.68%	2.18%
10/31/2024	15.15	.39	3.30	3.69	(.39 )	(.01 )	(.40 )	18.44	24.53	670.35		.35	.69	2.26
10/31/2023	15.27	.33	.45	.78	(.32 )	(.58 )	(.90 )	15.15	5.20	549.36		.36	.70	2.13
10/31/2022	18.94	.27	(2.99)	(2.72)	(.29 )	(.66 )	(.95 )	15.27	(15.10)	532.35		.35	.68	1.62
10/31/2021	15.57	.25	3.56	3.81	(.30 )	(.14 )	(.44 )	18.94	24.75	622.36		.36	.68	1.40
Class 529-C:
10/31/2025	18.37	.27	2.31	2.58	(.26 )	(.25 )	(.51 )	20.44	14.37	36	1.10	1.10	1.44	1.43
10/31/2024	15.10	.27	3.27	3.54	(.26 )	(.01 )	(.27 )	18.37	23.54	38	1.11	1.11	1.45	1.52
10/31/2023	15.22	.22	.43	.65	(.19 )	(.58 )	(.77 )	15.10	4.38	36	1.12	1.12	1.46	1.38
10/31/2022	18.86	.14	(2.97)	(2.83)	(.15 )	(.66 )	(.81 )	15.22	(15.68)	46	1.11	1.11	1.44	.85
10/31/2021	15.51	.12	3.53	3.65	(.16 )	(.14 )	(.30 )	18.86	23.77	65	1.11	1.11	1.43	.66
Class 529-E:
10/31/2025	18.39	.37	2.31	2.68	(.36 )	(.25 )	(.61 )	20.46	14.95	20.59		.59	.93	1.94
10/31/2024	15.11	.35	3.29	3.64	(.35 )	(.01 )	(.36 )	18.39	24.23	19.59		.59	.93	2.03
10/31/2023	15.24	.30	.43	.73	(.28 )	(.58 )	(.86 )	15.11	4.89	17.60		.60	.94	1.90
10/31/2022	18.89	.23	(2.98)	(2.75)	(.24 )	(.66 )	(.90 )	15.24	(15.24)	18.59		.59	.92	1.37
10/31/2021	15.53	.21	3.55	3.76	(.26 )	(.14 )	(.40 )	18.89	24.47	20.59		.59	.91	1.18
Class 529-T:
10/31/2025	18.45	.46	2.32	2.78	(.46 )	(.25 )	(.71 )	20.52	15.47 [7]	— [8]	.10 [7]	.10 [7]	.44 [7]	2.41 [7]
10/31/2024	15.16	.44	3.29	3.73	(.43 )	(.01 )	(.44 )	18.45	24.81 [7]	— [8]	.11 [7]	.11 [7]	.45 [7]	2.49 [7]
10/31/2023	15.28	.38	.44	.82	(.36 )	(.58 )	(.94 )	15.16	5.50 [7]	— [8]	.07 [7]	.07 [7]	.41 [7]	2.41 [7]
10/31/2022	18.95	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.28	(14.88)[7]	— [8]	.11 [7]	.11 [7]	.44 [7]	1.85 [7]
10/31/2021	15.57	.30	3.56	3.86	(.34 )	(.14 )	(.48 )	18.95	25.11 [7]	— [8]	.12 [7]	.12 [7]	.44 [7]	1.65 [7]
Class 529-F-1:
10/31/2025	18.47	.45	2.32	2.77	(.44 )	(.25 )	(.69 )	20.55	15.44 [7]	— [8]	.16 [7]	.16 [7]	.50 [7]	2.35 [7]
10/31/2024	15.18	.43	3.29	3.72	(.42 )	(.01 )	(.43 )	18.47	24.70 [7]	— [8]	.17 [7]	.17 [7]	.51 [7]	2.43 [7]
10/31/2023	15.30	.36	.45	.81	(.35 )	(.58 )	(.93 )	15.18	5.38 [7]	— [8]	.17 [7]	.17 [7]	.51 [7]	2.31 [7]
10/31/2022	18.97	.30	(3.00)	(2.70)	(.31 )	(.66 )	(.97 )	15.30	(14.92)[7]	— [8]	.18 [7]	.18 [7]	.51 [7]	1.78 [7]
10/31/2021	15.59	.26	3.60	3.86	(.34 )	(.14 )	(.48 )	18.97	25.03 [7]	— [8]	.16 [7]	.16 [7]	.48 [7]	1.48 [7]
Class 529-F-2:
10/31/2025	18.44	.46	2.32	2.78	(.46 )	(.25 )	(.71 )	20.51	15.48	131.10		.10	.44	2.42
10/31/2024	15.15	.43	3.31	3.74	(.44 )	(.01 )	(.45 )	18.44	24.83	114.11		.11	.45	2.48
10/31/2023	15.27	.37	.45	.82	(.36 )	(.58 )	(.94 )	15.15	5.46	88.11		.11	.45	2.37
10/31/2022	18.94	.31	(2.99)	(2.68)	(.33 )	(.66 )	(.99 )	15.27	(14.89)	83.11		.11	.44	1.86
10/31/2021	15.57	.29	3.56	3.85	(.34 )	(.14 )	(.48 )	18.94	25.05	87.12		.12	.44	1.63
Refer to the end of the table(s) for footnote(s).

65	American Funds Portfolio Series

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2025	$18.44	$.47	$2.31	$2.78	$(.46 )	$(.25 )	$(.71 )	$20.51	15.53%	$— [8]	.06%	.06%	.40%	2.45%
10/31/2024	15.15	.44	3.30	3.74	(.44 )	(.01 )	(.45 )	18.44	24.88	— [8]	.06	.06	.40	2.54
10/31/2023	15.27	.38	.44	.82	(.36 )	(.58 )	(.94 )	15.15	5.50	— [8]	.07	.07	.41	2.41
10/31/2022	18.94	.32	(3.00)	(2.68)	(.33 )	(.66 )	(.99 )	15.27	(14.86)	— [8]	.07	.07	.40	1.89
10/31/2021	15.57	.30	3.56	3.86	(.35 )	(.14 )	(.49 )	18.94	25.11	— [8]	.12	.07	.39	1.69
Class ABLE-A:
10/31/2025	18.46	.42	2.34	2.76	(.42 )	(.25 )	(.67 )	20.55	15.36	16.30		.24	.58	2.23
10/31/2024	15.16	.40	3.31	3.71	(.40 )	(.01 )	(.41 )	18.46	24.65	11.30		.25	.59	2.30
10/31/2023	15.28	.34	.45	.79	(.33 )	(.58 )	(.91 )	15.16	5.27	7.30		.24	.58	2.19
10/31/2022	18.94	.29	(2.99)	(2.70)	(.30 )	(.66 )	(.96 )	15.28	(14.99)	5.30		.24	.57	1.72
10/31/2021	15.57	.29	3.55	3.84	(.33 )	(.14 )	(.47 )	18.94	24.94	4.22		.16	.48	1.58
Class ABLE-F-2:
10/31/2025	18.48	.46	2.34	2.80	(.46 )	(.25 )	(.71 )	20.57	15.58	2.08		.03	.37	2.41
10/31/2024	15.18	.44	3.31	3.75	(.44 )	(.01 )	(.45 )	18.48	24.87	1.09		.03	.37	2.49
10/31/2023	15.29	.38	.45	.83	(.36 )	(.58 )	(.94 )	15.18	5.55	1.09		.03	.37	2.42
10/31/2022	18.95	.33	(3.00)	(2.67)	(.33 )	(.66 )	(.99 )	15.29	(14.80)	— [8]	.09	.03	.36	1.96
10/31/2021	15.57	.31	3.56	3.87	(.35 )	(.14 )	(.49 )	18.95	25.18	— [8]	.09	.02	.34	1.70
Class R-1:
10/31/2025	18.36	.27	2.32	2.59	(.28 )	(.25 )	(.53 )	20.42	14.40	11	1.07	1.07	1.41	1.45
10/31/2024	15.09	.27	3.28	3.55	(.27 )	(.01 )	(.28 )	18.36	23.61	10	1.06	1.06	1.40	1.57
10/31/2023	15.21	.22	.45	.67	(.21 )	(.58 )	(.79 )	15.09	4.46	9	1.08	1.08	1.42	1.42
10/31/2022	18.86	.15	(2.99)	(2.84)	(.15 )	(.66 )	(.81 )	15.21	(15.73)	9	1.09	1.09	1.42	.88
10/31/2021	15.51	.12	3.54	3.66	(.17 )	(.14 )	(.31 )	18.86	23.83	12	1.10	1.10	1.42	.67
Class R-2:
10/31/2025	18.30	.27	2.30	2.57	(.27 )	(.25 )	(.52 )	20.35	14.36	141	1.09	1.09	1.43	1.44
10/31/2024	15.04	.27	3.27	3.54	(.27 )	(.01 )	(.28 )	18.30	23.63	136	1.08	1.08	1.42	1.55
10/31/2023	15.17	.22	.44	.66	(.21 )	(.58 )	(.79 )	15.04	4.40	120	1.08	1.08	1.42	1.42
10/31/2022	18.81	.15	(2.97)	(2.82)	(.16 )	(.66 )	(.82 )	15.17	(15.67)	123	1.07	1.07	1.40	.90
10/31/2021	15.47	.12	3.54	3.66	(.18 )	(.14 )	(.32 )	18.81	23.84	148	1.08	1.08	1.40	.69
Class R-2E:
10/31/2025	18.43	.32	2.32	2.64	(.32 )	(.25 )	(.57 )	20.50	14.69	9.81		.81	1.15	1.71
10/31/2024	15.15	.32	3.28	3.60	(.31 )	(.01 )	(.32 )	18.43	23.88	8.81		.81	1.15	1.87
10/31/2023	15.27	.26	.45	.71	(.25 )	(.58 )	(.83 )	15.15	4.75	9.81		.81	1.15	1.66
10/31/2022	18.93	.20	(3.00)	(2.80)	(.20 )	(.66 )	(.86 )	15.27	(15.49)	9.81		.81	1.14	1.15
10/31/2021	15.56	.18	3.55	3.73	(.22 )	(.14 )	(.36 )	18.93	24.21	12.81		.81	1.13	.98
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	66

Financial highlights (continued)
Moderate Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$18.39	$.35	$2.31	$2.66	$(.35 )	$(.25 )	$(.60 )	$20.45	14.85%	$169	.64%	.64%	.98%	1.87%
10/31/2024	15.11	.35	3.28	3.63	(.34 )	(.01 )	(.35 )	18.39	24.17	152.65		.65	.99	1.99
10/31/2023	15.24	.29	.43	.72	(.27 )	(.58 )	(.85 )	15.11	4.83	133.65		.65	.99	1.84
10/31/2022	18.89	.22	(2.98)	(2.76)	(.23 )	(.66 )	(.89 )	15.24	(15.30)	129.65		.65	.98	1.31
10/31/2021	15.53	.20	3.55	3.75	(.25 )	(.14 )	(.39 )	18.89	24.40	171.65		.65	.97	1.12
Class R-4:
10/31/2025	18.45	.42	2.31	2.73	(.41 )	(.25 )	(.66 )	20.52	15.20	92.34		.34	.68	2.19
10/31/2024	15.16	.39	3.31	3.70	(.40 )	(.01 )	(.41 )	18.45	24.53	89.34		.34	.68	2.23
10/31/2023	15.28	.34	.44	.78	(.32 )	(.58 )	(.90 )	15.16	5.20	68.35		.35	.69	2.14
10/31/2022	18.94	.27	(2.99)	(2.72)	(.28 )	(.66 )	(.94 )	15.28	(15.06)	70.35		.35	.68	1.60
10/31/2021	15.57	.25	3.56	3.81	(.30 )	(.14 )	(.44 )	18.94	24.75	105.35		.35	.67	1.41
Class R-5E:
10/31/2025	18.46	.45	2.32	2.77	(.45 )	(.25 )	(.70 )	20.53	15.40	37.15		.15	.49	2.38
10/31/2024	15.17	.42	3.31	3.73	(.43 )	(.01 )	(.44 )	18.46	24.75	33.15		.15	.49	2.42
10/31/2023	15.29	.36	.45	.81	(.35 )	(.58 )	(.93 )	15.17	5.41	23.15		.15	.49	2.32
10/31/2022	18.96	.30	(2.99)	(2.69)	(.32 )	(.66 )	(.98 )	15.29	(14.91)	18.16		.16	.49	1.80
10/31/2021	15.58	.29	3.57	3.86	(.34 )	(.14 )	(.48 )	18.96	25.04	17.16		.16	.48	1.62
Class R-5:
10/31/2025	18.49	.45	2.35	2.80	(.46 )	(.25 )	(.71 )	20.58	15.59	45.06		.06	.40	2.38
10/31/2024	15.20	.45	3.29	3.74	(.44 )	(.01 )	(.45 )	18.49	24.81	31.06		.06	.40	2.58
10/31/2023	15.32	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.20	5.50	27.06		.06	.40	2.45
10/31/2022	18.99	.32	(2.99)	(2.67)	(.34 )	(.66 )	(1.00)	15.32	(14.80)	27.06		.06	.39	1.91
10/31/2021	15.61	.31	3.56	3.87	(.35 )	(.14 )	(.49 )	18.99	25.11	29.06		.06	.38	1.71
Class R-6:
10/31/2025	18.49	.47	2.33	2.80	(.47 )	(.25 )	(.72 )	20.57	15.60	803.01		.01	.35	2.48
10/31/2024	15.19	.45	3.31	3.76	(.45 )	(.01 )	(.46 )	18.49	24.95	648.01		.01	.35	2.58
10/31/2023	15.31	.39	.44	.83	(.37 )	(.58 )	(.95 )	15.19	5.55	508.01		.01	.35	2.46
10/31/2022	18.99	.33	(3.01)	(2.68)	(.34 )	(.66 )	(1.00)	15.31	(14.82)	483.01		.01	.34	1.95
10/31/2021	15.61	.32	3.56	3.88	(.36 )	(.14 )	(.50 )	18.99	25.17	546.01		.01	.33	1.75
Refer to the end of the table(s) for footnote(s).

67	American Funds Portfolio Series

Financial highlights (continued)
Conservative Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$13.51	$.52	$1.02	$1.54	$(.52 )	$(.17 )	$(.69 )	$14.36	11.80%	$6,345	.32%	.32%	.62%	3.82%
10/31/2024	11.73	.52	1.89	2.41	(.52 )	(.11 )	(.63 )	13.51	20.89	5,695.31		.31	.60	3.98
10/31/2023	12.03	.47	(.12 )	.35	(.47 )	(.18 )	(.65 )	11.73	2.81	4,953.32		.32	.60	3.86
10/31/2022	14.00	.40	(1.72)	(1.32)	(.40 )	(.25 )	(.65 )	12.03	(9.81)	4,994.33		.33	.62	3.05
10/31/2021	12.24	.36	2.08	2.44	(.41 )	(.27 )	(.68 )	14.00	20.36	5,267.33		.33	.60	2.68
Class C:
10/31/2025	13.42	.42	1.02	1.44	(.42 )	(.17 )	(.59 )	14.27	11.06	466	1.05	1.05	1.35	3.10
10/31/2024	11.66	.42	1.87	2.29	(.42 )	(.11 )	(.53 )	13.42	19.92	465	1.05	1.05	1.34	3.26
10/31/2023	11.96	.38	(.13 )	.25	(.37 )	(.18 )	(.55 )	11.66	2.04	478	1.06	1.06	1.34	3.12
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30 )	(.25 )	(.55 )	11.96	(10.40)	581	1.05	1.05	1.34	2.33
10/31/2021	12.17	.27	2.05	2.32	(.31 )	(.27 )	(.58 )	13.91	19.44	717	1.05	1.05	1.32	1.97
Class T:
10/31/2025	13.51	.56	1.03	1.59	(.56 )	(.17 )	(.73 )	14.37	12.17 [7]	— [8]	.04 [7]	.04 [7]	.34 [7]	4.11 [7]
10/31/2024	11.73	.55	1.89	2.44	(.55 )	(.11 )	(.66 )	13.51	21.19 [7]	— [8]	.05 [7]	.05 [7]	.34 [7]	4.24 [7]
10/31/2023	12.04	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.73	2.99 [7]	— [8]	.05 [7]	.05 [7]	.33 [7]	4.13 [7]
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44 )	(.25 )	(.69 )	12.04	(9.47)[7]	— [8]	.05 [7]	.05 [7]	.34 [7]	3.34 [7]
10/31/2021	12.25	.41	2.06	2.47	(.45 )	(.27 )	(.72 )	14.00	20.60 [7]	— [8]	.04 [7]	.04 [7]	.31 [7]	3.00 [7]
Class F-1:
10/31/2025	13.52	.51	1.04	1.55	(.52 )	(.17 )	(.69 )	14.38	11.83	166.36		.36	.66	3.72
10/31/2024	11.74	.50	1.90	2.40	(.51 )	(.11 )	(.62 )	13.52	20.80	103.37		.37	.66	3.88
10/31/2023	12.04	.47	(.13 )	.34	(.46 )	(.18 )	(.64 )	11.74	2.75	77.37		.37	.65	3.80
10/31/2022	14.01	.39	(1.72)	(1.33)	(.39 )	(.25 )	(.64 )	12.04	(9.83)	75.37		.37	.66	3.02
10/31/2021	12.25	.36	2.07	2.43	(.40 )	(.27 )	(.67 )	14.01	20.28	82.37		.37	.64	2.70
Class F-2:
10/31/2025	13.53	.55	1.03	1.58	(.55 )	(.17 )	(.72 )	14.39	12.09	956.11		.11	.41	4.00
10/31/2024	11.75	.54	1.89	2.43	(.54 )	(.11 )	(.65 )	13.53	21.09	699.11		.11	.40	4.17
10/31/2023	12.05	.50	(.13 )	.37	(.49 )	(.18 )	(.67 )	11.75	3.02	573.11		.11	.39	4.07
10/31/2022	14.02	.43	(1.72)	(1.29)	(.43 )	(.25 )	(.68 )	12.05	(9.59)	574.11		.11	.40	3.27
10/31/2021	12.26	.39	2.08	2.47	(.44 )	(.27 )	(.71 )	14.02	20.58	546.11		.11	.38	2.90
Class F-3:
10/31/2025	13.51	.57	1.02	1.59	(.56 )	(.17 )	(.73 )	14.37	12.22	184.01		.01	.31	4.12
10/31/2024	11.73	.55	1.90	2.45	(.56 )	(.11 )	(.67 )	13.51	21.24	149.01		.01	.30	4.26
10/31/2023	12.04	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.73	3.04	102.01		.01	.29	4.17
10/31/2022	14.00	.44	(1.71)	(1.27)	(.44 )	(.25 )	(.69 )	12.04	(9.44)	106.01		.01	.30	3.35
10/31/2021	12.25	.40	2.07	2.47	(.45 )	(.27 )	(.72 )	14.00	20.64	99.01		.01	.28	2.98
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	68

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$13.50	$.52	$1.02	$1.54	$(.52 )	$(.17 )	$(.69 )	$14.35	11.79%	$378	.33%	.33%	.63%	3.80%
10/31/2024	11.72	.51	1.89	2.40	(.51 )	(.11 )	(.62 )	13.50	20.86	340.35		.35	.64	3.92
10/31/2023	12.03	.47	(.14 )	.33	(.46 )	(.18 )	(.64 )	11.72	2.69	270.36		.36	.64	3.82
10/31/2022	13.99	.40	(1.71)	(1.31)	(.40 )	(.25 )	(.65 )	12.03	(9.75)	267.34		.34	.63	3.03
10/31/2021	12.24	.36	2.06	2.42	(.40 )	(.27 )	(.67 )	13.99	20.25	289.35		.35	.62	2.66
Class 529-C:
10/31/2025	13.44	.42	1.02	1.44	(.41 )	(.17 )	(.58 )	14.30	11.06	24	1.10	1.10	1.40	3.05
10/31/2024	11.68	.41	1.87	2.28	(.41 )	(.11 )	(.52 )	13.44	19.84	24	1.10	1.10	1.39	3.19
10/31/2023	11.98	.38	(.13 )	.25	(.37 )	(.18 )	(.55 )	11.68	1.99	23	1.11	1.11	1.39	3.07
10/31/2022	13.93	.30	(1.71)	(1.41)	(.29 )	(.25 )	(.54 )	11.98	(10.44)	26	1.11	1.11	1.40	2.27
10/31/2021	12.19	.26	2.05	2.31	(.30 )	(.27 )	(.57 )	13.93	19.35	34	1.10	1.10	1.37	1.92
Class 529-E:
10/31/2025	13.49	.49	1.02	1.51	(.48 )	(.17 )	(.65 )	14.35	11.58	9.58		.58	.88	3.55
10/31/2024	11.72	.48	1.88	2.36	(.48 )	(.11 )	(.59 )	13.49	20.48	8.59		.59	.88	3.69
10/31/2023	12.02	.44	(.13 )	.31	(.43 )	(.18 )	(.61 )	11.72	2.52	8.59		.59	.87	3.57
10/31/2022	13.98	.37	(1.72)	(1.35)	(.36 )	(.25 )	(.61 )	12.02	(9.99)	9.59		.59	.88	2.80
10/31/2021	12.23	.33	2.07	2.40	(.38 )	(.27 )	(.65 )	13.98	20.01	10.58		.58	.85	2.42
Class 529-T:
10/31/2025	13.51	.55	1.03	1.58	(.55 )	(.17 )	(.72 )	14.37	12.12 [7]	— [8]	.09 [7]	.09 [7]	.39 [7]	4.04 [7]
10/31/2024	11.73	.54	1.90	2.44	(.55 )	(.11 )	(.66 )	13.51	21.14 [7]	— [8]	.10 [7]	.10 [7]	.39 [7]	4.18 [7]
10/31/2023	12.04	.50	(.14 )	.36	(.49 )	(.18 )	(.67 )	11.73	2.95 [7]	— [8]	.10 [7]	.10 [7]	.38 [7]	4.07 [7]
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.04	(9.51)[7]	— [8]	.09 [7]	.09 [7]	.38 [7]	3.29 [7]
10/31/2021	12.25	.39	2.07	2.46	(.44 )	(.27 )	(.71 )	14.00	20.52 [7]	— [8]	.11 [7]	.11 [7]	.38 [7]	2.92 [7]
Class 529-F-1:
10/31/2025	13.51	.55	1.03	1.58	(.54 )	(.17 )	(.71 )	14.38	12.12 [7]	— [8]	.17 [7]	.17 [7]	.47 [7]	3.97 [7]
10/31/2024	11.74	.53	1.88	2.41	(.53 )	(.11 )	(.64 )	13.51	20.93 [7]	— [8]	.18 [7]	.18 [7]	.47 [7]	4.10 [7]
10/31/2023	12.04	.49	(.13 )	.36	(.48 )	(.18 )	(.66 )	11.74	2.94 [7]	— [8]	.18 [7]	.18 [7]	.46 [7]	3.99 [7]
10/31/2022	14.00	.42	(1.71)	(1.29)	(.42 )	(.25 )	(.67 )	12.04	(9.60)[7]	— [8]	.18 [7]	.18 [7]	.47 [7]	3.20 [7]
10/31/2021	12.25	.38	2.07	2.45	(.43 )	(.27 )	(.70 )	14.00	20.47 [7]	— [8]	.16 [7]	.16 [7]	.43 [7]	2.84 [7]
Class 529-F-2:
10/31/2025	13.50	.55	1.03	1.58	(.55 )	(.17 )	(.72 )	14.36	12.12	73.10		.10	.40	4.03
10/31/2024	11.73	.54	1.88	2.42	(.54 )	(.11 )	(.65 )	13.50	21.04	64.11		.11	.40	4.16
10/31/2023	12.03	.50	(.13 )	.37	(.49 )	(.18 )	(.67 )	11.73	3.04	50.10		.10	.38	4.07
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.03	(9.54)	47.11		.11	.40	3.27
10/31/2021	12.24	.39	2.06	2.45	(.43 )	(.27 )	(.70 )	13.99	20.51	52.13		.13	.40	2.87
Refer to the end of the table(s) for footnote(s).

69	American Funds Portfolio Series

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2025	$13.50	$.56	$1.03	$1.59	$(.56 )	$(.17 )	$(.73 )	$14.36	12.17%	$— [8]	.06%	.06%	.36%	4.07%
10/31/2024	11.73	.55	1.88	2.43	(.55 )	(.11 )	(.66 )	13.50	21.09	— [8]	.07	.07	.36	4.21
10/31/2023	12.03	.50	(.12 )	.38	(.50 )	(.18 )	(.68 )	11.73	3.06	— [8]	.07	.07	.35	4.10
10/31/2022	13.99	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.03	(9.50)	— [8]	.07	.07	.36	3.31
10/31/2021	12.24	.40	2.06	2.46	(.44 )	(.27 )	(.71 )	13.99	20.58	— [8]	.12	.07	.34	2.95
Class ABLE-A:
10/31/2025	13.51	.53	1.04	1.57	(.53 )	(.17 )	(.70 )	14.38	11.99	7.29		.23	.53	3.86
10/31/2024	11.73	.52	1.89	2.41	(.52 )	(.11 )	(.63 )	13.51	20.91	5.29		.24	.53	4.00
10/31/2023	12.02	.48	(.12 )	.36	(.47 )	(.18 )	(.65 )	11.73	2.93	4.30		.24	.52	3.89
10/31/2022	13.99	.41	(1.72)	(1.31)	(.41 )	(.25 )	(.66 )	12.02	(9.77)	3.29		.23	.52	3.14
10/31/2021	12.23	.38	2.07	2.45	(.42 )	(.27 )	(.69 )	13.99	20.53	2.21		.15	.42	2.80
Class ABLE-F-2:
10/31/2025	13.53	.56	1.03	1.59	(.55 )	(.17 )	(.72 )	14.40	12.20	— [8]	.08	.03	.33	4.09
10/31/2024	11.74	.54	1.91	2.45	(.55 )	(.11 )	(.66 )	13.53	21.23	— [8]	.08	.03	.32	4.16
10/31/2023	12.04	.51	(.14 )	.37	(.49 )	(.18 )	(.67 )	11.74	3.05	— [8]	.09	.03	.31	4.12
10/31/2022	14.00	.43	(1.71)	(1.28)	(.43 )	(.25 )	(.68 )	12.04	(9.49)	— [8]	.08	.03	.32	3.42
10/31/2021	12.24	.40	2.07	2.47	(.44 )	(.27 )	(.71 )	14.00	20.68	— [8]	.08	.02	.29	2.91
Class R-1:
10/31/2025	13.42	.42	1.02	1.44	(.42 )	(.17 )	(.59 )	14.27	11.07	4	1.07	1.07	1.37	3.05
10/31/2024	11.66	.42	1.87	2.29	(.42 )	(.11 )	(.53 )	13.42	19.95	3	1.07	1.07	1.36	3.26
10/31/2023	11.97	.38	(.13 )	.25	(.38 )	(.18 )	(.56 )	11.66	1.97	2	1.07	1.07	1.35	3.09
10/31/2022	13.93	.30	(1.71)	(1.41)	(.30 )	(.25 )	(.55 )	11.97	(10.45)	2	1.06	1.06	1.35	2.34
10/31/2021	12.18	.26	2.07	2.33	(.31 )	(.27 )	(.58 )	13.93	19.47	2	1.09	1.09	1.36	1.97
Class R-2:
10/31/2025	13.41	.42	1.02	1.44	(.42 )	(.17 )	(.59 )	14.26	11.04	49	1.09	1.09	1.39	3.05
10/31/2024	11.65	.41	1.88	2.29	(.42 )	(.11 )	(.53 )	13.41	19.92	44	1.09	1.09	1.38	3.22
10/31/2023	11.96	.38	(.14 )	.24	(.37 )	(.18 )	(.55 )	11.65	1.95	40	1.09	1.09	1.37	3.07
10/31/2022	13.91	.30	(1.70)	(1.40)	(.30 )	(.25 )	(.55 )	11.96	(10.44)	39	1.08	1.08	1.37	2.31
10/31/2021	12.17	.26	2.06	2.32	(.31 )	(.27 )	(.58 )	13.91	19.43	49	1.07	1.07	1.34	1.97
Class R-2E:
10/31/2025	13.50	.45	1.03	1.48	(.46 )	(.17 )	(.63 )	14.35	11.32	3.79		.79	1.09	3.27
10/31/2024	11.72	.47	1.87	2.34	(.45 )	(.11 )	(.56 )	13.50	20.27	2.81		.81	1.10	3.60
10/31/2023	12.04	.41	(.13 )	.28	(.42 )	(.18 )	(.60 )	11.72	2.24	2.80		.80	1.08	3.35
10/31/2022	14.00	.34	(1.72)	(1.38)	(.33 )	(.25 )	(.58 )	12.04	(10.18)	1.78		.78	1.07	2.56
10/31/2021	12.25	.30	2.07	2.37	(.35 )	(.27 )	(.62 )	14.00	19.76	1.82		.80	1.07	2.20
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	70

Financial highlights (continued)
Conservative Growth and Income Portfolio  (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$13.47	$.48	$1.02	$1.50	$(.48 )	$(.17 )	$(.65 )	$14.32	11.50%	$63	.64%	.64%	.94%	3.48%
10/31/2024	11.70	.47	1.89	2.36	(.48 )	(.11 )	(.59 )	13.47	20.47	46.63		.63	.92	3.65
10/31/2023	12.01	.43	(.13 )	.30	(.43 )	(.18 )	(.61 )	11.70	2.40	40.64		.64	.92	3.55
10/31/2022	13.97	.36	(1.71)	(1.35)	(.36 )	(.25 )	(.61 )	12.01	(10.03)	42.63		.63	.92	2.74
10/31/2021	12.22	.32	2.07	2.39	(.37 )	(.27 )	(.64 )	13.97	19.95	43.63		.63	.90	2.39
Class R-4:
10/31/2025	13.51	.52	1.03	1.55	(.52 )	(.17 )	(.69 )	14.37	11.85	34.34		.34	.64	3.81
10/31/2024	11.74	.51	1.88	2.39	(.51 )	(.11 )	(.62 )	13.51	20.75	34.34		.34	.63	3.96
10/31/2023	12.04	.47	(.13 )	.34	(.46 )	(.18 )	(.64 )	11.74	2.78	31.34		.34	.62	3.81
10/31/2022	14.00	.40	(1.71)	(1.31)	(.40 )	(.25 )	(.65 )	12.04	(9.74)	31.34		.34	.63	3.04
10/31/2021	12.25	.37	2.05	2.42	(.40 )	(.27 )	(.67 )	14.00	20.23	35.35		.35	.62	2.74
Class R-5E:
10/31/2025	13.49	.53	1.04	1.57	(.54 )	(.17 )	(.71 )	14.35	12.07	13.16		.16	.46	3.89
10/31/2024	11.72	.53	1.89	2.42	(.54 )	(.11 )	(.65 )	13.49	21.01	9.14		.14	.43	4.13
10/31/2023	12.02	.49	(.12 )	.37	(.49 )	(.18 )	(.67 )	11.72	2.99	8.14		.14	.42	4.00
10/31/2022	13.99	.42	(1.72)	(1.30)	(.42 )	(.25 )	(.67 )	12.02	(9.65)	7.16		.16	.45	3.25
10/31/2021	12.23	.41	2.05	2.46	(.43 )	(.27 )	(.70 )	13.99	20.56	5.17		.17	.44	3.02
Class R-5:
10/31/2025	13.55	.55	1.04	1.59	(.56 )	(.17 )	(.73 )	14.41	12.13	19.06		.06	.36	4.01
10/31/2024	11.76	.54	1.91	2.45	(.55 )	(.11 )	(.66 )	13.55	21.22	12.06		.06	.35	4.16
10/31/2023	12.07	.51	(.14 )	.37	(.50 )	(.18 )	(.68 )	11.76	2.98	8.06		.06	.34	4.12
10/31/2022	14.03	.44	(1.72)	(1.28)	(.43 )	(.25 )	(.68 )	12.07	(9.46)	10.06		.06	.35	3.33
10/31/2021	12.27	.40	2.07	2.47	(.44 )	(.27 )	(.71 )	14.03	20.62	8.06		.06	.33	2.96
Class R-6:
10/31/2025	13.54	.56	1.04	1.60	(.56 )	(.17 )	(.73 )	14.41	12.26	220.01		.01	.31	4.09
10/31/2024	11.76	.55	1.90	2.45	(.56 )	(.11 )	(.67 )	13.54	21.19	155.01		.01	.30	4.25
10/31/2023	12.06	.51	(.13 )	.38	(.50 )	(.18 )	(.68 )	11.76	3.12	113.01		.01	.29	4.13
10/31/2022	14.03	.44	(1.72)	(1.28)	(.44 )	(.25 )	(.69 )	12.06	(9.49)	82.01		.01	.30	3.36
10/31/2021	12.27	.41	2.07	2.48	(.45 )	(.27 )	(.72 )	14.03	20.68	83.01		.01	.28	3.00
Refer to the end of the table(s) for footnote(s).

71	American Funds Portfolio Series

Financial highlights (continued)
Tax-Aware Conservative Growth and Income Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$16.28	$.40	$1.46	$1.86	$(.38 )	$(.42 )	$(.80 )	$17.34	11.96%	$4,437	.33%	.66%	2.46%
10/31/2024	13.84	.39	2.68	3.07	(.36 )	(.27 )	(.63 )	16.28	22.59	3,854.32		.64	2.50
10/31/2023	13.80	.36	.32	.68	(.35 )	(.29 )	(.64 )	13.84	4.92	3,127.34		.64	2.48
10/31/2022	16.11	.31	(2.20)	(1.89)	(.32 )	(.10 )	(.42 )	13.80	(11.98)	3,127.34		.63	2.04
10/31/2021	13.80	.28	2.40	2.68	(.29 )	(.08 )	(.37 )	16.11	19.58	3,309.34		.64	1.83
Class C:
10/31/2025	16.15	.28	1.46	1.74	(.27 )	(.42 )	(.69 )	17.20	11.20	315	1.03	1.36	1.75
10/31/2024	13.73	.28	2.66	2.94	(.25 )	(.27 )	(.52 )	16.15	21.74	315	1.04	1.36	1.79
10/31/2023	13.70	.25	.32	.57	(.25 )	(.29 )	(.54 )	13.73	4.13	301	1.04	1.34	1.79
10/31/2022	15.99	.20	(2.18)	(1.98)	(.21 )	(.10 )	(.31 )	13.70	(12.58)	342	1.04	1.33	1.33
10/31/2021	13.70	.17	2.38	2.55	(.18 )	(.08 )	(.26 )	15.99	18.76	414	1.04	1.34	1.13
Class T:
10/31/2025	16.29	.45	1.46	1.91	(.43 )	(.42 )	(.85 )	17.35	12.28 [7]	— [8]	.03 [7]	.36 [7]	2.76 [7]
10/31/2024	13.84	.44	2.69	3.13	(.41 )	(.27 )	(.68 )	16.29	23.02 [7]	— [8]	.03 [7]	.35 [7]	2.80 [7]
10/31/2023	13.81	.41	.31	.72	(.40 )	(.29 )	(.69 )	13.84	5.18 [7]	— [8]	.01 [7]	.31 [7]	2.82 [7]
10/31/2022	16.11	.35	(2.19)	(1.84)	(.36 )	(.10 )	(.46 )	13.81	(11.65)[7]	— [8]	.04 [7]	.33 [7]	2.33 [7]
10/31/2021	13.80	.33	2.39	2.72	(.33 )	(.08 )	(.41 )	16.11	19.93 [7]	— [8]	.04 [7]	.34 [7]	2.14 [7]
Class F-1:
10/31/2025	16.28	.39	1.47	1.86	(.38 )	(.42 )	(.80 )	17.34	11.91	323.37		.70	2.42
10/31/2024	13.83	.38	2.69	3.07	(.35 )	(.27 )	(.62 )	16.28	22.61	282.38		.70	2.45
10/31/2023	13.80	.35	.32	.67	(.35 )	(.29 )	(.64 )	13.83	4.80	233.38		.68	2.45
10/31/2022	16.11	.30	(2.20)	(1.90)	(.31 )	(.10 )	(.41 )	13.80	(12.02)	241.39		.68	1.98
10/31/2021	13.80	.28	2.39	2.67	(.28 )	(.08 )	(.36 )	16.11	19.53	286.38		.68	1.79
Class F-2:
10/31/2025	16.32	.44	1.46	1.90	(.42 )	(.42 )	(.84 )	17.38	12.17	733.12		.45	2.67
10/31/2024	13.86	.42	2.71	3.13	(.40 )	(.27 )	(.67 )	16.32	22.95	600.11		.43	2.71
10/31/2023	13.83	.39	.32	.71	(.39 )	(.29 )	(.68 )	13.86	5.07	459.12		.42	2.70
10/31/2022	16.14	.34	(2.20)	(1.86)	(.35 )	(.10 )	(.45 )	13.83	(11.76)	439.12		.41	2.26
10/31/2021	13.82	.32	2.40	2.72	(.32 )	(.08 )	(.40 )	16.14	19.89	450.11		.41	2.05
Class F-3:
10/31/2025	16.30	.45	1.47	1.92	(.44 )	(.42 )	(.86 )	17.36	12.30	214.01		.34	2.77
10/31/2024	13.85	.44	2.69	3.13	(.41 )	(.27 )	(.68 )	16.30	23.02	162.01		.33	2.82
10/31/2023	13.82	.40	.32	.72	(.40 )	(.29 )	(.69 )	13.85	5.18	120.01		.31	2.81
10/31/2022	16.13	.36	(2.20)	(1.84)	(.37 )	(.10 )	(.47 )	13.82	(11.67)	115.01		.30	2.37
10/31/2021	13.81	.34	2.40	2.74	(.34 )	(.08 )	(.42 )	16.13	20.02	98.01		.31	2.15
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	72

Financial highlights (continued)
Preservation Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$9.42	$.37	$.13	$.50	$(.38 )	$—	$(.38 )	$9.54	5.36%	$1,255	.39%	.39%	.66%	3.94%
10/31/2024	9.16	.37	.26	.63	(.37 )	—	(.37 )	9.42	6.98	1,265.39		.39	.66	3.94
10/31/2023	9.28	.30	(.12 )	.18	(.30 )	—	(.30 )	9.16	1.95	1,385.39		.39	.66	3.26
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.49)	1,666.37		.37	.63	1.57
10/31/2021	10.40	.06	(.06 )	— [6]	(.19 )	(.01 )	(.20 )	10.20	(.07 )	1,906.38		.38	.63	.62
Class C:
10/31/2025	9.40	.31	.12	.43	(.31 )	—	(.31 )	9.52	4.63	43	1.09	1.09	1.36	3.24
10/31/2024	9.14	.30	.26	.56	(.30 )	—	(.30 )	9.40	6.24	52	1.09	1.09	1.36	3.24
10/31/2023	9.26	.24	(.12 )	.12	(.24 )	—	(.24 )	9.14	1.23	73	1.08	1.08	1.35	2.55
10/31/2022	10.18	.08	(.90 )	(.82 )	(.09 )	(.01 )	(.10 )	9.26	(8.12)	104	1.07	1.07	1.33	.85
10/31/2021	10.38	(.01 )	(.06 )	(.07 )	(.12 )	(.01 )	(.13 )	10.18	(.70 )	143	1.08	1.08	1.33	(.09 )
Class T:
10/31/2025	9.42	.40	.13	.53	(.40 )	—	(.40 )	9.55	5.79 [7]	— [8]	.08 [7]	.08 [7]	.35 [7]	4.25 [7]
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.21 [7]	— [8]	.08 [7]	.08 [7]	.35 [7]	4.25 [7]
10/31/2023	9.29	.34	(.13 )	.21	(.33 )	—	(.33 )	9.17	2.31 [7]	— [8]	.03 [7]	.03 [7]	.30 [7]	3.63 [7]
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.12)[7]	— [8]	.07 [7]	.07 [7]	.33 [7]	1.87 [7]
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.22 [7]	— [8]	.09 [7]	.09 [7]	.34 [7]	.91 [7]
Class F-1:
10/31/2025	9.42	.37	.13	.50	(.37 )	—	(.37 )	9.55	5.46	16.39		.39	.66	3.94
10/31/2024	9.17	.37	.25	.62	(.37 )	—	(.37 )	9.42	6.86	17.39		.39	.66	3.94
10/31/2023	9.28	.30	(.11 )	.19	(.30 )	—	(.30 )	9.17	2.05	22.38		.38	.65	3.25
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.51)	32.38		.38	.64	1.54
10/31/2021	10.40	.06	(.07 )	(.01 )	(.18 )	(.01 )	(.19 )	10.20	(.09 )	53.39		.39	.64	.60
Class F-2:
10/31/2025	9.42	.40	.13	.53	(.40 )	—	(.40 )	9.55	5.77	155.10		.10	.37	4.22
10/31/2024	9.16	.40	.26	.66	(.40 )	—	(.40 )	9.42	7.28	156.11		.11	.38	4.22
10/31/2023	9.28	.33	(.12 )	.21	(.33 )	—	(.33 )	9.16	2.22	181.12		.12	.39	3.50
10/31/2022	10.20	.18	(.92 )	(.74 )	(.17 )	(.01 )	(.18 )	9.28	(7.27)	314.12		.12	.38	1.81
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.18	422.13		.13	.38	.87
Class F-3:
10/31/2025	9.42	.41	.12	.53	(.41 )	—	(.41 )	9.54	5.76	45.01		.01	.28	4.32
10/31/2024	9.16	.41	.26	.67	(.41 )	—	(.41 )	9.42	7.39	46.01		.01	.28	4.33
10/31/2023	9.28	.34	(.12 )	.22	(.34 )	—	(.34 )	9.16	2.34	60.01		.01	.28	3.64
10/31/2022	10.20	.19	(.91 )	(.72 )	(.19 )	(.01 )	(.20 )	9.28	(7.16)	64.01		.01	.27	1.93
10/31/2021	10.40	.10	(.07 )	.03	(.22 )	(.01 )	(.23 )	10.20	.29	74.02		.02	.27	1.01
Refer to the end of the table(s) for footnote(s).

73	American Funds Portfolio Series

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$9.41	$.38	$.13	$.51	$(.38 )	$—	$(.38 )	$9.54	5.50%	$185	.37%	.37%	.64%	3.96%
10/31/2024	9.16	.37	.25	.62	(.37 )	—	(.37 )	9.41	6.89	174.38		.38	.65	3.96
10/31/2023	9.28	.31	(.13 )	.18	(.30 )	—	(.30 )	9.16	1.96	167.38		.38	.65	3.27
10/31/2022	10.20	.15	(.91 )	(.76 )	(.15 )	(.01 )	(.16 )	9.28	(7.49)	181.37		.37	.63	1.57
10/31/2021	10.39	.06	(.05 )	.01	(.19 )	(.01 )	(.20 )	10.20	.03	214.37		.37	.62	.63
Class 529-C:
10/31/2025	9.39	.30	.14	.44	(.31 )	—	(.31 )	9.52	4.71	9	1.13	1.13	1.40	3.19
10/31/2024	9.14	.30	.25	.55	(.30 )	—	(.30 )	9.39	6.10	8	1.12	1.12	1.39	3.21
10/31/2023	9.26	.23	(.12 )	.11	(.23 )	—	(.23 )	9.14	1.18	9	1.14	1.14	1.41	2.50
10/31/2022	10.18	.08	(.91 )	(.83 )	(.08 )	(.01 )	(.09 )	9.26	(8.17)	12	1.13	1.13	1.39	.81
10/31/2021	10.39	(.01 )	(.07 )	(.08 )	(.12 )	(.01 )	(.13 )	10.18	(.82 )	17	1.13	1.13	1.38	(.13 )
Class 529-E:
10/31/2025	9.41	.35	.14	.49	(.36 )	—	(.36 )	9.54	5.26	5.60		.60	.87	3.73
10/31/2024	9.16	.35	.25	.60	(.35 )	—	(.35 )	9.41	6.66	4.60		.60	.87	3.74
10/31/2023	9.28	.28	(.12 )	.16	(.28 )	—	(.28 )	9.16	1.73	4.60		.60	.87	3.05
10/31/2022	10.19	.13	(.90 )	(.77 )	(.13 )	(.01 )	(.14 )	9.28	(7.61)	5.59		.59	.85	1.34
10/31/2021	10.39	.04	(.07 )	(.03 )	(.16 )	(.01 )	(.17 )	10.19	(.30 )	7.60		.60	.85	.40
Class 529-T:
10/31/2025	9.42	.40	.13	.53	(.40 )	—	(.40 )	9.55	5.73 [7]	— [8]	.14 [7]	.14 [7]	.41 [7]	4.18 [7]
10/31/2024	9.17	.39	.25	.64	(.39 )	—	(.39 )	9.42	7.13 [7]	— [8]	.15 [7]	.15 [7]	.42 [7]	4.19 [7]
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.24 [7]	— [8]	.10 [7]	.10 [7]	.37 [7]	3.55 [7]
10/31/2022	10.20	.18	(.91 )	(.73 )	(.17 )	(.01 )	(.18 )	9.29	(7.19)[7]	— [8]	.14 [7]	.14 [7]	.40 [7]	1.80 [7]
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.16 [7]	— [8]	.15 [7]	.15 [7]	.40 [7]	.85 [7]
Class 529-F-1:
10/31/2025	9.42	.39	.12	.51	(.39 )	—	(.39 )	9.54	5.55 [7]	— [8]	.21 [7]	.21 [7]	.48 [7]	4.12 [7]
10/31/2024	9.16	.39	.26	.65	(.39 )	—	(.39 )	9.42	7.19 [7]	— [8]	.21 [7]	.21 [7]	.48 [7]	4.13 [7]
10/31/2023	9.28	.32	(.12 )	.20	(.32 )	—	(.32 )	9.16	2.13 [7]	— [8]	.21 [7]	.21 [7]	.48 [7]	3.45 [7]
10/31/2022	10.20	.17	(.91 )	(.74 )	(.17 )	(.01 )	(.18 )	9.28	(7.33)[7]	— [8]	.19 [7]	.19 [7]	.45 [7]	1.75 [7]
10/31/2021	10.40	.08	(.06 )	.02	(.21 )	(.01 )	(.22 )	10.20	.13 [7]	— [8]	.19 [7]	.19 [7]	.44 [7]	.81 [7]
Class 529-F-2:
10/31/2025	9.42	.40	.13	.53	(.40 )	—	(.40 )	9.55	5.76	62.12		.12	.39	4.21
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.17	52.11		.11	.38	4.23
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.25	42.10		.10	.37	3.56
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.16)	39.11		.11	.37	1.83
10/31/2021	10.40	.09	(.07 )	.02	(.21 )	(.01 )	(.22 )	10.20	.17	44.14		.14	.39	.86
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	74

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-F-3:
10/31/2025	$9.42	$.40	$.13	$.53	$(.40 )	$—	$(.40 )	$9.55	5.80%	$— [8]	.08%	.08%	.35%	4.25%
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.21	— [8]	.08	.08	.35	4.26
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.26	— [8]	.09	.09	.36	3.57
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.13)	— [8]	.08	.08	.34	1.86
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.22	— [8]	.15	.09	.34	.90
Class ABLE-A:
10/31/2025	9.44	.39	.12	.51	(.38 )	—	(.38 )	9.57	5.55	2.30		.24	.51	4.08
10/31/2024	9.18	.38	.26	.64	(.38 )	—	(.38 )	9.44	7.06	1.31		.25	.52	4.09
10/31/2023	9.29	.32	(.12 )	.20	(.31 )	—	(.31 )	9.18	2.14	1.31		.25	.52	3.41
10/31/2022	10.21	.17	(.92 )	(.75 )	(.16 )	(.01 )	(.17 )	9.29	(7.42)	1.30		.25	.51	1.71
10/31/2021	10.40	.08	(.06 )	.02	(.20 )	(.01 )	(.21 )	10.21	.17	1.25		.19	.44	.82
Class ABLE-F-2:
10/31/2025	9.47	.41	.12	.53	(.40 )	—	(.40 )	9.60	5.75	— [8]	.10	.04	.31	4.28
10/31/2024	9.21	.41	.25	.66	(.40 )	—	(.40 )	9.47	7.26	— [8]	.10	.04	.31	4.32
10/31/2023	9.32	.34	(.12 )	.22	(.33 )	—	(.33 )	9.21	2.35	— [8]	.10	.04	.31	3.60
10/31/2022	10.21	.19	(.89 )	(.70 )	(.18 )	(.01 )	(.19 )	9.32	(6.94)	— [8]	.09	.03	.29	1.93
10/31/2021	10.40	.10	(.06 )	.04	(.22 )	(.01 )	(.23 )	10.21	.32	— [8]	.09	.03	.28	.96
Class R-1:
10/31/2025	9.40	.31	.12	.43	(.31 )	—	(.31 )	9.52	4.69	1	1.07	1.07	1.34	3.25
10/31/2024	9.14	.31	.26	.57	(.31 )	—	(.31 )	9.40	6.32	1	1.04	1.04	1.31	3.29
10/31/2023	9.26	.24	(.12 )	.12	(.24 )	—	(.24 )	9.14	1.28	1	1.05	1.05	1.32	2.59
10/31/2022	10.18	.08	(.91 )	(.83 )	(.08 )	(.01 )	(.09 )	9.26	(8.13)	1	1.11	1.11	1.37	.84
10/31/2021	10.39	(.02 )	(.06 )	(.08 )	(.12 )	(.01 )	(.13 )	10.18	(.83 )	1	1.16	1.16	1.41	(.16 )
Class R-2:
10/31/2025	9.37	.31	.12	.43	(.31 )	—	(.31 )	9.49	4.69	17	1.05	1.05	1.32	3.27
10/31/2024	9.12	.30	.26	.56	(.31 )	—	(.31 )	9.37	6.17	18	1.08	1.08	1.35	3.26
10/31/2023	9.24	.24	(.12 )	.12	(.24 )	—	(.24 )	9.12	1.26	19	1.08	1.08	1.35	2.58
10/31/2022	10.16	.08	(.90 )	(.82 )	(.09 )	(.01 )	(.10 )	9.24	(8.13)	18	1.09	1.09	1.35	.86
10/31/2021	10.37	(.01 )	(.07 )	(.08 )	(.12 )	(.01 )	(.13 )	10.16	(.80 )	19	1.12	1.12	1.37	(.12 )
Class R-2E:
10/31/2025	9.43	.33	.12	.45	(.33 )	—	(.33 )	9.55	4.90	— [8]	.82	.82	1.09	3.50
10/31/2024	9.16	.33	.26	.59	(.32 )	—	(.32 )	9.43	6.55	— [8]	.89	.85	1.12	3.47
10/31/2023	9.28	.27	(.13 )	.14	(.26 )	—	(.26 )	9.16	1.49	1.82		.82	1.09	2.86
10/31/2022	10.20	.10	(.90 )	(.80 )	(.11 )	(.01 )	(.12 )	9.28	(7.91)	1.82		.82	1.08	1.06
10/31/2021	10.40	.01	(.06 )	(.05 )	(.14 )	(.01 )	(.15 )	10.20	(.54 )	1.86		.85	1.10	.13
Refer to the end of the table(s) for footnote(s).

75	American Funds Portfolio Series

Financial highlights (continued)
Preservation Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$9.41	$.35	$.12	$.47	$(.35 )	$—	$(.35 )	$9.53	5.10%	$24	.63%	.63%	.90%	3.70%
10/31/2024	9.15	.35	.26	.61	(.35 )	—	(.35 )	9.41	6.74	27.63		.63	.90	3.70
10/31/2023	9.27	.28	(.12 )	.16	(.28 )	—	(.28 )	9.15	1.69	27.64		.64	.91	3.01
10/31/2022	10.19	.13	(.92 )	(.79 )	(.12 )	(.01 )	(.13 )	9.27	(7.74)	29.64		.64	.90	1.31
10/31/2021	10.39	.04	(.07 )	(.03 )	(.16 )	(.01 )	(.17 )	10.19	(.35 )	29.66		.66	.91	.34
Class R-4:
10/31/2025	9.42	.38	.13	.51	(.38 )	—	(.38 )	9.55	5.52	12.35		.35	.62	3.98
10/31/2024	9.17	.37	.26	.63	(.38 )	—	(.38 )	9.42	6.92	11.34		.34	.61	3.99
10/31/2023	9.29	.31	(.12 )	.19	(.31 )	—	(.31 )	9.17	2.00	11.34		.34	.61	3.32
10/31/2022	10.20	.16	(.91 )	(.75 )	(.15 )	(.01 )	(.16 )	9.29	(7.36)	13.33		.33	.59	1.60
10/31/2021	10.40	.07	(.07 )	— [6]	(.19 )	(.01 )	(.20 )	10.20	(.05 )	15.35		.35	.60	.64
Class R-5E:
10/31/2025	9.43	.39	.13	.52	(.40 )	—	(.40 )	9.55	5.59	4.16		.16	.43	4.16
10/31/2024	9.17	.39	.26	.65	(.39 )	—	(.39 )	9.43	7.23	4.16		.16	.43	4.18
10/31/2023	9.29	.32	(.12 )	.20	(.32 )	—	(.32 )	9.17	2.17	3.17		.17	.44	3.45
10/31/2022	10.21	.18	(.92 )	(.74 )	(.17 )	(.01 )	(.18 )	9.29	(7.29)	4.16		.16	.42	1.80
10/31/2021	10.41	.08	(.06 )	.02	(.21 )	(.01 )	(.22 )	10.21	.13	3.17		.17	.42	.82
Class R-5:
10/31/2025	9.42	.40	.14	.54	(.41 )	—	(.41 )	9.55	5.81	3.07		.07	.34	4.27
10/31/2024	9.17	.40	.25	.65	(.40 )	—	(.40 )	9.42	7.22	5.06		.06	.33	4.28
10/31/2023	9.29	.33	(.12 )	.21	(.33 )	—	(.33 )	9.17	2.28	4.06		.06	.33	3.56
10/31/2022	10.20	.18	(.90 )	(.72 )	(.18 )	(.01 )	(.19 )	9.29	(7.11)	6.06		.06	.32	1.87
10/31/2021	10.40	.09	(.06 )	.03	(.22 )	(.01 )	(.23 )	10.20	.24	5.07		.07	.32	.92
Class R-6:
10/31/2025	9.42	.41	.13	.54	(.41 )	—	(.41 )	9.55	5.87	43.01		.01	.28	4.32
10/31/2024	9.17	.41	.25	.66	(.41 )	—	(.41 )	9.42	7.28	36.01		.01	.28	4.33
10/31/2023	9.29	.34	(.12 )	.22	(.34 )	—	(.34 )	9.17	2.34	29.01		.01	.28	3.63
10/31/2022	10.20	.19	(.90 )	(.71 )	(.19 )	(.01 )	(.20 )	9.29	(7.06)	32.01		.01	.27	1.92
10/31/2021	10.40	.10	(.07 )	.03	(.22 )	(.01 )	(.23 )	10.20	.29	44.02		.02	.27	.97
Refer to the end of the table(s) for footnote(s).

American Funds Portfolio Series	76

Financial highlights (continued)
Tax-Exempt Preservation Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$9.60	$.26	$.14	$.40	$(.25 )	$—	$(.25 )	$9.75	4.28%	$324	.34%	.59%	2.65%
10/31/2024	9.22	.22	.38	.60	(.22 )	—	(.22 )	9.60	6.50	330.35		.61	2.31
10/31/2023	9.26	.18	(.04 )	.14	(.18 )	—	(.18 )	9.22	1.45	369.34		.58	1.86
10/31/2022	9.99	.09	(.71 )	(.62 )	(.11 )	—	(.11 )	9.26	(6.24)	459.34		.61	.91
10/31/2021	10.03	.07	(.01 )	.06	(.10 )	—	(.10 )	9.99	0.60	525.35		.63	.70
Class C:
10/31/2025	9.59	.19	.14	.33	(.18 )	—	(.18 )	9.74	3.53	7	1.05	1.30	1.93
10/31/2024	9.20	.15	.39	.54	(.15 )	—	(.15 )	9.59	5.85	10	1.04	1.30	1.59
10/31/2023	9.24	.11	(.04 )	.07	(.11 )	—	(.11 )	9.20	0.73	16	1.04	1.28	1.15
10/31/2022	9.97	.02	(.71 )	(.69 )	(.04 )	—	(.04 )	9.24	(6.91)	25	1.04	1.31	.19
10/31/2021	10.01	— [6]	— [6]	— [6]	(.04 )	—	(.04 )	9.97	(0.05)	37	1.05	1.33	.01
Class T:
10/31/2025	9.61	.28	.15	.43	(.28 )	—	(.28 )	9.76	4.60 [7]	— [8]	.04 [7]	.29 [7]	2.95 [7]
10/31/2024	9.22	.25	.39	.64	(.25 )	—	(.25 )	9.61	6.98 [7]	— [8]	.01 [7]	.27 [7]	2.65 [7]
10/31/2023	9.26	.21	(.04 )	.17	(.21 )	—	(.21 )	9.22	1.79 [7]	— [8]	.01 [7]	.25 [7]	2.20 [7]
10/31/2022	9.99	.12	(.71 )	(.59 )	(.14 )	—	(.14 )	9.26	(5.97)[7]	— [8]	.05 [7]	.32 [7]	1.21 [7]
10/31/2021	10.03	.10	(.01 )	.09	(.13 )	—	(.13 )	9.99	0.89 [7]	— [8]	.05 [7]	.33 [7]	1.00 [7]
Class F-1:
10/31/2025	9.62	.25	.14	.39	(.25 )	—	(.25 )	9.76	4.13	2.38		.63	2.61
10/31/2024	9.23	.22	.38	.60	(.21 )	—	(.21 )	9.62	6.56	2.39		.65	2.27
10/31/2023	9.27	.17	(.04 )	.13	(.17 )	—	(.17 )	9.23	1.40	2.39		.63	1.80
10/31/2022	10.00	.08	(.71 )	(.63 )	(.10 )	—	(.10 )	9.27	(6.30)	3.39		.66	.79
10/31/2021	10.03	.07	(.01 )	.06	(.09 )	—	(.09 )	10.00	0.65	7.40		.68	.66
Class F-2:
10/31/2025	9.60	.28	.15	.43	(.28 )	—	(.28 )	9.75	4.53	57.10		.35	2.88
10/31/2024	9.22	.24	.38	.62	(.24 )	—	(.24 )	9.60	6.76	54.11		.37	2.55
10/31/2023	9.26	.20	(.04 )	.16	(.20 )	—	(.20 )	9.22	1.69	64.11		.35	2.08
10/31/2022	9.99	.10	(.70 )	(.60 )	(.13 )	—	(.13 )	9.26	(6.04)	98.12		.39	1.08
10/31/2021	10.03	.09	(.01 )	.08	(.12 )	—	(.12 )	9.99	0.83	171.12		.40	.92
Class F-3:
10/31/2025	9.61	.29	.14	.43	(.29 )	—	(.29 )	9.75	4.53	5.01		.26	2.96
10/31/2024	9.22	.25	.39	.64	(.25 )	—	(.25 )	9.61	6.97	7.01		.27	2.65
10/31/2023	9.26	.20	(.03 )	.17	(.21 )	—	(.21 )	9.22	1.80	7.01		.25	2.16
10/31/2022	9.99	.11	(.70 )	(.59 )	(.14 )	—	(.14 )	9.26	(5.93)	15.01		.28	1.14
10/31/2021	10.03	.10	(.01 )	.09	(.13 )	—	(.13 )	9.99	0.93	42.02		.30	1.01
Refer to the end of the table(s) for footnote(s).

77	American Funds Portfolio Series

Financial highlights (continued)

Portfolio turnover rate for all share classes[10]	Year ended October 31,
	2025	2024	2023	2022	2021
Global Growth Portfolio	5%	12%	9%	5%	5%
Growth Portfolio	1	16	1	2	5
Growth and Income Portfolio	2	10	2	7	18
Moderate Growth and Income Portfolio	4	4	9	2	11
Conservative Growth and Income Portfolio	2	16	4	4	30
Tax-Aware Conservative Growth and Income Portfolio	39	40	4	4	— [11]
Preservation Portfolio	9	6	9	20	17
Tax-Exempt Preservation Portfolio	15	34	5	20	5

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or Commonwealth Savers Plan, if any.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]	Amount less than $.01.
[7]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[8]	Amount less than $1 million.
[9]	Amount less than .01%.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Amount is either less than 1% or there is no turnover.
Refer to the notes to financial statements.

American Funds Portfolio Series	78

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Portfolio Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of American Funds Portfolio Series comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Moderate Growth and Income Portfolio, American Funds Conservative Growth and Income Portfolio, American Funds Tax-Aware Conservative Growth and Income Portfolio, American Funds Preservation Portfolio, and American Funds Tax-Exempt Preservation Portfolio (the “Funds”), including the investment portfolios, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the American Funds Portfolio Series as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

79

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2025:
	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Long-term capital gains	$241,961,000	$1,142,376,000	$601,359,000	$249,446,000
Foreign taxes (per share)	$0.0246	$0.0101	$0.0056	$0.0032
Foreign source income (per share)	$0.0817	$0.0205	$0.0263	$0.0127
Qualified dividend income	100%	100%	$262,510,000	$196,399,000
Section 199A dividends	—	—	$3,675,000	$4,464,000
Section 163(j) interest dividends	$5,614,000	—	$170,434,000	$197,835,000
Corporate dividends received deduction	$26,791,000	100%	$169,405,000	$130,226,000
U.S. government income that may be exempt from state taxation	$3,926,000	$9,941,000	$47,603,000	$49,769,000

	Conservative Growth and Income Portfolio	Tax-Aware Conservative Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$118,364,000	$141,144,000	—	—
Foreign taxes (per share)	$0.0005	$0.0016	—	—
Foreign source income (per share)	$0.0300	$0.0241	—	—
Qualified dividend income	$108,923,000	100% *	$8,000	—
Section 199A dividends	$4,139,000	—	—	—
Section 163(j) interest dividends	$243,262,000	$6,558,000	$80,944,000	$93,000
Corporate dividends received deduction	$69,249,000	$33,943,000	$8,000	—
Exempt interest dividends	—	$84,094,000	—	$10,483,000
U.S. government income that may be exempt from state taxation	$33,240,000	$3,162,000	$21,549,000	—
*
The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

American Funds Portfolio Series	80

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

81	American Funds Portfolio Series

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Portfolio Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2026